Filed with the Securities and Exchange Commission on April 15, 2016

REGISTRATION NO. 333-50545

INVESTMENT COMPANY ACT NO. 811-7924

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 23

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 88

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

LINCOLN BENEFIT LIFE COMPANY

(Name of Depositor)

1221 N STREET, SUITE 200

LINCOLN, NEBRASKA 68508

(Address of Depositor's principal executive offices)

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ROBYN WYATT

LINCOLN BENEFIT LIFE COMPANY

1221 N STREET, SUITE 200

LINCOLN, NEBRASKA 68508

(888) 674-3667

(Name, address and telephone number of agent for service)

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2016 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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CONSULTANT I VARIABLE ANNUITY PROSPECTUS

FLEXIBLE PREMIUM

INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

Lincoln Benefit Life Company

IN CONNECTION WITH

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STREET ADDRESS: 5801 SW 6th Ave., Topeka, KS 66636

MAILING ADDRESS: P.O. Box 758561, Topeka, KS 66675-8561

Telephone Number: 1-800-457-7617

Fax Number: 1-785-228-4584

The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. Lincoln Benefit no longer offers this Contract. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers various options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account (“Separate Account”). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:

Invesco Variable Insurance Funds (Series I)

The Alger Portfolios (Class O)

Deutsche Variable Series I (Class A)

Deutsche Variable Series II (Class A)

Federated Insurance Series

Fidelity® Variable Insurance Products (Initial Class)

Janus Aspen Series (Institutional Shares and Service Shares)

Legg Mason Partners Variable Equity Trust (Class I)

MFS® Variable Insurance Trust(SM) (Initial Class)

Oppenheimer Variable Account Funds (Service Shares)

PIMCO Variable Insurance Trust (Administrative Shares)

Putnam Variable Trust (Class IB)

T. Rowe Price Equity Series, Inc. (I)

T. Rowe Price International Series, Inc. (I)

Wells Fargo Variable Trust Funds

The Securities and Exchange Commission has not Approved or Disapproved these Securities nor has it Passed on the Accuracy or the Adequacy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.

The Contracts are not FDIC insured.

The Date of this Prospectus is April 29, 2016.

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”). The current Statement of Additional Information is dated April 29, 2016. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 43 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file financial reports and other information with the SEC on an annual basis. You may read and copy any reports, statements or other information we file at the SEC’s public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-202-551-8090 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

Please read this prospectus carefully and retain it for your future reference.

Table of Contents

Definitions	1
Fee Tables	3
Questions and Answers About Your Contract	5
Condensed Financial Information	9
Description of the Contracts	9
Summary	9
Contract Owner	9
Annuitant	9
Modification of the Contract	9
Assignment	9
Free Look Period	9
Purchases and Contract Value	10
Minimum Purchase Payment	10
Automatic Payment Plan	10
Allocation of Purchase Payments	10
Contract Value	10
Separate Account Accumulation Unit Value	10
Transfer During Accumulation Period	11
Market Timing & Excessive Trading	11
Trading Limitations	12
Short Term Trading Fees	12
Automatic Dollar Cost Averaging Program	12
Portfolio Rebalancing	13
The Investment and Fixed Account Options	13
Separate Account Investments	13
The Portfolios	13
Voting Rights	16
Additions, Deletions, and Substitutions of Securities	16
The Fixed Account	16
General	16
Guaranteed Maturity Fixed Account Option	16
Market Value Adjustment	18
Dollar Cost Averaging Fixed Account Option	18
Annuity Benefits	18
Annuity Date	18
Annuity Options	19
Other Options	19
Annuity Payments: General	19
Variable Annuity Payments	20
Fixed Annuity Payments	21
Transfers During the Annuity Period	21
Death Benefit During Annuity Period	21
Certain Employee Benefit Plans	21
Other Contract Benefits	21
Death Benefit: General	21
Due Proof of Death	21
Death Benefit Payments	22
Beneficiary	25
Contract Loans for 403(b) Contracts	26
Withdrawals (Redemptions)	27
Written Requests and Forms in Good Order	27
Systematic Withdrawal Program	28
ERISA Plans	28
Minimum Contract Value	28
Contract Charges	28
Mortality and Expense Risk Charge	28
Administrative Charges	29
Contract Maintenance Charge	29
Administrative Expense Charge	29
Transfer Fee	29
Sales Charges	29
Waiver Benefits	30
Premium Taxes	31
Deduction for Separate Account Income Taxes	31
Other Expenses	31
Taxes	32
Taxation of Lincoln Benefit Life Company	32
Taxation of Variable Annuities in General	32
Income Tax Withholding	35
Tax Qualified Contracts	35

(i)

Description of Lincoln Benefit Life Company and the Separate Account	40
Lincoln Benefit Life Company	40
Separate Account	40
State Regulation of Lincoln Benefit	40
Financial Statements	40
Administration	40
Distribution of Contracts	41
Legal Proceedings	41
Legal Matters	41
Registration Statement	41
About Lincoln Benefit Life Company	42
Table of Contents of Statement of Additional Information	43
Appendix A Accumulation Unit Values	A-1
Appendix B Illustration of a Market Value Adjustment	B-1

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than as contained in this Prospectus.

(ii)

Definitions

Please refer to this list for the meaning of the following terms:

Accumulation Period - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

Accumulation Unit - A unit of measurement which we use to calculate Contract Value.

Annuitant - The living person on whose life the annuity benefits under a Contract are based.

Annuitization - The process to begin annuity payments under the Contract.

Annuitized Value - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity Period - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

Annuity Unit - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

Beneficiary(ies) - The person(s) designated to receive any death benefits under the Contract.

Company (“We,” “Us,” “Our,” “Lincoln Benefit”) - Lincoln Benefit Life Company.

Contract Anniversary - Each anniversary of the Issue Date.

Contract Owner (“You,” “Your”) - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

Contract Value - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

Contract Year - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

Contribution Year - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

Fixed Account - The portion of the Contract Value allocated to Our general account.

Fixed Annuity - A series of annuity payments that are fixed in amount.

Guarantee Periods - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

Issue Date - The date when the Contract becomes effective.

Latest Annuity Date - The latest date by which you must begin annuity payments under the Contract.

Loan Account - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

Market Value Adjustment - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

Net Investment Factor - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

Non-Qualified Plan - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

Portfolio(s) - The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Purchase Payments - Amounts paid to Us as premium for the Contract by you or on Your behalf.

Qualified Plan - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Tax Code.

Separate Account - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

Surrender Value - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

Tax Code - The Internal Revenue Code of 1986, as amended.

Treasury Rate - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

Valuation Date - Each day the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (“NYSE”) currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

Variable Annuity - A series of annuity payments that vary in amount based on changes in the value of the Sub- Accounts to which Your Contract Value has been allocated.

Withdrawal Charge - The contingent deferred sales charge that may be required upon some withdrawals.

2

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

CONTRIBUTION YEAR	APPLICABLE CHARGE
1-2	7%
3-4	6%
5	5%
6	4%
7	3%
8 +	0%

TRANSFER FEE (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee)	$ 10.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	$ 35.00
Separate Account Annual Expenses (as a percentage of daily net asset value deducted from each of the Sub-Accounts of the Separate Account)
Base Contract (without optional riders)
Mortality and Expense Risk Charge	1.15%
Administrative Expense Charge	0.10%

Total Separate Account Annual Expenses	1.25%
Base Contract (with Enhanced Death Benefit Rider)
Mortality and Expense Risk Charge	1.35%
Administrative Expense Charge	0.10%

Total Separate Account Annual Expenses	1.45%
Base Contract (with Enhanced Income Benefit Rider)
Mortality and Expense Risk Charge	1.50%
Administrative Expense Charge	0.10%

Total Separate Account Annual Expenses	1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
Mortality and Expense Risk Charge	1.55%
Administrative Expense Charge	0.10%

Total Separate Account Annual Expenses	1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
Mortality and Expense Risk Charge	1.70%
Administrative Expense Charge	0.10%

Total Separate Account Annual Expenses	1.80%

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses) (without waivers or reimbursements)	0.10%	1.32%

(1) Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2015.

Example 1

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

• Invested $10,000 in the Contract for the time periods indicated,

• earned a 5% annual return on your investment,

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• surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

• elected the Enhanced Death and Income Benefit Riders II (with total Separate Account expenses of 1.80%).

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 911	$ 1,476	$ 2,064	$ 3,434
Costs Based on Minimum Annual Portfolio Expenses	$ 792	$ 1,118	$ 1,469	$ 2.257

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 316	$ 966	$ 1,639	$ 3,434
Costs Based on Minimum Annual Portfolio Expenses	$ 197	$ 608	$ 1,044	$ 2,257

Explanation of Expense Examples

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. Examples 1 and 2 assume the election of the Enhanced Death and Income Benefit Riders II (total Separate Account expenses of 1.80%). If these riders were not elected, the expense figures shown would be slightly lower. The Examples reflect the Free Withdrawal amounts, if any, and an annual Contract maintenance charge of $35.

4

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT

The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. What is the Contract?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non- qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax- deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub- Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub- Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a “Portfolio”) of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the “Fixed Account”, as described in the answer to Question 5.

2. What Annuity Options does the Contract offer?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

•  a life annuity with payments guaranteed for zero to thirty years;

•  a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

•  fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant’s 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. How do I buy a Contract?

Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. What are my investment choices under the Contract?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in “The Investment and Fixed Account Options: Separate Account Investments.”

Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5

5. What is the Fixed Account option?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub- Account(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1)  when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4)  when you annuitize your Contract; and

5)  when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2)  it is necessary to meet IRS minimum withdrawal requirements; or

3)  it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2)  how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. What are my expenses under the Contract?

Contract Maintenance Charge. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

6

Administrative Expense Charge and Mortality and Expense Risk Charge. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

Transfer Fee. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

Withdrawal Charge (Contingent Deferred Sales Charge). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant’s death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a “Contribution Year”) as follows:

Contribution Year	Applicable Charge
1-2	7%
3-4	6%
5	5%
6	4%
7	3%
8 +	0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first- out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

(a)  the greater of: earnings not previously withdrawn; or 15% of your total Purchase Payments made in the most recent seven years; plus

(b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1)  require long-term medical or custodial care outside the home;

2)  become unemployed; or

3)  are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59  1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.

Premium Taxes. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

Other Expenses. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. How will my investment in the Contract be taxed?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59  1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the “investment in the contract” during the taxable year.

8. Do I have access to my money?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

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Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. What is the Death Benefit?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary which may be evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. What else should I know?

Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

Allocation of Purchase Payments. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Transfers. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub- Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. Who can I contact for more information?

You can write to us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565, or call us at (800) 457-7617.

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FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 2005 through 2015. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account’s financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2015, are included in the Statement of Additional Information. Lincoln Benefit’s financial statements as of December 31, 2015, are included in the Statement of Additional Information.

DESCRIPTION OF THE CONTRACTS

Summary.    The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

Contract Owner.    As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.

Annuitant.    The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

Modification of the Contract.    Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment.    Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

Because of the potential tax consequences and ERISA issues arising from an assignment, you should consult with an attorney before trying to assign your Contract.

Free Look Period.    You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your “free look” rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state’s free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity® VIP Government Money Market Portfolio Sub-Account. Your Contract will contain specific information about your free-look rights in your state.

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PURCHASES AND CONTRACT VALUE

Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

Minimum Purchase Payment.    The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity® VIP Government Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

Automatic Payment Plan.    You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

Allocation of Purchase Payments.    Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the “free-look” period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the “free-look period” to the Fidelity® VIP Government Money Market Sub-Account. If we exercise that right and your state’s free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state’s free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account’s Accumulation Unit Value on the Valuation Date when the allocation occurs.

Contract Value.    We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

Separate Account Accumulation Unit Value.    As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that

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have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 23. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub- Account and, therefore, your Contract Value.

Transfer During Accumulation Period.    During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day’s price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day’s price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in “Market Value Adjustment” on page 18.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 3, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

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TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

• we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

• the total dollar amount being transferred, both in the aggregate and in the transfer request;

• the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

• whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

• whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub- Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

Automatic Dollar Cost Averaging Program.    Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity® VIP Government Money Market Variable Sub-Account in equal

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monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuations on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program.

Portfolio Rebalancing.    Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account’s investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub-Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

THE INVESTMENT AND FIXED ACCOUNT OPTIONS: Separate Account Investments

The Portfolios.    Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.

Portfolio	Each Portfolio Seeks	Investment Adviser
Invesco Variable Insurance Funds
Invesco V.I. American Value Fund - Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series II	Capital growth
Invesco V.I. Growth and Income Fund, Series II	Long-term growth of capital and income.
Invesco V.I. Value Opportunities Fund - Series I(2)	Long-term growth of capital
The Alger Portfolios
Alger Large Cap Growth Portfolio - Class I-2	Long-term capital appreciation	Fred Alger Management, Inc.

Alger Growth & Income Portfolio - Class I-2	Capital appreciation and current income
Alger Capital Appreciation Portfolio - Class I-2	Long-term capital appreciation
Alger Mid Cap Growth Portfolio - Class I-2(4)	Long-term capital appreciation
Alger Small Cap Growth Portfolio - Class I-2(6)	Long-term capital appreciation
Deutsche Variable Series I

Deutsche Bond VIP – Class A	To maximize total return consistent with preservation of capital and prudent investment management, by investing for both current	Deutsche Investment Management Americas Inc.

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Portfolio	Each Portfolio Seeks	Investment Adviser
income and capital appreciation

Deutsche VSI Global Small Cap – Class A	Above-average capital appreciation over the long term
Deutsche VSI Core Equity VIP - Class A	Long-term growth of capital, current income and growth of income
Deutsche CROCI® International VIP – Class A	Long-term growth of capital
Deutsche Variable Series II
Deutsche Global Income Builder VIP – Class A	Maximize income while maintaining prospects for capital appreciation	Deutsche Investment Management Americas Inc.

Federated Insurance Series
Federated Managed Volatility Fund II	High current income and moderate capital appreciation	Federated Equity Management Company of Pennsylvania
Federated Fund for U.S. Government Securities II	Current income	Federated Investment Management Company
Federated High Income Bond Fund II	High current income
Fidelity® Variable Insurance Products
Fidelity® VIP Asset Manager(SM) Portfolio - Initial Class	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company

Fidelity® VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio - Initial Class

Reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(SM) Index (S&P 500®).

Fidelity® VIP Growth Portfolio - Initial Class	To achieve capital appreciation.
Fidelity® VIP Index 500 Portfolio - Initial Class	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500(SM) Index (S&P 500®).
Fidelity® VIP Government Money Market Portfolio - Initial Class (formerly, Fidelity® VIP Money Market Portfolio - Initial Class)	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity® VIP Overseas Portfolio - Initial Class	Long-term growth of capital.

Janus Aspen Series

Janus Aspen Series Balanced Portfolio - Institutional Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	To obtain maximum total return, consistent with preservation of capital.
Janus Aspen Series Overseas Portfolio - Service Shares	Long-term growth of capital.
Janus Aspen Series Janus Portfolio - Institutional Shares	Long-term growth of capital.
Janus Aspen Series Enterprise Portfolio - Institutional Shares	Long-term growth of capital.
Janus Aspen Series Global Research Portfolio - Institutional Shares	Long-term growth of capital.
Legg Mason Partners Variable Equity Trust

ClearBridge Variable Large Cap Value Portfolio - Class I	Long-term growth of capital. Current income is a secondary objective

Legg Mason Partners Fund Advisor, LLC, adviser; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

MFS ® Variable Insurance Trust(SM)
MFS® Growth Series - Initial Class	Capital appreciation	MFS™ Investment Management
MFS® Investors Trust Series - Initial Class	Capital appreciation
MFS® New Discovery Series - Initial Class	Capital appreciation
MFS® Research Series - Initial Class	Capital appreciation
MFS® Total Return Series - Initial Class	Total return

Oppenheimer Variable Account Funds

Oppenheimer Main Street Small Cap Fund - Service Shares	Capital appreciation.	OppenheimerFunds, Inc.
PIMCO Variable Insurance Trust

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PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

PIMCO Total Return Portfolio – Administrative Shares(5)	Maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust

Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective.

		Portfolio	Each Portfolio Seeks	Investment Adviser

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Portfolio	Each Portfolio Seeks	Investment Adviser
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio - I	High level of dividend income and long-term capital growth primarily through investments in stocks	T. Rowe Price Associates, Inc.
T. Rowe Price Mid-Cap Growth Portfolio - I(1)	Long-term capital appreciation by investing earnings in the common stocks of medium-sized companies with the potential for above-average growth.
T. Rowe Price New America Growth Portfolio - I	Long-term growth of capital by investing primarily in the common stocks of companies operating in sectors that T. Rowe Price believes will be the fastest growing in the U.S.
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio - I	Long-term growth of capital by investing primarily in the common stocks of established non-U.S. companies.	T. Rowe Price Associates, Inc.
Wells Fargo Variable Trust Funds

Wells Fargo VT Discovery Fund (formerly, Wells Fargo Advantage VT Discovery Fund)	Long-term capital appreciation.	Wells Fargo Funds Management, LLC Sub-advisor: Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund(SM) (formerly, Wells Fargo Advantage VT Opportunity Fund)	Long-term capital appreciation.

(1) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3) Effective as of January 27, 2012, the Deutsche VSI: Bond VIP – Class A Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(4) Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class I-2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5) Effective May 1, 2015, the PIMCO Total Return – Advisor Shares Sub Account is closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter. An application is pending with the Securities and Exchange Commission requesting an order to allow Lincoln Benefit to remove the PIMCO Total Return Portfolio – Administrative Shares as an investment option under your variable annuity contract and substitute a new investment option, the BlackRock Total Return V.I. Portfolio – Class I Shares. Lincoln Benefit anticipates that, if such order is granted, the proposed substitution will occur during the second quarter of 2016.

(6) Effective October 23, 2015, the Alger Small Cap Growth – Class I-2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded

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mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

Voting Rights.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Additions, Deletions, and Substitutions of Securities.    If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

(a)  to operate the Separate Account in any form permitted by law;

(b)  to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c)  to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

(d)  to add, combine, or remove Sub-Accounts in the Separate Account; and

(e)  to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

The Fixed Account

General.    You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. Please contact us at 1-800-457-7617 for current information.

Guaranteed Maturity Fixed Account Option.    We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate

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to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

Example
Purchase Payment	$ 10,000
Guarantee Period	5 years
Effective Annual Rate	4.50%

End of Contract Year
	Year 1	Year 2	Year 3	Year 4	Year 5
Beginning Contract Value	$ 10,000.00
× (1 + Effective Annual Rate)	× 1.045

$ 10,450.00

Contract Value at end of Contract Year		$ 10,450.00
× (1 + Effective Annual Rate)		× 1.045

$ 10,920.25

Contract Value at end of Contract Year			$ 10,920.25
× (1 + Effective Annual Rate)			× 1.045

$ 11,411.66

Contract Value at end of Contract Year				$ 11,411.66
× (1 + Effective Annual Rate)				× 1.045

$ 11,925.19

Contract Value at end of Contract Year					$ 11,925.19
× (1 + Effective Annual Rate)					× 1.045

$ 12,461.82

Total Interest Credited During Guarantee Period = $2,461.82= ($12,461.82 - $10,000)

Note: This example assumes no withdrawals during the entire five-year Guarantee Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-457-7617.

We will determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

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4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

Market Value Adjustment.    We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 30;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS’ required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

Dollar Cost Averaging Fixed Account Option.    You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in “Automatic Dollar Cost Averaging Program” on page 12 of this prospectus.

ANNUITY BENEFITS

Annuity Date.    You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant’s 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

• the year of your separation from service; or

• April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

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If your Contract is issued pursuant to Section 408 of the Tax Code (traditional IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

Annuity Options.    You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

• Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

• Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

• a Fixed Annuity;

• a Variable Annuity; or

• a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

Option A: Life Income With Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

Option B: Joint and Survivor Life Income With Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

Option C: Payments For A Specified Period Certain Of 5 Years To 30 Years.    We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

• the investment results of the Sub-Accounts you have selected,

• the Contract Value at the time you elected annuitization, and

• the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not “annuitize” your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 27 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

Other Options.    We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

Annuity Payments: General.    On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in “Variable Annuity Payments” and “Fixed Annuity Payments” beginning on page 20.

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You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

You may not withdraw Contract Value during the Annuity Period, if we are making payments to you under any Annuity Option, such as Option A or B above, involving payment to the payee for life or any combination of payments for life and minimum guarantee period for a predetermined number of years.

Variable Annuity Payments.    One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

Fixed Annuity Payments.    You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in “Transfers During the Annuity Period” below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.

Transfers During The Annuity Period.    During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

Death Benefit During Annuity Period.    If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon

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the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant’s death. After the Annuitant’s death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Certain Employee Benefit Plans.    The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

OTHER CONTRACT BENEFITS

Death Benefit: General.    We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

(a) any Owner dies; or

(b) any Annuitant dies and the Owner is a non-living person.

Due Proof of Death.    A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include “Due Proof of Death”. We will accept the following documentation as Due Proof of Death:

• a certified original copy of the Death Certificate;

• a certified copy of a court decree as to the finding of death; or

• a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

Death Proceeds.    If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.

Death Benefit Amount.    The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 23, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

Death Benefit Payments

1. If your spouse is the sole beneficiary:

(a)  Your spouse may elect to receive the Death Proceeds in a lump sum; or

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(b)  Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

(i)  over the life of your spouse; or

(ii)  for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

(iii)  over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

(c)  If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)  transfer all or a portion of the excess among the Sub-Accounts;

(ii)  transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

(iii)  transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

2. If the Beneficiary is not your spouse but is a living person:

(a)  The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

(b)  The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

(i)  over the life of the Beneficiary; or

(ii)  for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

(iii)  over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

(c)  If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 11 and Transfer Fees on page 29 during this 5-year period. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary’s named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner’s death.

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3. If the Beneficiary is a corporation or other type of non-living person:

(a)  The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

(b)  If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 11 and Transfer Fees on page 29 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

Enhanced Death Benefit Rider:    When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant’s death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

Enhanced Income Benefit Rider:    When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

(a)  on or after the tenth Contract Anniversary;

(b)  before the Annuitant’s age 90; and

(c)  within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

(a)  10 years, if the youngest Annuitant’s age is 80 or less on the Annuity Date; or

(b)  5 years, if the youngest Annuitant’s age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. In addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

Enhanced Income Benefit A.    At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

• When you make a Purchase Payment, we will increase the Enhanced Income Benefit A by the amount of your Purchase Payment;

• When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

• On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

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If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner’s 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant’s 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

Enhanced Income Benefit B.    Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

(a)  the date we determine the income benefit;

(b)  the first day of the month following the oldest Contract Owner’s 85th birthday, or the first day of the month following the oldest Annuitant’s 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

(a)  is the withdrawal amount;

(b)  is the Contract Value immediately prior to the withdrawal;

(c)  is the most recently calculated Enhanced Income Benefit A or B, as applicable.

Enhanced Death and Income Benefit Rider II:     When you purchase your Contract and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

(a)  on or after the tenth Contract Anniversary;

(b)  before the Annuitant’s age 90; and

(c)  within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

(a)  10 years, if the youngest Annuitant’s age is 80 or less on the Annuity Date; or

(b)  5 years, if the youngest Annuitant’s age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

Enhanced Death and Income Benefit Rider.    This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant’s age 90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

(a)  10 years, if the youngest Annuitant’s age is 80 or less on the Annuity Date; or

(b)  at least 5 years, if the youngest Annuitant’s age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

Enhanced Death Benefit A.    At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

• When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

• When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

• On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

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If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner’s 85th birthday or, if the Contract Owner is not a living individual, the Annuitant’s 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

Enhanced Death Benefit B.    Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

(a)  the date we determine the death benefit,

(b)  the first day of the month following the oldest Contract Owner’s 85th birthday; or

(c)  the first day of the month following the oldest Annuitant’s 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a)  = the withdrawal amount;

(b)  = the Contract Value immediately before the withdrawal; and

(c)  = the most recently calculated Enhanced Benefit A or B, as appropriate.

Beneficiary.    You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

• your spouse if he or she is still alive; or, if he or she is no longer alive,

• your surviving children equally; or if you have no surviving children,

• your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified Plans.

Contract Loans For 403(b) Contracts.    Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan (“TSA Plan”) under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

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We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant’s Contract loans under TSA plans is more than the lesser of (a) or (b) where:

(a)  equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)  equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity® VIP Government Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Withdrawals (Redemptions).    Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The

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Withdrawal Charges are described on page 29. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in “Market Value Adjustment” on page 18.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in “Minimum Contract Value” on page 28. Your Contract will terminate if you withdraw all of your Contract Value.

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 37.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 29. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account’s investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code;

5) or in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

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The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

Systematic Withdrawal Program.    If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA Plans.    A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

Minimum Contract Value.    If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

CONTRACT CHARGES

We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 3, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

Mortality and Expense Risk Charge.    We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 21.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

ADMINISTRATIVE CHARGES

Contract Maintenance Charge.    We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

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Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

Administrative Expense Charge.    We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

Transfer Fee.    We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

SALES CHARGES.

Withdrawal Charge.    We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

CONTRIBUTION YEAR	WITHDRAWAL CHARGE PERCENTAGE
First and Second	7%
Third and Fourth	6%
Fifth	5%
Sixth	4%
Seventh	3%
Eighth and later	0%

When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

First.    Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

Second.    “Old Purchase Payments” - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

Third.    Any additional amounts available as a “Free Withdrawal,” as described on page 30;

Fourth.    “New Purchase Payments” - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

• on annuitization;

• the payment of a Death Benefit;

• a free withdrawal amount, as described on page 30;

• certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 31;

• withdrawals taken to satisfy IRS minimum distribution rules;

• withdrawals that qualify for one of the waiver benefits described on page 30; and

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• withdrawal under Contracts issued to employees of Lincoln Benefit Life Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 33. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Free Withdrawal.    Withdrawals of the following amounts are never subject to the Withdrawal Charge:

•  In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

• Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 33.

Waiver Benefits

General.    If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

Confinement Waiver Benefit.    Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant’s stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant’s stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant’s immediate family.

Terminal Illness Waiver Benefit.    Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.

Unemployment Waiver Benefit.    Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.

Waiver of Withdrawal Charge For Certain Qualified Plan Withdrawals.    For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

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2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800-457-7617.

Premium Taxes.    We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

Deduction For Separate Account Income Taxes.    We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

Other Expenses.    You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 3. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

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Taxes

The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

• the Contract Owner is a natural person,

• the investments of the Separate Account are “adequately diversified” according to Treasury Department regulations, and

• Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

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Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

• if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

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Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal advisor for more information.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

• if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

• if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income.     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or becoming totally disabled,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

• attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Annuity Option, as described in the Annuity Options section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

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Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which may require 30% mandatory withholding for certain entities.  Please consult with your tax advisor for additional information regarding FATCA.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

• Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

• Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

• Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

• State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

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Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

• made on or after the date the Contract Owner attains age 59 1/2,

•  made to a beneficiary after the Contract Owner’s death,

•  attributable to the Contract Owner being disabled, or

• made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or total disability,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made after separation from service after age 55 (does not apply to IRAs),

• made pursuant to an IRS levy,

• made for certain medical expenses,

• made to pay for health insurance premiums while unemployed (applies only for IRAs),

• made for qualified higher education expenses (applies only for IRAs),

• made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

• from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

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During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts.    Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

• a series of substantially equal periodic payments made over a period of at least 10 years, or,

• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

• hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which may require 30% mandatory withholding for certain entities.  Please consult with your tax advisor for additional information regarding FATCA.

Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount

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that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)  The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)   The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)   The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA. (SEP IRA)    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

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•  severs employment,

• dies,

•  becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

• A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

 Gifts and Generation-skipping Transfers

The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes. Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Tax Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. Additionally, if you transfer your Annuity to another person for less than adequate consideration, there may be federal or state income tax consequences.  The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Description of Lincoln Benefit Life Company and the Separate Account

Lincoln Benefit Life Company

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of Resolution Life, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of Resolution Life L.P., a Bermuda limited partnership and Resolution Life (Parallel) Partnership, a Bermuda-based partnership.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Lincoln Benefit has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholder funds, benefits and expenses are ceded to Allstate Life Insurance Company (“Allstate Life”) and other non-affiliated reinsurers. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of these transactions or agreements has changed the fact that we are primarily liable to you for your Contract.

Separate Account.    Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 43.

State Regulation of Lincoln Benefit.    We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements.    The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.

Administration.     We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with Allstate Life. Allstate Life entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) pursuant to which PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at

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PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. Correspondence you send by regular mail to our service center should be sent to P.O. Box 758566, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.

DISTRIBUTION OF CONTRACTS

Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.

Allstate Distributors, LLC (“ADLLC”), located at 3075 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management’s judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

LEGAL MATTERS

Matters of Nebraska law pertaining to the Contract, including the validity of the Contract and Lincoln Benefit’s right to issue the Contract under Nebraska law, have been passed upon by Lamson Dugan & Murray LLP, Omaha, Nebraska.

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REGISTRATION STATEMENT

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts covered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

ABOUT LINCOLN BENEFIT LIFE COMPANY

Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

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Table of Contents of Statement of Additional Information

The Contract
Annuity Payments
Initial Monthly Annuity Payment
Subsequent Monthly Payments
Transfers After Annuity Date
Annuity Unit Value
Illustrative Example of Annuity Unit Value Calculation
Illustrative Example of Variable Annuity Payments
Experts
Financial Statements

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APPENDIX A – ACCUMULATION UNIT VALUES

Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock – Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small- & Mid-Cap Fund/VA – Service Shares Sub-Account, PIMCO Foreign Bond (U.S. Dollar-Hedged) – Administrative Shares Sub-Account, PIMCO Total Return – Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund – Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund – Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco Van Kampen V.I. Value Opportunities Fund – Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio – Class I Sub-Account, Invesco Van Kampen V.I. American Value Fund – Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS VSII: Global Income Builder VIP – Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio – Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner’s interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

LBL CONSULTANT I VARIABLE ANNUITY – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Policy

Mortality & Expense = 1.15

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class I-2
	2006	$14.559	$17.148	318,953
	2007	$17.148	$22.613	307,354
	2008	$22.613	$12.252	182,353
	2009	$12.252	$18.283	147,379
	2010	$18.283	$20.589	125,277
	2011	$20.589	$20.272	102,062
	2012	$20.272	$23.684	78,761
	2013	$23.684	$31.621	65,750
	2014	$31.621	$35.523	58,244
	2015	$35.523	$37.254	52,334
Alger Growth & Income Portfolio – Class I-2
	2006	$12.665	$13.673	412,877
	2007	$13.673	$14.870	289,123
	2008	$14.870	$8.889	189,627
	2009	$8.889	$11.603	144,735
	2010	$11.603	$12.865	102,497
	2011	$12.865	$13.533	80,128
	2012	$13.533	$15.013	64,595
	2013	$15.013	$19.263	55,508
	2014	$19.263	$21.405	51,188
	2015	$21.405	$21.345	44,622
Alger Large Cap Growth Portfolio – Class I-2
	2006	$11.756	$12.208	452,187
	2007	$12.208	$14.460	340,976
	2008	$14.460	$7.689	252,531
	2009	$7.689	$11.206	202,899
	2010	$11.206	$12.549	159,401
	2011	$12.549	$12.350	114,291
	2012	$12.350	$13.399	90,699
	2013	$13.399	$17.875	81,073
	2014	$17.875	$19.592	72,833
	2015	$19.592	$19.681	65,250
Alger Mid Cap Growth Portfolio – Class I-2
	2006	$18.482	$20.104	495,198
	2007	$20.104	$26.119	395,122
	2008	$26.119	$10.741	307,529
	2009	$10.741	$16.093	251,589
	2010	$16.093	$18.974	201,160
	2011	$18.974	$17.188	154,396
	2012	$17.188	$19.725	126,168
	2013	$19.725	$26.462	97,572
	2014	$26.462	$28.226	82,799
	2015	$28.226	$27.440	74,353

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger SmallCap Growth Portfolio – Class I-2
	2006	$10.913	$12.935	399,147
	2007	$12.935	$14.976	268,659
	2008	$14.976	$7.898	187,715
	2009	$7.898	$11.349	171,410
	2010	$11.349	$14.043	140,374
	2011	$14.043	$13.427	117,145
	2012	$13.427	$14.918	92,887
	2013	$14.918	$19.780	75,544
	2014	$19.780	$19.619	61,624
	2015	$19.619	$18.733	55,890
ClearBridge Variable Large Cap Value Portfolio – Class I
	2006	$11.525	$13.461	49,417
	2007	$13.461	$13.811	35,322
	2008	$13.811	$8.781	26,875
	2009	$8.781	$10.796	20,239
	2010	$10.796	$11.671	17,945
	2011	$11.671	$12.098	17,154
	2012	$12.098	$13.919	16,971
	2013	$13.919	$18.195	17,545
	2014	$18.195	$20.073	15,298
	2015	$20.073	$19.255	9,148
Deutsche VSI: Bond VIP – Class A
	2006	$13.219	$13.671	362,090
	2007	$13.671	$14.064	339,879
	2008	$14.064	$11.560	255,646
	2009	$11.560	$12.566	186,602
	2010	$12.566	$13.253	155,647
	2011	$13.253	$13.833	108,411
	2012	$13.833	$14.722	82,736
	2013	$14.722	$14.099	69,186
	2014	$14.099	$14.847	50,085
	2015	$14.847	$14.620	46,046
Deutsche VSI: Core Equity VIP – Class A
	2006	$10.109	$11.345	102,347
	2007	$11.345	$11.355	73,259
	2008	$11.355	$6.918	49,772
	2009	$6.918	$9.164	38,191
	2010	$9.164	$10.354	21,260
	2011	$10.354	$10.211	20,105
	2012	$10.211	$11.678	17,593
	2013	$11.678	$15.838	17,088
	2014	$15.838	$17.491	15,990
	2015	$17.491	$18.180	14,822
Deutsche VSI: CROCI® International VIP – Class A formerly, Deutsche VSI: International VIP – Class A
	2006	$11.232	$13.967	127,598
	2007	$13.967	$15.805	113,896
	2008	$15.805	$8.083	101,279
	2009	$8.083	$10.658	69,353
	2010	$10.658	$10.697	54,718
	2011	$10.697	$8.803	41,799
	2012	$8.803	$10.488	31,677
	2013	$10.488	$12.453	41,029
	2014	$12.453	$10.851	33,147
	2015	$10.851	$10.129	15,779

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Deutsche VSI: Global Small Cap VIP – Class A
	2006	$20.357	$24.544	166,415
	2007	$24.544	$26.499	131,794
	2008	$26.499	$13.094	97,138
	2009	$13.094	$19.164	83,558
	2010	$19.164	$23.968	72,183
	2011	$23.968	$21.328	61,099
	2012	$21.328	$24.300	42,306
	2013	$24.300	$32.623	35,943
	2014	$32.623	$30.887	29,476
	2015	$30.887	$30.858	22,688
Deutsche VSII: Global Income Builder VIP – Class A
	2006	$10.602	$11.543	346,262
	2007	$11.543	$11.950	249,164
	2008	$11.950	$8.576	165,654
	2009	$8.576	$10.454	114,278
	2010	$10.454	$11.483	87,837
	2011	$11.483	$11.179	63,813
	2012	$11.179	$12.473	52,594
	2013	$12.473	$14.366	46,688
	2014	$14.366	$14.731	41,478
	2015	$14.731	$14.338	38,344
Federated Fund for U.S. Government Securities II
	2006	$13.104	$13.478	722,780
	2007	$13.478	$14.146	603,659
	2008	$14.146	$14.568	494,396
	2009	$14.568	$15.136	374,113
	2010	$15.136	$15.721	305,850
	2011	$15.721	$16.423	238,391
	2012	$16.423	$16.701	220,033
	2013	$16.701	$16.155	179,191
	2014	$16.155	$16.692	132,457
	2015	$16.692	$16.570	116,141
Federated High Income Bond Fund II
	2006	$11.960	$13.088	539,007
	2007	$13.088	$13.368	432,506
	2008	$13.368	$9.770	344,383
	2009	$9.770	$14.748	260,044
	2010	$14.748	$16.710	201,597
	2011	$16.710	$17.356	164,486
	2012	$17.356	$19.659	148,235
	2013	$19.659	$20.771	133,814
	2014	$20.771	$21.065	112,577
	2015	$21.065	$20.269	100,418
Federated Managed Volatility Fund II
	2006	$8.738	$9.980	220,546
	2007	$9.980	$10.253	154,739
	2008	$10.253	$8.062	102,548
	2009	$8.062	$10.213	101,513
	2010	$10.213	$11.305	68,578
	2011	$11.305	$11.698	50,687
	2012	$11.698	$13.118	46,621
	2013	$13.118	$15.772	46,726
	2014	$15.772	$16.185	40,121
	2015	$16.185	$14.776	38,435

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Asset Manager Portfolio – Initial Class
	2006	$11.973	$12.690	338,607
	2007	$12.690	$14.474	252,896
	2008	$14.474	$10.189	202,629
	2009	$10.189	$12.992	144,646
	2010	$12.992	$14.661	116,581
	2011	$14.661	$14.108	93,211
	2012	$14.108	$15.672	74,411
	2013	$15.672	$17.908	63,012
	2014	$17.908	$18.717	54,882
	2015	$18.717	$18.511	44,855
Fidelity VIP Contrafund® Portfolio – Initial Class
	2006	$16.809	$18.546	1,308,454
	2007	$18.546	$21.536	1,005,803
	2008	$21.536	$12.226	742,971
	2009	$12.226	$16.386	631,023
	2010	$16.386	$18.969	511,344
	2011	$18.969	$18.261	383,384
	2012	$18.261	$20.994	335,707
	2013	$20.994	$27.220	271,301
	2014	$27.220	$30.092	238,198
	2015	$30.092	$29.918	205,942
Fidelity VIP Equity-Income Portfolio – Initial Class
	2006	$13.896	$16.496	941,565
	2007	$16.496	$16.539	684,837
	2008	$16.539	$9.366	412,487
	2009	$9.366	$12.044	308,304
	2010	$12.044	$13.697	252,183
	2011	$13.697	$13.658	198,587
	2012	$13.658	$15.823	163,437
	2013	$15.823	$20.025	133,321
	2014	$20.025	$21.500	117,357
	2015	$21.500	$20.391	95,842
Fidelity VIP Government Money Market Portfolio – Initial Class formerly, Fidelity VIP Money Market Portfolio – Initial Class
	2006	$11.601	$12.017	1,166,577
	2007	$12.017	$12.487	1,221,039
	2008	$12.487	$12.705	1,305,720
	2009	$12.705	$12.637	985,343
	2010	$12.637	$12.511	775,634
	2011	$12.511	$12.369	634,224
	2012	$12.369	$12.232	505,511
	2013	$12.232	$12.083	410,477
	2014	$12.083	$11.934	320,879
	2015	$11.934	$11.789	228,320
Fidelity VIP Growth Portfolio – Initial Class
	2006	$10.897	$11.500	769,995
	2007	$11.500	$14.418	618,823
	2008	$14.418	$7.523	492,708
	2009	$7.523	$9.531	405,357
	2010	$9.531	$11.688	320,051
	2011	$11.688	$11.566	270,601
	2012	$11.566	$13.100	225,513
	2013	$13.100	$17.638	186,919
	2014	$17.638	$19.387	165,248
	2015	$19.387	$20.520	139,306

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Index 500 Portfolio – Initial Class
	2006	$11.578	$13.233	1,319,112
	2007	$13.233	$13.778	1,041,479
	2008	$13.778	$8.572	756,199
	2009	$8.572	$10.718	592,792
	2010	$10.718	$12.176	493,294
	2011	$12.176	$12.270	410,778
	2012	$12.270	$14.046	343,300
	2013	$14.046	$18.344	307,792
	2014	$18.344	$20.574	249,167
	2015	$20.574	$20.590	202,228
Fidelity VIP Overseas Portfolio – Initial Class
	2006	$13.526	$15.773	366,639
	2007	$15.773	$18.273	327,028
	2008	$18.273	$10.141	276,821
	2009	$10.141	$12.672	211,336
	2010	$12.672	$14.155	161,268
	2011	$14.155	$11.580	132,738
	2012	$11.580	$13.808	109,420
	2013	$13.808	$17.787	90,942
	2014	$17.787	$16.147	81,429
	2015	$16.147	$16.525	70,824
Invesco V.I. American Value Fund – Series I
	2006	$12.570	$14.984	276,970
	2007	$14.984	$15.958	210,481
	2008	$15.958	$9.252	158,166
	2009	$9.252	$12.720	131,570
	2010	$12.720	$15.356	113,395
	2011	$15.356	$15.306	92,596
	2012	$15.306	$17.731	76,421
	2013	$17.731	$23.511	52,878
	2014	$23.511	$25.483	40,485
	2015	$25.483	$22.869	31,596
Invesco V.I. Growth and Income Fund – Series II
	2006	$12.570	$14.397	396,566
	2007	$14.397	$14.576	306,627
	2008	$14.576	$9.758	199,062
	2009	$9.758	$11.960	183,308
	2010	$11.960	$13.252	150,424
	2011	$13.252	$12.792	100,474
	2012	$12.792	$14.445	78,301
	2013	$14.445	$19.082	62,871
	2014	$19.082	$20.723	41,000
	2015	$20.723	$19.788	34,836
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.242	$12.686	45,228
	2007	$12.686	$14.732	39,490
	2008	$14.732	$7.735	29,220
	2009	$7.735	$11.945	38,907
	2010	$11.945	$15.014	25,399
	2011	$15.014	$13.440	18,967
	2012	$13.440	$14.816	15,527
	2013	$14.816	$19.988	11,807
	2014	$19.988	$21.258	12,458
	2015	$21.258	$21.213	13,061

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Value Opportunities Fund – Series I
	2006	$11.301	$12.634	235,944
	2007	$12.634	$12.669	199,610
	2008	$12.669	$6.034	176,998
	2009	$6.034	$8.820	148,589
	2010	$8.820	$9.351	119,425
	2011	$9.351	$8.953	77,525
	2012	$8.953	$10.407	62,452
	2013	$10.407	$13.747	56,742
	2014	$13.747	$14.475	43,123
	2015	$14.475	$12.808	41,630
Janus Aspen Enterprise Portfolio – Institutional Shares
	2006	$13.812	$15.497	434,028
	2007	$15.497	$18.677	344,083
	2008	$18.677	$10.380	288,564
	2009	$10.380	$14.846	221,943
	2010	$14.846	$18.452	186,653
	2011	$18.452	$17.965	157,425
	2012	$17.965	$20.809	139,793
	2013	$20.809	$27.204	119,634
	2014	$27.204	$30.230	106,398
	2015	$30.230	$31.058	94,655
Janus Aspen Global Research Portfolio – Institutional Shares
	2006	$10.788	$12.594	775,658
	2007	$12.594	$13.634	562,020
	2008	$13.634	$7.451	410,898
	2009	$7.451	$10.132	336,082
	2010	$10.132	$11.591	263,086
	2011	$11.591	$9.874	207,953
	2012	$9.874	$11.709	180,063
	2013	$11.709	$14.851	152,881
	2014	$14.851	$15.758	126,783
	2015	$15.758	$15.207	115,550
Janus Aspen Janus Portfolio – Institutional Shares
	2006	$10.614	$11.676	645,480
	2007	$11.676	$13.270	469,901
	2008	$13.270	$7.900	371,128
	2009	$7.900	$10.637	290,538
	2010	$10.637	$12.031	230,669
	2011	$12.031	$11.252	195,033
	2012	$11.252	$13.177	155,917
	2013	$13.177	$16.961	128,313
	2014	$16.961	$18.927	117,019
	2015	$18.927	$19.691	109,573
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$7.495	62,852
	2009	$7.495	$13.254	86,323
	2010	$13.254	$16.365	71,833
	2011	$16.365	$10.935	59,162
	2012	$10.935	$12.222	39,058
	2013	$12.222	$13.794	31,628
	2014	$13.794	$11.975	26,783
	2015	$11.975	$10.785	23,810

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Institutional Shares
	2006	$15.805	$17.282	970,410
	2007	$17.282	$18.865	747,492
	2008	$18.865	$15.679	535,796
	2009	$15.679	$19.493	427,444
	2010	$19.493	$20.865	348,978
	2011	$20.865	$20.945	284,742
	2012	$20.945	$23.501	258,732
	2013	$23.501	$27.887	196,994
	2014	$27.887	$29.883	169,459
	2015	$29.883	$29.695	151,948
Janus Aspen Series Flexible Bond Portfolio – Institutional Shares
	2006	$13.619	$14.017	393,774
	2007	$14.017	$14.816	327,277
	2008	$14.816	$15.514	272,856
	2009	$15.514	$17.346	231,270
	2010	$17.346	$18.496	202,832
	2011	$18.496	$19.499	171,010
	2012	$19.499	$20.862	146,755
	2013	$20.862	$20.575	105,740
	2014	$20.575	$21.322	81,060
	2015	$21.322	$21.104	71,503
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$12.526	$14.605	84,464
	2007	$14.605	$17.055	73,894
	2008	$17.055	$16.058	0
MFS® Growth Series – Initial Class
	2006	$10.821	$11.531	165,550
	2007	$11.531	$13.798	126,996
	2008	$13.798	$8.528	102,015
	2009	$8.528	$11.594	78,308
	2010	$11.594	$13.207	66,211
	2011	$13.207	$13.001	60,057
	2012	$13.001	$15.071	50,368
	2013	$15.071	$20.369	39,799
	2014	$20.369	$21.915	31,469
	2015	$21.915	$23.279	27,675
MFS® Investors Trust Series – Initial Class
	2006	$10.596	$11.824	171,767
	2007	$11.824	$12.880	126,138
	2008	$12.880	$8.512	100,457
	2009	$8.512	$10.668	84,052
	2010	$10.668	$11.704	56,558
	2011	$11.704	$11.307	36,636
	2012	$11.307	$13.308	32,003
	2013	$13.308	$17.356	24,351
	2014	$17.356	$19.026	17,070
	2015	$19.026	$18.831	16,801
MFS® New Discovery Series – Initial Class
	2006	$17.209	$19.241	161,666
	2007	$19.241	$19.479	139,957
	2008	$19.479	$11.671	119,273
	2009	$11.671	$18.809	94,439
	2010	$18.809	$25.325	80,183
	2011	$25.325	$22.443	58,617
	2012	$22.443	$26.868	53,041
	2013	$26.868	$37.551	49,336
	2014	$37.551	$34.393	39,916
	2015	$34.393	$33.325	35,322

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Research Series – Initial Class
	2006	$11.085	$12.095	119,287
	2007	$12.095	$13.521	86,910
	2008	$13.521	$8.534	55,904
	2009	$8.534	$11.002	49,781
	2010	$11.002	$12.593	38,970
	2011	$12.593	$12.381	34,033
	2012	$12.381	$14.339	29,467
	2013	$14.339	$18.732	21,713
	2014	$18.732	$20.387	15,365
	2015	$20.387	$20.296	14,416
MFS® Total Return Series – Initial Class
	2006	$14.714	$16.260	802,883
	2007	$16.260	$16.734	661,560
	2008	$16.734	$12.868	464,793
	2009	$12.868	$15.000	347,219
	2010	$15.000	$16.285	279,717
	2011	$16.285	$16.368	217,821
	2012	$16.368	$17.983	185,517
	2013	$17.983	$21.143	153,519
	2014	$21.143	$22.654	114,901
	2015	$22.654	$22.290	81,974
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$14.256	$16.144	279,529
	2007	$16.144	$15.720	219,803
	2008	$15.720	$9.625	151,992
	2009	$9.625	$13.011	120,823
	2010	$13.011	$15.812	98,906
	2011	$15.812	$15.244	74,721
	2012	$15.244	$17.714	78,073
	2013	$17.714	$24.600	71,129
	2014	$24.600	$27.126	52,019
	2015	$27.126	$25.157	38,809
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$11.550	$11.657	247,334
	2007	$11.657	$11.929	175,543
	2008	$11.929	$11.501	185,837
	2009	$11.501	$13.133	139,898
	2010	$13.133	$14.072	137,307
	2011	$14.072	$14.838	121,733
	2012	$14.838	$16.243	102,765
	2013	$16.243	$16.122	103,151
	2014	$16.122	$17.698	84,730
	2015	$17.698	$17.529	67,505
PIMCO Total Return Portfolio – Administrative Shares
	2006	$11.476	$11.771	944,261
	2007	$11.771	$12.643	737,286
	2008	$12.643	$13.088	699,373
	2009	$13.088	$14.744	709,743
	2010	$14.744	$15.743	639,674
	2011	$15.743	$16.109	508,815
	2012	$16.109	$17.434	464,493
	2013	$17.434	$16.880	289,601
	2014	$16.880	$17.383	226,411
	2015	$17.383	$17.244	169,773

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Premier VIT NACM Small Cap Portfolio – Class 1
	2006	$11.669	$14.300	198,198
	2007	$14.300	$14.203	142,608
	2008	$14.203	$8.186	108,005
	2009	$8.186	$9.344	85,491
	2010	$9.344	$10.843	0
Premier VIT OpCap Balanced Portfolio
	2006	$10.971	$12.005	99,054
	2007	$12.005	$11.330	58,167
	2008	$11.330	$7.700	43,630
	2009	$7.700	$7.432	0
Putnam VT International Value Fund – Class IB
	2006	$15.027	$18.881	158,576
	2007	$18.881	$19.952	125,260
	2008	$19.952	$10.636	74,027
	2009	$10.636	$13.254	56,664
	2010	$13.254	$14.022	39,029
	2011	$14.022	$11.940	26,096
	2012	$11.940	$14.350	21,954
	2013	$14.350	$17.320	21,131
	2014	$17.320	$15.482	16,908
	2015	$15.482	$14.984	15,321
Ridgeworth Large Cap Growth Stock Fund
	2006	$8.929	$9.773	67,263
	2007	$9.773	$11.125	88,003
	2008	$11.125	$6.517	81,011
	2009	$6.517	$6.634	0
Ridgeworth Large Cap Value Equity Fund
	2006	$10.696	$12.937	142,829
	2007	$12.937	$13.229	83,673
	2008	$13.229	$8.781	59,269
	2009	$8.781	$8.309	0
T. Rowe Price Equity Income Portfolio – I
	2006	$15.306	$17.984	762,467
	2007	$17.984	$18.339	575,733
	2008	$18.339	$11.571	402,473
	2009	$11.571	$14.353	288,947
	2010	$14.353	$16.304	227,597
	2011	$16.304	$15.987	165,957
	2012	$15.987	$18.495	147,085
	2013	$18.495	$23.694	114,417
	2014	$23.694	$25.126	91,032
	2015	$25.126	$23.113	78,126
T. Rowe Price International Stock Portfolio – I
	2006	$11.847	$13.934	244,192
	2007	$13.934	$15.553	191,891
	2008	$15.553	$7.879	149,103
	2009	$7.879	$11.858	116,835
	2010	$11.858	$13.403	95,977
	2011	$13.403	$11.538	69,775
	2012	$11.538	$13.495	78,643
	2013	$13.495	$15.201	65,383
	2014	$15.201	$14.826	30,868
	2015	$14.826	$14.510	29,451

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
T. Rowe Price Mid-Cap Growth Portfolio – I
	2006	$20.534	$21.626	404,390
	2007	$21.626	$25.097	295,779
	2008	$25.097	$14.931	222,831
	2009	$14.931	$21.476	160,985
	2010	$21.476	$27.173	125,304
	2011	$27.173	$26.495	92,948
	2012	$26.495	$29.801	73,521
	2013	$29.801	$40.231	65,296
	2014	$40.231	$44.942	56,067
	2015	$44.942	$47.296	46,953
T. Rowe Price New America Growth Portfolio – I
	2006	$10.271	$10.888	129,696
	2007	$10.888	$12.233	117,852
	2008	$12.233	$7.461	92,406
	2009	$7.461	$11.035	64,870
	2010	$11.035	$13.040	49,935
	2011	$13.040	$12.740	45,311
	2012	$12.740	$14.232	48,686
	2013	$14.232	$19.398	28,832
	2014	$19.398	$20.945	25,891
	2015	$20.945	$22.464	17,669
Wells Fargo VT Discovery Fund formerly, Wells Fargo Advantage VT Discovery Fund
	2006	$11.481	$12.999	225,795
	2007	$12.999	$15.702	161,353
	2008	$15.702	$8.628	115,632
	2009	$8.628	$11.956	82,156
	2010	$11.956	$16.004	68,993
	2011	$16.004	$15.872	55,858
	2012	$15.872	$18.455	53,856
	2013	$18.455	$26.209	42,675
	2014	$26.209	$25.975	35,208
	2015	$25.975	$25.277	29,411
Wells Fargo VT Opportunity Fund – Class 2 formerly, Wells Fargo Advantage VT Opportunity Fund – Class 2
	2006	$11.040	$12.235	431,405
	2007	$12.235	$12.884	339,846
	2008	$12.884	$7.622	257,232
	2009	$7.622	$11.120	196,311
	2010	$11.120	$13.591	157,062
	2011	$13.591	$12.682	117,739
	2012	$12.682	$14.468	100,940
	2013	$14.468	$18.672	73,852
	2014	$18.672	$20.362	64,044
	2015	$20.362	$19.489	53,089

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.

LBL CONSULTANT I VARIABLE ANNUITY – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Policy plus Death Benefit and Income Benefit Rider II

Mortality & Expense = 1.7

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger Capital Appreciation Portfolio – Class I-2
	2006	$6.506	$7.621	732,706
	2007	$7.621	$9.995	759,050
	2008	$9.995	$5.385	521,910
	2009	$5.385	$7.992	457,894
	2010	$7.992	$8.951	466,843
	2011	$8.951	$8.765	505,465
	2012	$8.765	$10.184	243,023
	2013	$10.184	$13.522	262,580
	2014	$13.522	$15.108	223,337
	2015	$15.108	$15.757	167,264
Alger Growth & Income Portfolio – Class I-2
	2006	$7.252	$7.786	339,270
	2007	$7.786	$8.421	308,605
	2008	$8.421	$5.006	254,925
	2009	$5.006	$6.499	249,853
	2010	$6.499	$7.166	199,795
	2011	$7.166	$7.496	169,075
	2012	$7.496	$8.271	171,101
	2013	$8.271	$10.554	135,343
	2014	$10.554	$11.663	100,392
	2015	$11.663	$11.567	92,201
Alger Large Cap Growth Portfolio – Class I-2
	2006	$7.041	$7.271	413,156
	2007	$7.271	$8.565	371,317
	2008	$8.565	$4.529	324,912
	2009	$4.529	$6.565	298,212
	2010	$6.565	$7.311	266,498
	2011	$7.311	$7.156	160,824
	2012	$7.156	$7.721	136,867
	2013	$7.721	$10.244	111,785
	2014	$10.244	$11.167	132,723
	2015	$11.167	$11.156	98,878
Alger Mid Cap Growth Portfolio – Class I-2
	2006	$10.424	$11.277	894,467
	2007	$11.277	$14.569	822,716
	2008	$14.569	$5.959	721,972
	2009	$5.959	$8.878	656,392
	2010	$8.878	$10.410	560,969
	2011	$10.410	$9.379	432,244
	2012	$9.379	$10.704	356,543
	2013	$10.704	$14.281	307,935
	2014	$14.281	$15.150	241,703
	2015	$15.150	$14.647	200,464

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Alger SmallCap Growth Portfolio – Class I-2
	2006	$6.651	$7.840	400,994
	2007	$7.840	$9.027	386,201
	2008	$9.027	$4.734	324,933
	2009	$4.734	$6.765	302,059
	2010	$6.765	$8.326	273,464
	2011	$8.326	$7.917	210,162
	2012	$7.917	$8.747	163,618
	2013	$8.747	$11.535	126,657
	2014	$11.535	$11.379	107,060
	2015	$11.379	$10.805	94,529
ClearBridge Variable Large Cap Value Portfolio – Class I
	2006	$11.419	$13.264	47,405
	2007	$13.264	$13.534	46,980
	2008	$13.534	$8.557	42,904
	2009	$8.557	$10.464	43,855
	2010	$10.464	$11.250	44,795
	2011	$11.250	$11.597	35,396
	2012	$11.597	$13.269	103,883
	2013	$13.269	$17.251	42,635
	2014	$17.251	$18.927	26,998
	2015	$18.927	$18.056	11,475
Deutsche VSI: Bond VIP – Class A
	2006	$12.544	$12.902	203,670
	2007	$12.902	$13.200	192,164
	2008	$13.200	$10.790	162,984
	2009	$10.790	$11.665	139,150
	2010	$11.665	$12.234	131,495
	2011	$12.234	$12.700	95,813
	2012	$12.700	$13.442	74,674
	2013	$13.442	$12.803	68,152
	2014	$12.803	$13.408	61,385
	2015	$13.408	$13.130	54,641
Deutsche VSI: Core Equity VIP – Class A
	2006	$8.847	$9.874	79,081
	2007	$9.874	$9.829	76,673
	2008	$9.829	$5.955	67,583
	2009	$5.955	$7.846	85,215
	2010	$7.846	$8.815	73,664
	2011	$8.815	$8.646	63,481
	2012	$8.646	$9.834	48,726
	2013	$9.834	$13.264	44,715
	2014	$13.264	$14.568	42,080
	2015	$14.568	$15.059	64,556
Deutsche VSI: CROCI® International VIP – Class A formerly, Deutsche VSI: International VIP – Class A
	2006	$7.768	$9.606	229,934
	2007	$9.606	$10.810	202,975
	2008	$10.810	$5.498	253,788
	2009	$5.498	$7.210	164,420
	2010	$7.210	$7.197	126,785
	2011	$7.197	$5.890	106,508
	2012	$5.890	$6.979	98,904
	2013	$6.979	$8.241	70,952
	2014	$8.241	$7.142	48,579
	2015	$7.142	$6.630	33,935

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Deutsche VSI: Global Small Cap VIP – Class A
	2006	$10.942	$13.120	368,488
	2007	$13.120	$14.087	319,396
	2008	$14.087	$6.922	292,135
	2009	$6.922	$10.076	295,598
	2010	$10.076	$12.533	247,927
	2011	$12.533	$11.091	194,798
	2012	$11.091	$12.567	162,040
	2013	$12.567	$16.779	115,189
	2014	$16.779	$15.799	127,708
	2015	$15.799	$15.697	106,456
Deutsche VSII: Global Income Builder VIP – Class A
	2006	$10.562	$11.437	117,438
	2007	$11.437	$11.776	108,626
	2008	$11.776	$8.404	99,008
	2009	$8.404	$10.189	96,552
	2010	$10.189	$11.130	85,675
	2011	$11.130	$10.777	62,067
	2012	$10.777	$11.958	55,722
	2013	$11.958	$13.697	45,570
	2014	$13.697	$13.968	45,285
	2015	$13.968	$13.521	37,109
Federated Fund for U.S. Government Securities II
	2006	$12.243	$12.523	381,051
	2007	$12.523	$13.072	721,964
	2008	$13.072	$13.388	610,475
	2009	$13.388	$13.834	473,221
	2010	$13.834	$14.289	324,041
	2011	$14.289	$14.846	269,692
	2012	$14.846	$15.014	209,711
	2013	$15.014	$14.444	173,446
	2014	$14.444	$14.842	170,920
	2015	$14.842	$14.653	146,826
Federated High Income Bond Fund II
	2006	$11.968	$13.026	430,206
	2007	$13.026	$13.231	379,607
	2008	$13.231	$9.617	307,223
	2009	$9.617	$14.437	275,990
	2010	$14.437	$16.268	242,351
	2011	$16.268	$16.804	195,932
	2012	$16.804	$18.930	179,749
	2013	$18.930	$19.891	128,657
	2014	$19.891	$20.062	108,552
	2015	$20.062	$19.197	63,913
Federated Managed Volatility Fund II
	2006	$7.726	$8.776	100,300
	2007	$8.776	$8.966	65,968
	2008	$8.966	$7.012	98,652
	2009	$7.012	$8.834	87,864
	2010	$8.834	$9.725	54,559
	2011	$9.725	$10.008	30,900
	2012	$10.008	$11.161	104,369
	2013	$11.161	$13.345	27,541
	2014	$13.345	$13.619	15,762
	2015	$13.619	$12.365	7,046

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Asset Manager Portfolio – Initial Class
	2006	$9.929	$10.466	129,882
	2007	$10.466	$11.872	125,667
	2008	$11.872	$8.311	130,724
	2009	$8.311	$10.540	122,598
	2010	$10.540	$11.828	129,616
	2011	$11.828	$11.320	72,461
	2012	$11.320	$12.506	62,231
	2013	$12.506	$14.212	34,548
	2014	$14.212	$14.772	28,682
	2015	$14.772	$14.529	28,433
Fidelity VIP Contrafund® Portfolio – Initial Class
	2006	$11.826	$12.977	1,273,768
	2007	$12.977	$14.986	1,188,207
	2008	$14.986	$8.461	1,080,956
	2009	$8.461	$11.277	1,046,007
	2010	$11.277	$12.983	998,155
	2011	$12.983	$12.430	709,229
	2012	$12.430	$14.212	690,676
	2013	$14.212	$18.326	549,301
	2014	$18.326	$20.149	482,522
	2015	$20.149	$19.922	383,861
Fidelity VIP Equity-Income Portfolio – Initial Class
	2006	$12.255	$14.468	396,481
	2007	$14.468	$14.426	349,218
	2008	$14.426	$8.125	273,985
	2009	$8.125	$10.390	270,828
	2010	$10.390	$11.751	237,804
	2011	$11.751	$11.654	185,670
	2012	$11.654	$13.427	142,532
	2013	$13.427	$16.899	116,569
	2014	$16.899	$18.045	96,979
	2015	$18.045	$17.020	83,523
Fidelity VIP Government Money Market Portfolio – Initial Class formerly, Fidelity VIP Money Market Portfolio – Initial Class
	2006	$10.435	$10.750	725,670
	2007	$10.750	$11.108	714,035
	2008	$11.108	$11.240	1,173,850
	2009	$11.240	$11.119	894,758
	2010	$11.119	$10.947	697,719
	2011	$10.947	$10.764	551,078
	2012	$10.764	$10.586	452,033
	2013	$10.586	$10.400	331,128
	2014	$10.400	$10.216	325,818
	2015	$10.216	$10.036	257,184
Fidelity VIP Growth Portfolio – Initial Class
	2006	$6.415	$6.732	682,021
	2007	$6.732	$8.394	682,803
	2008	$8.394	$4.356	663,776
	2009	$4.356	$5.488	676,234
	2010	$5.488	$6.693	597,279
	2011	$6.693	$6.587	435,815
	2012	$6.587	$7.420	377,416
	2013	$7.420	$9.936	310,756
	2014	$9.936	$10.861	284,700
	2015	$10.861	$11.432	233,240

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Index 500 Portfolio – Initial Class
	2006	$8.407	$9.557	1,346,569
	2007	$9.557	$9.896	1,295,792
	2008	$9.896	$6.123	1,150,557
	2009	$6.123	$7.614	1,043,678
	2010	$7.614	$8.602	911,514
	2011	$8.602	$8.621	744,841
	2012	$8.621	$9.814	646,616
	2013	$9.814	$12.747	569,038
	2014	$12.747	$14.219	505,643
	2015	$14.219	$14.152	451,144
Fidelity VIP Overseas Portfolio – Initial Class
	2006	$9.406	$10.909	513,031
	2007	$10.909	$12.569	470,601
	2008	$12.569	$6.937	476,598
	2009	$6.937	$8.620	469,624
	2010	$8.620	$9.577	413,895
	2011	$9.577	$7.792	323,321
	2012	$7.792	$9.240	281,150
	2013	$9.240	$11.837	229,142
	2014	$11.837	$10.687	249,029
	2015	$10.687	$10.877	209,121
Invesco V.I. American Value Fund – Series I
	2006	$12.455	$14.765	311,438
	2007	$14.765	$15.638	269,763
	2008	$15.638	$9.017	244,967
	2009	$9.017	$12.329	201,588
	2010	$12.329	$14.802	159,248
	2011	$14.802	$14.672	123,833
	2012	$14.672	$16.904	96,739
	2013	$16.904	$22.292	87,271
	2014	$22.292	$24.029	76,406
	2015	$24.029	$21.446	73,197
Invesco V.I. Growth and Income Fund – Series II
	2006	$12.319	$14.033	291,195
	2007	$14.033	$14.129	213,247
	2008	$14.129	$9.407	187,559
	2009	$9.407	$11.466	182,380
	2010	$11.466	$12.635	151,891
	2011	$12.635	$12.129	114,411
	2012	$12.129	$13.621	84,341
	2013	$13.621	$17.896	65,957
	2014	$17.896	$19.329	56,013
	2015	$19.329	$18.355	43,036
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.130	$12.500	60,010
	2007	$12.500	$14.437	59,849
	2008	$14.437	$7.538	46,687
	2009	$7.538	$11.577	51,595
	2010	$11.577	$14.472	53,523
	2011	$14.472	$12.884	45,673
	2012	$12.884	$14.125	28,551
	2013	$14.125	$18.951	27,068
	2014	$18.951	$20.045	22,224
	2015	$20.045	$19.892	13,397

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Value Opportunities Fund – Series I
	2006	$11.197	$12.450	294,765
	2007	$12.450	$12.415	241,174
	2008	$12.415	$5.881	236,766
	2009	$5.881	$8.549	231,753
	2010	$8.549	$9.014	197,346
	2011	$9.014	$8.583	140,959
	2012	$8.583	$9.922	122,553
	2013	$9.922	$13.034	99,437
	2014	$13.034	$13.649	71,338
	2015	$13.649	$12.011	62,300
Janus Aspen Enterprise Portfolio – Institutional Shares
	2006	$4.860	$5.423	510,006
	2007	$5.423	$6.499	505,513
	2008	$6.499	$3.592	433,329
	2009	$3.592	$5.110	419,789
	2010	$5.110	$6.316	360,339
	2011	$6.316	$6.116	287,583
	2012	$6.116	$7.045	245,055
	2013	$7.045	$9.159	211,368
	2014	$9.159	$10.123	174,695
	2015	$10.123	$10.343	170,349
Janus Aspen Global Research Portfolio – Institutional Shares
	2006	$5.947	$6.905	335,256
	2007	$6.905	$7.434	327,739
	2008	$7.434	$4.040	279,358
	2009	$4.040	$5.464	445,607
	2010	$5.464	$6.216	264,635
	2011	$6.216	$5.266	213,672
	2012	$5.266	$6.211	195,301
	2013	$6.211	$7.834	175,354
	2014	$7.834	$8.267	159,472
	2015	$8.267	$7.934	134,398
Janus Aspen Janus Portfolio – Institutional Shares
	2006	$6.042	$6.610	266,266
	2007	$6.610	$7.471	225,942
	2008	$7.471	$4.423	195,932
	2009	$4.423	$5.923	193,524
	2010	$5.923	$6.662	183,375
	2011	$6.662	$6.197	129,587
	2012	$6.197	$7.217	107,789
	2013	$7.217	$9.239	89,643
	2014	$9.239	$10.253	84,701
	2015	$10.253	$10.608	97,418
Janus Aspen Overseas Portfolio – Service Shares
	2008	$10.000	$7.225	81,678
	2009	$7.225	$12.707	127,139
	2010	$12.707	$15.603	120,730
	2011	$15.603	$10.369	236,411
	2012	$10.369	$11.526	64,984
	2013	$11.526	$12.937	54,455
	2014	$12.937	$11.168	47,779
	2015	$11.168	$10.003	38,109

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Janus Aspen Series Balanced Portfolio – Institutional Shares
	2006	$10.473	$11.389	664,165
	2007	$11.389	$12.364	559,884
	2008	$12.364	$10.220	522,134
	2009	$10.220	$12.636	495,193
	2010	$12.636	$13.451	424,233
	2011	$13.451	$13.428	402,662
	2012	$13.428	$14.984	302,661
	2013	$14.984	$17.683	251,992
	2014	$17.683	$18.846	202,417
	2015	$18.846	$18.624	174,813
Janus Aspen Series Flexible Bond Portfolio – Institutional Shares
	2006	$12.767	$13.069	350,195
	2007	$13.069	$13.738	380,041
	2008	$13.738	$14.306	355,482
	2009	$14.306	$15.908	323,948
	2010	$15.908	$16.870	295,938
	2011	$16.870	$17.687	252,052
	2012	$17.687	$18.819	193,648
	2013	$18.819	$18.458	167,369
	2014	$18.458	$19.024	147,083
	2015	$19.024	$18.726	126,920
Janus Aspen Series Foreign Stock Portfolio – Service Shares
	2006	$12.276	$14.235	72,800
	2007	$14.235	$16.532	78,321
	2008	$16.532	$15.537	0
MFS® Growth Series – Initial Class
	2006	$5.273	$5.588	247,942
	2007	$5.588	$6.650	220,878
	2008	$6.650	$4.087	314,346
	2009	$4.087	$5.527	175,017
	2010	$5.527	$6.261	155,208
	2011	$6.261	$6.130	113,799
	2012	$6.130	$7.067	98,625
	2013	$7.067	$9.499	67,784
	2014	$9.499	$10.164	57,852
	2015	$10.164	$10.737	71,819
MFS® Investors Trust Series – Initial Class
	2006	$8.724	$9.682	134,594
	2007	$9.682	$10.488	127,128
	2008	$10.488	$6.893	180,349
	2009	$6.893	$8.591	197,186
	2010	$8.591	$9.375	86,881
	2011	$9.375	$9.007	59,938
	2012	$9.007	$10.543	53,533
	2013	$10.543	$13.674	32,594
	2014	$13.674	$14.908	34,154
	2015	$14.908	$14.674	20,675
MFS® New Discovery Series – Initial Class
	2006	$7.975	$8.868	514,110
	2007	$8.868	$8.928	480,804
	2008	$8.928	$5.320	407,025
	2009	$5.320	$8.527	412,667
	2010	$8.527	$11.418	350,753
	2011	$11.418	$10.063	280,613
	2012	$10.063	$11.981	214,325
	2013	$11.981	$16.653	215,511
	2014	$16.653	$15.169	156,877
	2015	$15.169	$14.617	133,921

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
MFS® Research Series – Initial Class
	2006	$7.502	$8.141	49,634
	2007	$8.141	$9.050	50,049
	2008	$9.050	$5.681	46,891
	2009	$5.681	$7.284	43,067
	2010	$7.284	$8.291	38,811
	2011	$8.291	$8.107	26,137
	2012	$8.107	$9.337	155,546
	2013	$9.337	$12.132	42,010
	2014	$12.132	$13.131	19,004
	2015	$13.131	$13.000	32,400
MFS® Total Return Series – Initial Class
	2006	$12.959	$14.243	569,919
	2007	$14.243	$14.577	589,170
	2008	$14.577	$11.148	454,138
	2009	$11.148	$12.923	417,681
	2010	$12.923	$13.953	393,032
	2011	$13.953	$13.947	283,231
	2012	$13.947	$15.240	249,819
	2013	$15.240	$17.819	220,864
	2014	$17.819	$18.989	195,280
	2015	$18.989	$18.581	169,003
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$13.972	$15.735	325,308
	2007	$15.735	$15.238	316,074
	2008	$15.238	$9.278	291,787
	2009	$9.278	$12.473	266,203
	2010	$12.473	$15.075	255,321
	2011	$15.075	$14.454	208,709
	2012	$14.454	$16.704	184,340
	2013	$16.704	$23.071	188,258
	2014	$23.071	$25.301	140,674
	2015	$25.301	$23.335	106,694
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares
	2006	$11.319	$11.362	99,214
	2007	$11.362	$11.563	106,231
	2008	$11.563	$11.086	122,885
	2009	$11.086	$12.591	135,635
	2010	$12.591	$13.417	119,213
	2011	$13.417	$14.070	85,468
	2012	$14.070	$15.317	51,144
	2013	$15.317	$15.120	37,907
	2014	$15.120	$16.507	32,734
	2015	$16.507	$16.260	22,035
PIMCO Total Return Portfolio – Administrative Shares
	2006	$11.247	$11.473	512,461
	2007	$11.473	$12.255	483,376
	2008	$12.255	$12.616	572,089
	2009	$12.616	$14.135	536,002
	2010	$14.135	$15.010	502,876
	2011	$15.010	$15.275	328,409
	2012	$15.275	$16.441	247,570
	2013	$16.441	$15.831	198,615
	2014	$15.831	$16.214	162,790
	2015	$16.214	$15.996	132,480

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Premier VIT NACM Small Cap Portfolio – Class 1
	2006	$11.436	$13.938	205,170
	2007	$13.938	$13.767	172,785
	2008	$13.767	$7.892	167,008
	2009	$7.892	$8.958	160,896
	2010	$8.958	$10.376	0
Premier VIT OpCap Balanced Portfolio
	2006	$10.870	$11.829	97,834
	2007	$11.829	$11.102	94,157
	2008	$11.102	$7.504	80,619
	2009	$7.504	$7.230	0
Putnam VT International Value Fund – Class IB
	2006	$14.727	$18.403	109,461
	2007	$18.403	$19.339	175,336
	2008	$19.339	$10.253	80,251
	2009	$10.253	$12.707	72,272
	2010	$12.707	$13.369	62,701
	2011	$13.369	$11.322	51,749
	2012	$11.322	$13.532	44,267
	2013	$13.532	$16.243	35,363
	2014	$16.243	$14.440	28,523
	2015	$14.440	$13.898	23,083
Ridgeworth Large Cap Growth Stock Fund
	2006	$8.157	$8.879	51,761
	2007	$8.879	$10.052	47,830
	2008	$10.052	$5.856	43,139
	2009	$5.856	$5.951	0
Ridgeworth Large Cap Value Equity Fund
	2006	$12.925	$15.546	93,618
	2007	$15.546	$15.810	49,278
	2008	$15.810	$10.437	30,278
	2009	$10.437	$9.859	0
T. Rowe Price Equity Income Portfolio – I
	2006	$13.909	$16.254	661,730
	2007	$16.254	$16.483	601,481
	2008	$16.483	$10.343	537,201
	2009	$10.343	$12.759	523,378
	2010	$12.759	$14.414	428,716
	2011	$14.414	$14.056	307,413
	2012	$14.056	$16.172	260,866
	2013	$16.172	$20.605	241,316
	2014	$20.605	$21.730	218,509
	2015	$21.730	$19.880	175,297
T. Rowe Price International Stock Portfolio – I
	2006	$8.554	$10.006	257,698
	2007	$10.006	$11.107	256,965
	2008	$11.107	$5.596	188,929
	2009	$5.596	$8.375	202,112
	2010	$8.375	$9.415	262,241
	2011	$9.415	$8.060	158,565
	2012	$8.060	$9.376	121,404
	2013	$9.376	$10.503	128,895
	2014	$10.503	$10.187	103,817
	2015	$10.187	$9.915	79,820

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
T. Rowe Price Mid-Cap Growth Portfolio – I
	2006	$13.476	$14.114	575,076
	2007	$14.114	$16.289	538,625
	2008	$16.289	$9.638	472,274
	2009	$9.638	$13.787	438,741
	2010	$13.787	$17.348	371,524
	2011	$17.348	$16.823	257,098
	2012	$16.823	$18.818	214,315
	2013	$18.818	$25.264	179,849
	2014	$25.264	$28.068	155,681
	2015	$28.068	$29.376	129,291
T. Rowe Price New America Growth Portfolio – I
	2006	$8.140	$8.581	132,467
	2007	$8.581	$9.589	126,622
	2008	$9.589	$5.816	125,436
	2009	$5.816	$8.555	120,111
	2010	$8.555	$10.054	108,637
	2011	$10.054	$9.769	81,021
	2012	$9.769	$10.853	68,813
	2013	$10.853	$14.711	43,587
	2014	$14.711	$15.797	41,020
	2015	$15.797	$16.850	35,137
Wells Fargo VT Discovery Fund formerly, Wells Fargo Advantage VT Discovery Fund
	2006	$11.435	$12.876	174,427
	2007	$12.876	$15.468	167,923
	2008	$15.468	$8.453	150,363
	2009	$8.453	$11.648	130,113
	2010	$11.648	$15.507	125,559
	2011	$15.507	$15.296	90,356
	2012	$15.296	$17.686	106,448
	2013	$17.686	$24.980	120,720
	2014	$24.980	$24.621	48,514
	2015	$24.621	$23.828	46,932
Wells Fargo VT Opportunity Fund – Class 2 formerly, Wells Fargo Advantage VT Opportunity Fund – Class 2
	2006	$10.996	$12.120	420,788
	2007	$12.120	$12.692	391,679
	2008	$12.692	$7.467	344,261
	2009	$7.467	$10.835	303,876
	2010	$10.835	$13.169	278,789
	2011	$13.169	$12.221	163,451
	2012	$12.221	$13.865	116,811
	2013	$13.865	$17.796	101,343
	2014	$17.796	$19.300	80,714
	2015	$19.300	$18.371	62,042

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:	$40,000.00
Guarantee Period:	5 Years
Guaranteed Interest Rate:	5% Annual Effective Rate
5-year Treasury Rate at Time of Purchase Payment:	6%

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the “Summary of Expenses.” In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

(a)  the greater of:

• earnings not previously withdrawn; or

• 15% of your total Purchase Payments in the most recent seven years; plus

(b)  an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% × $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

.9 × (I - J) × N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.

Example of a Downward Market Value Adjustment

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

.9 × (.06 - .065) × 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

$ - 648.00 = -.0180 × ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

$2,520.00 = 7% × (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

$38,832.00 = $42,000.00-$648.00 - $2,520.00

Example of an Upward Market Value Adjustment

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

.9 × (.06 - .055) × 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

$648.00 = .0180 × ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

$2,520.00 = 7% × ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

$40,128.00 = $42,000.00 + $648.00 - $2,520.00

Example of a Partial Withdrawal

If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows:

Let:	AW	=	the total amount to be withdrawn from your Contract Value
	MVA	=	Market Value Adjustment
	WC	=	Withdrawal Charge
	AW’	=	amount subject to Market Value Adjustment and Withdrawal Charge
Then	AW	-	$20,000.00 = WC - MVA

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW’), which equals AW - $6,000.00. Then, AW = AW’ + $6,000, and AW’ + $6,000.00 - $20,000.00 = WC - MVA.

MVA	=	- .018 × AW’
WC	=	.07 × AW’
WC	-	MVA = .088AW’
AW’	-	$14,000.00 = .088AW’
AW’	=	$14,000.00 / (1 - .088) = $15,350.88
MVA	=	- .018 × $15,350.88 = - $276.32
WC	=	.07 × $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

AW’	=	amount that MVA & WC are applied to
	=	amount withdrawn in excess of Free Amount = $20,000.00 - $6,000.00 = $14,000.00
MVA	=	- .018 × $14,000.00 = - $252.00
WC	=	.07 × $14,000.00 = $980.00

You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.

Example of Free Withdrawal Amount

Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 × .15 = $6,000.00).

LBL3055-7

STATEMENT OF ADDITIONAL INFORMATION
CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
VARIABLE ANNUITY CONTRACTS
LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-457-7617 or writing to us at the following address:

Lincoln Benefit Life Company P.O. Box 758565 Topeka, Kansas 66675-8565 The date of this Statement of Additional Information and of the related Prospectus is: April 29, 2016.

TABLE OF CONTENTS

THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

(a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

(b) the Payment Option you have selected;

(c) the payment frequency you have selected;

(d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

(e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on the next page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a) is the total of:

(1)  the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

(2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

(3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c) is the mortality and expense risk charge and the administrative expense risk charge.

PURCHASE OF CONTRACTS

The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("ADLLC"), distributes the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. The offering of the Contracts is continuous. Lincoln Benefit does not pay ADLLC a commission for distribution of the contracts.

3

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

($101.03523 X 1.0017142)/1.0000943 = $101.19888

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

4

CYBER SECURITY RISKS

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security to prevent or following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

EXPERTS

The financial statements and related financial statement schedule for the year ended December 31, 2013 and for the period from January 1, 2014 through March 31, 2014 of Lincoln Benefit Life Company, included elsewhere in the Registration Statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedule are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements as of December 31, 2015 and 2014 and for the year ended December 31, 2015, and the period from April 1, 2014 through December 31, 2014 of Lincoln Benefit Life Company and the financial statements as of December 31, 2015 and for each of the two years in the period ended December 31, 2015 of the Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

5

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firms) appear in the pages that follow:

• Financial statements of Lincoln Benefit Life Company as of December 31, 2015 and 2014, and for the year ended December 31, 2015, for the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, the related financial statement schedules of Lincoln Benefit Life Company, and

• The financial statements of the Lincoln Benefit Life Variable Annuity Account as of December 31, 2015 and for each of the two years then ended.

The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

6

LBL CONSULTANT I VARIABLE ANNUITY - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Basic Policy plus Death Benefit Rider

Mortality & Expense = 1.35

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class I-2
	2006	$14.346	$16.864	131,941
	2007	$16.864	$22.193	120,985
	2008	$22.193	$12.000	93,105
	2009	$12.000	$17.872	91,133
	2010	$17.872	$20.086	88,596
	2011	$20.086	$19.737	73,912
	2012	$19.737	$23.013	69,405
	2013	$23.013	$30.663	57,710
	2014	$30.663	$34.379	44,198
	2015	$34.379	$35.981	39,819

Alger Growth & Income Portfolio - Class I-2
	2006	$12.480	$13.446	265,392
	2007	$13.446	$14.594	205,846
	2008	$14.594	$8.707	121,197
	2009	$8.707	$11.342	100,922
	2010	$11.342	$12.550	75,780
	2011	$12.550	$13.175	70,444
	2012	$13.175	$14.588	68,963
	2013	$14.588	$18.680	57,332
	2014	$18.680	$20.715	52,514
	2015	$20.715	$20.616	48,413

Alger Large Cap Growth Portfolio - Class I-2
	2006	$11.584	$12.005	184,866
	2007	$12.005	$14.192	137,671
	2008	$14.192	$7.531	113,695
	2009	$7.531	$10.954	102,378
	2010	$10.954	$12.242	73,263
	2011	$12.242	$12.024	58,782
	2012	$12.024	$13.020	54,217
	2013	$13.020	$17.334	46,806
	2014	$17.334	$18.961	31,048
	2015	$18.961	$19.009	26,755

Alger Mid Cap Growth Portfolio - Class I-2
	2006	$18.212	$19.771	207,085
	2007	$19.771	$25.634	178,432
	2008	$25.634	$10.521	128,208
	2009	$10.521	$15.731	109,890
	2010	$15.731	$18.510	76,730
	2011	$18.510	$16.734	57,307
	2012	$16.734	$19.166	47,258
	2013	$19.166	$25.660	41,545
	2014	$25.660	$27.317	34,820
	2015	$27.317	$26.502	30,285

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger SmallCap Growth Portfolio - Class I-2
	2006	$10.753	$12.721	117,811
	2007	$12.721	$14.698	318,444
	2008	$14.698	$7.735	309,895
	2009	$7.735	$11.093	308,642
	2010	$11.093	$13.699	282,565
	2011	$13.699	$13.073	38,177
	2012	$13.073	$14.495	36,295
	2013	$14.495	$19.181	31,939
	2014	$19.181	$18.987	27,660
	2015	$18.987	$18.093	22,278

ClearBridge Variable Large Cap Value Portfolio-Class I
	2006	$11.487	$13.389	17,952
	2007	$13.389	$13.710	10,580
	2008	$13.710	$8.699	9,633
	2009	$8.699	$10.674	7,477
	2010	$10.674	$11.517	6,572
	2011	$11.517	$11.913	10,498
	2012	$11.913	$13.679	18,687
	2013	$13.679	$17.847	21,442
	2014	$17.847	$19.649	21,525
	2015	$19.649	$18.811	17,003

Deutsche VSI: Bond VIP - Class A
	2006	$13.026	$13.444	160,858
	2007	$13.444	$13.803	135,792
	2008	$13.803	$11.323	94,062
	2009	$11.323	$12.283	92,125
	2010	$12.283	$12.929	69,091
	2011	$12.929	$13.468	57,667
	2012	$13.468	$14.305	48,741
	2013	$14.305	$13.672	43,984
	2014	$13.672	$14.369	41,522
	2015	$14.369	$14.121	27,168

Deutsche VSI: Core Equity VIP - Class A
	2006	$9.961	$11.156	51,757
	2007	$11.156	$11.144	46,646
	2008	$11.144	$6.776	40,130
	2009	$6.776	$8.958	35,205
	2010	$8.958	$10.100	25,134
	2011	$10.100	$9.941	24,701
	2012	$9.941	$11.347	14,703
	2013	$11.347	$15.358	15,101
	2014	$15.358	$16.927	7,922
	2015	$16.927	$17.559	7,319

Deutsche VSI: CROCI® International VIP - Class A formerly, Deutsche VSI: International VIP - Class A
	2006	$11.068	$13.735	72,779
	2007	$13.735	$15.511	59,656
	2008	$15.511	$7.917	32,802
	2009	$7.917	$10.418	23,546
	2010	$10.418	$10.435	21,035
	2011	$10.435	$8.570	17,929
	2012	$8.570	$10.191	17,240
	2013	$10.191	$12.076	15,456
	2014	$12.076	$10.502	14,749
	2015	$10.502	$9.783	14,095

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Deutsche VSI: Global Small Cap VIP - Class A
	2006	$20.059	$24.136	79,794
	2007	$24.136	$26.007	77,932
	2008	$26.007	$12.825	56,858
	2009	$12.825	$18.733	48,638
	2010	$18.733	$23.382	39,616
	2011	$23.382	$20.765	24,758
	2012	$20.765	$23.611	21,885
	2013	$23.611	$31.635	17,316
	2014	$31.635	$29.892	15,146
	2015	$29.892	$29.804	14,043

Deutsche VSII: Global Income Builder VIP - Class A
	2006	$10.587	$11.504	178,033
	2007	$11.504	$11.887	145,992
	2008	$11.887	$8.513	95,059
	2009	$8.513	$10.357	76,708
	2010	$10.357	$11.354	54,758
	2011	$11.354	$11.031	42,678
	2012	$11.031	$12.283	32,301
	2013	$12.283	$14.119	25,471
	2014	$14.119	$14.449	22,522
	2015	$14.449	$14.036	19,626

Federated Fund for U.S. Government Securities II
	2006	$12.913	$13.254	307,757
	2007	$13.254	$13.883	305,195
	2008	$13.883	$14.269	272,985
	2009	$14.269	$14.796	212,558
	2010	$14.796	$15.336	180,090
	2011	$15.336	$15.990	133,487
	2012	$15.990	$16.228	107,821
	2013	$16.228	$15.666	80,107
	2014	$15.666	$16.154	75,348
	2015	$16.154	$16.004	54,170

Federated High Income Bond Fund II
	2006	$11.785	$12.871	267,190
	2007	$12.871	$13.119	197,260
	2008	$13.119	$9.569	158,685
	2009	$9.569	$14.416	140,519
	2010	$14.416	$16.302	117,332
	2011	$16.302	$16.898	93,202
	2012	$16.898	$19.102	76,266
	2013	$19.102	$20.142	73,377
	2014	$20.142	$20.387	43,506
	2015	$20.387	$19.576	37,378

Federated Managed Volatility Fund II
	2006	$8.610	$9.814	88,379
	2007	$9.814	$10.063	79,360
	2008	$10.063	$7.896	54,060
	2009	$7.896	$9.983	41,510
	2010	$9.983	$11.029	36,143
	2011	$11.029	$11.389	32,782
	2012	$11.389	$12.746	25,729
	2013	$12.746	$15.294	23,475
	2014	$15.294	$15.663	22,848
	2015	$15.663	$14.271	22,194

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Asset Manager Portfolio - Initial Class
	2006	$11.798	$12.479	99,771
	2007	$12.479	$14.205	82,349
	2008	$14.205	$9.980	70,305
	2009	$9.980	$12.700	57,184
	2010	$12.700	$14.302	44,376
	2011	$14.302	$13.736	34,266
	2012	$13.736	$15.228	28,174
	2013	$15.228	$17.366	22,258
	2014	$17.366	$18.114	21,394
	2015	$18.114	$17.879	17,789

Fidelity VIP Contrafund® Portfolio - Initial Class
	2006	$16.563	$18.238	712,579
	2007	$18.238	$21.136	575,079
	2008	$21.136	$11.975	445,269
	2009	$11.975	$16.018	389,308
	2010	$16.018	$18.505	331,764
	2011	$18.505	$17.779	260,358
	2012	$17.779	$20.399	224,368
	2013	$20.399	$26.396	197,861
	2014	$26.396	$29.123	155,879
	2015	$29.123	$28.896	142,979

Fidelity VIP Equity-Income Portfolio - Initial Class
	2006	$13.693	$16.222	451,230
	2007	$16.222	$16.232	357,268
	2008	$16.232	$9.174	258,569
	2009	$9.174	$11.773	199,512
	2010	$11.773	$13.362	152,833
	2011	$13.362	$13.298	116,078
	2012	$13.298	$15.374	95,571
	2013	$15.374	$19.418	83,462
	2014	$19.418	$20.807	63,614
	2015	$20.807	$19.695	60,069

Fidelity VIP Government Money Market Portfolio - Initial Class formerly, Fidelity VIP Money Market Portfolio - Initial Class
	2006	$11.432	$11.818	777,215
	2007	$11.818	$12.255	735,653
	2008	$12.255	$12.444	899,004
	2009	$12.444	$12.353	520,646
	2010	$12.353	$12.205	302,419
	2011	$12.205	$12.043	305,421
	2012	$12.043	$11.885	272,402
	2013	$11.885	$11.717	231,989
	2014	$11.717	$11.550	147,822
	2015	$11.550	$11.387	131,702

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Initial Class
	2006	$10.738	$11.309	348,620
	2007	$11.309	$14.150	297,256
	2008	$14.150	$7.368	232,724
	2009	$7.368	$9.316	202,281
	2010	$9.316	$11.402	176,210
	2011	$11.402	$11.261	145,810
	2012	$11.261	$12.729	115,061
	2013	$12.729	$17.104	101,399
	2014	$17.104	$18.762	80,500
	2015	$18.762	$19.819	83,009

Fidelity VIP Index 500 Portfolio - Initial Class
	2006	$11.408	$13.013	775,934
	2007	$13.013	$13.522	652,282
	2008	$13.522	$8.396	457,591
	2009	$8.396	$10.477	371,303
	2010	$10.477	$11.878	341,113
	2011	$11.878	$11.946	280,438
	2012	$11.946	$13.647	219,119
	2013	$13.647	$17.788	197,377
	2014	$17.788	$19.911	147,796
	2015	$19.911	$19.887	138,744

Fidelity VIP Overseas Portfolio - Initial Class
	2006	$13.328	$15.511	149,461
	2007	$15.511	$17.933	125,346
	2008	$17.933	$9.932	108,164
	2009	$9.932	$12.386	96,300
	2010	$12.386	$13.809	97,440
	2011	$13.809	$11.275	83,289
	2012	$11.275	$13.417	82,091
	2013	$13.417	$17.249	57,781
	2014	$17.249	$15.627	57,531
	2015	$15.627	$15.960	46,651

Invesco V.I. American Value Fund - Series I
	2006	$12.530	$14.904	242,573
	2007	$14.904	$15.841	113,270
	2008	$15.841	$9.166	55,036
	2009	$9.166	$12.576	51,670
	2010	$12.576	$15.152	52,915
	2011	$15.152	$15.072	39,370
	2012	$15.072	$17.425	31,778
	2013	$17.425	$23.060	22,958
	2014	$23.060	$24.944	26,752
	2015	$24.944	$22.341	25,014

Invesco V.I. Growth and Income Fund - Series II
	2006	$12.478	$14.263	251,100
	2007	$14.263	$14.412	182,053
	2008	$14.412	$9.629	104,511
	2009	$9.629	$11.778	115,962
	2010	$11.778	$13.024	88,968
	2011	$13.024	$12.547	68,833
	2012	$12.547	$14.140	59,289
	2013	$14.140	$18.642	42,674
	2014	$18.642	$20.205	36,635
	2015	$20.205	$19.254	31,294

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.202	$12.619	16,617
	2007	$12.619	$14.625	14,347
	2008	$14.625	$7.663	13,761
	2009	$7.663	$11.811	19,575
	2010	$11.811	$14.816	18,891
	2011	$14.816	$13.236	11,548
	2012	$13.236	$14.562	7,265
	2013	$14.562	$19.605	10,084
	2014	$19.605	$20.810	6,333
	2015	$20.810	$20.724	6,023

Invesco V.I. Value Opportunities Fund - Series I
	2006	$11.263	$12.567	82,864
	2007	$12.567	$12.576	68,073
	2008	$12.576	$5.978	61,339
	2009	$5.978	$8.720	56,680
	2010	$8.720	$9.227	51,648
	2011	$9.227	$8.817	37,810
	2012	$8.817	$10.228	27,112
	2013	$10.228	$13.484	24,509
	2014	$13.484	$14.169	18,051
	2015	$14.169	$12.512	16,495

Janus Aspen Enterprise Portfolio - Institutional Shares
	2006	$13.610	$15.240	178,520
	2007	$15.240	$18.330	338,831
	2008	$18.330	$10.167	320,575
	2009	$10.167	$14.512	304,711
	2010	$14.512	$18.001	294,041
	2011	$18.001	$17.490	99,552
	2012	$17.490	$20.219	70,902
	2013	$20.219	$26.380	64,453
	2014	$26.380	$29.256	51,015
	2015	$29.256	$29.997	47,959

Janus Aspen Global Research Portfolio - Institutional Shares
	2006	$10.630	$12.385	282,234
	2007	$12.385	$13.380	210,257
	2008	$13.380	$7.298	177,779
	2009	$7.298	$9.904	140,892
	2010	$9.904	$11.307	121,801
	2011	$11.307	$9.613	105,297
	2012	$9.613	$11.377	78,463
	2013	$11.377	$14.401	72,627
	2014	$14.401	$15.251	62,772
	2015	$15.251	$14.687	56,389

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Janus Portfolio - Institutional Shares
	2006	$10.459	$11.482	309,264
	2007	$11.482	$13.023	238,000
	2008	$13.023	$7.737	224,941
	2009	$7.737	$10.398	198,458
	2010	$10.398	$11.736	176,333
	2011	$11.736	$10.955	142,527
	2012	$10.955	$12.803	79,125
	2013	$12.803	$16.447	68,362
	2014	$16.447	$18.317	49,714
	2015	$18.317	$19.018	46,089

Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$7.395	31,558
	2009	$7.395	$13.053	31,976
	2010	$13.053	$16.083	23,875
	2011	$16.083	$10.726	16,978
	2012	$10.726	$11.964	14,746
	2013	$11.964	$13.476	13,864
	2014	$13.476	$11.675	12,143
	2015	$11.675	$10.494	10,953

Janus Aspen Series Balanced Portfolio - Institutional Shares
	2006	$15.574	$16.996	556,100
	2007	$16.996	$18.514	437,002
	2008	$18.514	$15.358	320,902
	2009	$15.358	$19.055	268,263
	2010	$19.055	$20.356	238,654
	2011	$20.356	$20.392	194,684
	2012	$20.392	$22.835	179,520
	2013	$22.835	$27.043	164,161
	2014	$27.043	$28.921	149,241
	2015	$28.921	$28.681	145,535

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
	2006	$13.419	$13.784	207,568
	2007	$13.784	$14.541	215,616
	2008	$14.541	$15.195	164,453
	2009	$15.195	$16.956	148,856
	2010	$16.956	$18.044	113,388
	2011	$18.044	$18.985	94,517
	2012	$18.985	$20.271	81,527
	2013	$20.271	$19.952	78,185
	2014	$19.952	$20.635	64,937
	2015	$20.635	$20.383	55,229

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$12.435	$14.469	24,986
	2007	$14.469	$16.863	30,523
	2008	$16.863	$15.866	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Growth Series - Initial Class
	2006	$10.663	$11.339	61,810
	2007	$11.339	$13.541	55,900
	2008	$13.541	$8.352	52,572
	2009	$8.352	$11.334	45,659
	2010	$11.334	$12.884	42,670
	2011	$12.884	$12.658	37,994
	2012	$12.658	$14.644	32,976
	2013	$14.644	$19.752	31,763
	2014	$19.752	$21.209	29,034
	2015	$21.209	$22.484	27,982

MFS® Investors Trust Series - Initial Class
	2006	$10.441	$11.628	80,157
	2007	$11.628	$12.641	62,577
	2008	$12.641	$8.337	58,230
	2009	$8.337	$10.428	45,090
	2010	$10.428	$11.418	44,291
	2011	$11.418	$11.009	37,027
	2012	$11.009	$12.931	31,196
	2013	$12.931	$16.830	26,307
	2014	$16.830	$18.413	24,816
	2015	$18.413	$18.188	23,553

MFS® New Discovery Series - Initial Class
	2006	$16.957	$18.922	68,138
	2007	$18.922	$19.117	58,911
	2008	$19.117	$11.431	52,285
	2009	$11.431	$18.385	47,440
	2010	$18.385	$24.706	43,380
	2011	$24.706	$21.850	31,371
	2012	$21.850	$26.106	25,326
	2013	$26.106	$36.414	22,301
	2014	$36.414	$33.284	21,620
	2015	$33.284	$32.187	19,517

MFS® Research Series - Initial Class
	2006	$10.923	$11.894	76,384
	2007	$11.894	$13.270	69,083
	2008	$13.270	$8.359	58,800
	2009	$8.359	$10.755	52,761
	2010	$10.755	$12.285	45,751
	2011	$12.285	$12.054	44,379
	2012	$12.054	$13.932	42,922
	2013	$13.932	$18.165	41,404
	2014	$18.165	$19.730	21,297
	2015	$19.730	$19.602	18,939

MFS® Total Return Series - Initial Class
	2006	$14.499	$15.990	473,331
	2007	$15.990	$16.423	389,873
	2008	$16.423	$12.604	304,727
	2009	$12.604	$14.662	253,488
	2010	$14.662	$15.886	205,634
	2011	$15.886	$15.936	177,490
	2012	$15.936	$17.474	157,501
	2013	$17.474	$20.502	134,715
	2014	$20.502	$21.925	111,093
	2015	$21.925	$21.529	94,775

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$14.152	$15.994	344,991
	2007	$15.994	$15.543	73,975
	2008	$15.543	$9.497	59,993
	2009	$9.497	$12.813	54,906
	2010	$12.813	$15.540	43,765
	2011	$15.540	$14.952	30,010
	2012	$14.952	$17.340	24,923
	2013	$17.340	$24.033	15,835
	2014	$24.033	$26.448	13,790
	2015	$26.448	$24.478	12,936

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$11.466	$11.549	53,477
	2007	$11.549	$11.795	42,730
	2008	$11.795	$11.348	45,962
	2009	$11.348	$12.933	30,076
	2010	$12.933	$13.830	37,744
	2011	$13.830	$14.554	40,482
	2012	$14.554	$15.900	35,855
	2013	$15.900	$15.750	34,279
	2014	$15.750	$17.255	24,141
	2015	$17.255	$17.057	28,174

PIMCO Total Return Portfolio - Administrative Shares
	2006	$11.392	$11.662	379,913
	2007	$11.662	$12.500	311,272
	2008	$12.500	$12.914	353,676
	2009	$12.914	$14.520	353,431
	2010	$14.520	$15.472	350,980
	2011	$15.472	$15.801	338,912
	2012	$15.801	$17.066	263,050
	2013	$17.066	$16.491	198,482
	2014	$16.491	$16.948	165,389
	2015	$16.948	$16.779	147,333

Premier VIT NACM Small Cap Portfolio - Class 1
	2006	$11.584	$14.167	69,811
	2007	$14.167	$14.043	57,503
	2008	$14.043	$8.078	51,349
	2009	$8.078	$9.202	37,283
	2010	$9.202	$10.671	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.934	$11.941	39,805
	2007	$11.941	$11.246	27,391
	2008	$11.246	$7.628	28,256
	2009	$7.628	$7.358	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Value Fund - Class IB
	2006	$14.917	$18.706	64,700
	2007	$18.706	$19.727	68,254
	2008	$19.727	$10.495	46,936
	2009	$10.495	$13.053	42,557
	2010	$13.053	$13.781	26,987
	2011	$13.781	$11.711	17,291
	2012	$11.711	$14.047	15,445
	2013	$14.047	$16.921	11,210
	2014	$16.921	$15.095	12,255
	2015	$15.095	$14.580	10,245

Ridgeworth Large Cap Growth Stock Fund
	2006	$8.810	$9.624	33,119
	2007	$9.624	$10.934	35,339
	2008	$10.934	$6.392	23,217
	2009	$6.392	$6.503	0

Ridgeworth Large Cap Value Equity Fund
	2006	$10.555	$12.740	48,858
	2007	$12.740	$13.002	28,736
	2008	$13.002	$8.613	20,478
	2009	$8.613	$8.145	0

T. Rowe Price Equity Income Portfolio - I
	2006	$15.082	$17.685	465,452
	2007	$17.685	$17.998	371,950
	2008	$17.998	$11.333	289,316
	2009	$11.333	$14.030	240,655
	2010	$14.030	$15.905	201,365
	2011	$15.905	$15.565	162,387
	2012	$15.565	$17.971	130,630
	2013	$17.971	$22.977	107,839
	2014	$22.977	$24.316	86,790
	2015	$24.316	$22.324	69,957

T. Rowe Price International Stock Portfolio - I
	2006	$11.673	$13.703	93,407
	2007	$13.703	$15.264	90,287
	2008	$15.264	$7.717	63,526
	2009	$7.717	$11.591	57,958
	2010	$11.591	$13.076	51,190
	2011	$13.076	$11.233	36,452
	2012	$11.233	$13.113	25,225
	2013	$13.113	$14.740	23,344
	2014	$14.740	$14.348	22,374
	2015	$14.348	$14.014	23,590

T. Rowe Price Mid-Cap Growth Portfolio - I
	2006	$20.234	$21.267	210,502
	2007	$21.267	$24.631	144,149
	2008	$24.631	$14.624	113,520
	2009	$14.624	$20.993	98,302
	2010	$20.993	$26.509	78,998
	2011	$26.509	$25.796	63,701
	2012	$25.796	$28.957	51,485
	2013	$28.957	$39.012	41,913
	2014	$39.012	$43.494	32,567
	2015	$43.494	$45.681	29,811

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price New America Growth Portfolio - I
	2006	$10.121	$10.707	89,378
	2007	$10.707	$12.006	70,018
	2008	$12.006	$7.308	45,390
	2009	$7.308	$10.787	48,381
	2010	$10.787	$12.721	63,305
	2011	$12.721	$12.404	49,554
	2012	$12.404	$13.829	45,875
	2013	$13.829	$18.810	46,202
	2014	$18.810	$20.270	43,177
	2015	$20.270	$21.696	43,524

Wells Fargo VT Discovery Fund formerly, Wells Fargo Advantage VT Discovery Fund
	2006	$11.464	$12.954	95,244
	2007	$12.954	$15.617	78,865
	2008	$15.617	$8.564	69,952
	2009	$8.564	$11.843	48,753
	2010	$11.843	$15.822	57,547
	2011	$15.822	$15.660	38,378
	2012	$15.660	$18.172	36,507
	2013	$18.172	$25.755	31,775
	2014	$25.755	$25.474	26,019
	2015	$25.474	$24.740	20,850

Wells Fargo VT Opportunity Fund - Class 2 formerly, Wells Fargo Advantage VT Opportunity Fund - Class 2
	2006	$11.023	$12.193	203,235
	2007	$12.193	$12.814	166,470
	2008	$12.814	$7.565	136,895
	2009	$7.565	$11.016	111,241
	2010	$11.016	$13.436	83,026
	2011	$13.436	$12.512	65,579
	2012	$12.512	$14.246	53,619
	2013	$14.246	$18.348	48,169
	2014	$18.348	$19.969	36,878
	2015	$19.969	$19.075	30,531

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

LBL CONSULTANT I VARIABLE ANNUITY - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Basic Policy plus Income Benefit Rider

Mortality & Expense = 1.5

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class I-2
	2006	$6.578	$7.721	181,828
	2007	$7.721	$10.146	184,527
	2008	$10.146	$5.478	176,784
	2009	$5.478	$8.146	154,005
	2010	$8.146	$9.141	123,683
	2011	$9.141	$8.969	93,690
	2012	$8.969	$10.442	77,538
	2013	$10.442	$13.892	84,510
	2014	$13.892	$15.552	83,041
	2015	$15.552	$16.253	61,735

Alger Growth & Income Portfolio - Class I-2
	2006	$7.332	$7.887	208,546
	2007	$7.887	$8.548	200,774
	2008	$8.548	$5.092	135,379
	2009	$5.092	$6.623	127,252
	2010	$6.623	$7.318	90,348
	2011	$7.318	$7.671	65,852
	2012	$7.671	$8.481	42,451
	2013	$8.481	$10.843	35,483
	2014	$10.843	$12.006	26,758
	2015	$12.006	$11.931	23,945

Alger Large Cap Growth Portfolio - Class I-2
	2006	$7.118	$7.366	281,301
	2007	$7.366	$8.695	245,979
	2008	$8.695	$4.607	218,580
	2009	$4.607	$6.691	181,456
	2010	$6.691	$7.466	121,922
	2011	$7.466	$7.323	91,511
	2012	$7.323	$7.917	74,662
	2013	$7.917	$10.525	59,367
	2014	$10.525	$11.495	45,356
	2015	$11.495	$11.507	42,088

Alger Mid Cap Growth Portfolio - Class I-2
	2006	$10.539	$11.424	263,408
	2007	$11.424	$14.790	220,809
	2008	$14.790	$6.061	215,245
	2009	$6.061	$9.049	188,406
	2010	$9.049	$10.631	156,158
	2011	$10.631	$9.597	107,256
	2012	$9.597	$10.975	81,041
	2013	$10.975	$14.672	60,996
	2014	$14.672	$15.596	45,666
	2015	$15.596	$15.108	38,673

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger SmallCap Growth Portfolio - Class I-2
	2006	$6.724	$7.943	137,734
	2007	$7.943	$9.163	110,738
	2008	$9.163	$4.815	96,912
	2009	$4.815	$6.895	83,729
	2010	$6.895	$8.503	72,929
	2011	$8.503	$8.101	54,844
	2012	$8.101	$8.969	45,904
	2013	$8.969	$11.851	34,510
	2014	$11.851	$11.714	29,077
	2015	$11.714	$11.145	25,869

ClearBridge Variable Large Cap Value Portfolio-Class I
	2006	$11.457	$13.335	53,222
	2007	$13.335	$13.634	46,324
	2008	$13.634	$8.637	40,845
	2009	$8.637	$10.583	40,525
	2010	$10.583	$11.401	36,003
	2011	$11.401	$11.776	21,127
	2012	$11.776	$13.501	18,175
	2013	$13.501	$17.588	13,699
	2014	$17.588	$19.335	11,939
	2015	$19.335	$18.483	11,218

Deutsche VSI: Bond VIP - Class A
	2006	$12.683	$13.071	96,941
	2007	$13.071	$13.399	98,459
	2008	$13.399	$10.975	64,949
	2009	$10.975	$11.888	58,686
	2010	$11.888	$12.494	43,547
	2011	$12.494	$12.995	37,835
	2012	$12.995	$13.783	30,425
	2013	$13.783	$13.153	23,145
	2014	$13.153	$13.803	21,522
	2015	$13.803	$13.544	20,805

Deutsche VSI: Core Equity VIP - Class A
	2006	$8.945	$10.003	26,490
	2007	$10.003	$9.977	25,859
	2008	$9.977	$6.057	23,946
	2009	$6.057	$7.996	21,748
	2010	$7.996	$9.002	17,523
	2011	$9.002	$8.847	14,329
	2012	$8.847	$10.083	4,106
	2013	$10.083	$13.627	4,633
	2014	$13.627	$14.997	9,746
	2015	$14.997	$15.533	9,793

Deutsche VSI: CROCI® International VIP - Class A formerly, Deutsche VSI: International VIP - Class A
	2006	$7.854	$9.732	50,293
	2007	$9.732	$10.974	54,547
	2008	$10.974	$5.593	55,414
	2009	$5.593	$7.349	42,055
	2010	$7.349	$7.349	46,013
	2011	$7.349	$6.027	45,002
	2012	$6.027	$7.156	29,919
	2013	$7.156	$8.467	30,311
	2014	$8.467	$7.352	30,724
	2015	$7.352	$6.839	20,482

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Deutsche VSI: Global Small Cap VIP - Class A
	2006	$11.063	$13.291	87,796
	2007	$13.291	$14.300	90,092
	2008	$14.300	$7.041	76,520
	2009	$7.041	$10.269	73,328
	2010	$10.269	$12.799	61,996
	2011	$12.799	$11.349	43,670
	2012	$11.349	$12.885	34,086
	2013	$12.885	$17.239	28,904
	2014	$17.239	$16.264	21,890
	2015	$16.264	$16.192	19,740

Deutsche VSII: Global Income Builder VIP - Class A
	2006	$10.577	$11.475	77,806
	2007	$11.475	$11.839	73,097
	2008	$11.839	$8.466	54,853
	2009	$8.466	$10.284	42,564
	2010	$10.284	$11.257	25,347
	2011	$11.257	$10.921	21,135
	2012	$10.921	$12.143	18,612
	2013	$12.143	$13.937	18,923
	2014	$13.937	$14.241	15,759
	2015	$14.241	$13.813	13,030

Federated Fund for U.S. Government Securities II
	2006	$12.379	$12.687	155,816
	2007	$12.687	$13.269	274,784
	2008	$13.269	$13.618	275,046
	2009	$13.618	$14.100	254,588
	2010	$14.100	$14.593	128,231
	2011	$14.593	$15.192	71,909
	2012	$15.192	$15.395	57,178
	2013	$15.395	$14.840	52,270
	2014	$14.840	$15.279	44,645
	2015	$15.279	$15.114	36,388

Federated High Income Bond Fund II
	2006	$12.101	$13.196	233,583
	2007	$13.196	$13.431	235,713
	2008	$13.431	$9.782	188,612
	2009	$9.782	$14.714	148,987
	2010	$14.714	$16.614	117,044
	2011	$16.614	$17.195	82,293
	2012	$17.195	$19.409	73,026
	2013	$19.409	$20.436	63,200
	2014	$20.436	$20.652	51,924
	2015	$20.652	$19.802	46,830

Federated Managed Volatility Fund II
	2006	$7.812	$8.891	45,873
	2007	$8.891	$9.102	32,263
	2008	$9.102	$7.132	27,119
	2009	$7.132	$9.003	49,624
	2010	$9.003	$9.931	43,354
	2011	$9.931	$10.241	12,931
	2012	$10.241	$11.443	11,299
	2013	$11.443	$13.710	8,363
	2014	$13.710	$14.020	7,719
	2015	$14.020	$12.755	6,908

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Asset Manager Portfolio - Initial Class
	2006	$10.039	$10.603	52,664
	2007	$10.603	$12.051	48,973
	2008	$12.051	$8.454	46,643
	2009	$8.454	$10.742	43,897
	2010	$10.742	$12.079	35,422
	2011	$12.079	$11.584	29,017
	2012	$11.584	$12.822	11,950
	2013	$12.822	$14.601	10,778
	2014	$14.601	$15.207	7,928
	2015	$15.207	$14.987	7,728

Fidelity VIP Contrafund® Portfolio - Initial Class
	2006	$11.957	$13.146	474,681
	2007	$13.146	$15.213	430,419
	2008	$15.213	$8.606	414,732
	2009	$8.606	$11.494	379,399
	2010	$11.494	$13.259	311,833
	2011	$13.259	$12.719	240,666
	2012	$12.719	$14.572	176,480
	2013	$14.572	$18.827	156,704
	2014	$18.827	$20.742	112,216
	2015	$20.742	$20.549	89,510

Fidelity VIP Equity-Income Portfolio - Initial Class
	2006	$12.391	$14.657	246,403
	2007	$14.657	$14.644	222,048
	2008	$14.644	$8.264	190,942
	2009	$8.264	$10.590	178,288
	2010	$10.590	$12.001	149,963
	2011	$12.001	$11.925	106,276
	2012	$11.925	$13.767	83,671
	2013	$13.767	$17.362	65,679
	2014	$17.362	$18.576	55,353
	2015	$18.576	$17.556	50,451

Fidelity VIP Government Money Market Portfolio - Initial Class formerly, Fidelity VIP Money Market Portfolio - Initial Class
	2006	$10.550	$10.890	158,356
	2007	$10.890	$11.276	155,296
	2008	$11.276	$11.433	228,715
	2009	$11.433	$11.332	236,117
	2010	$11.332	$11.179	256,547
	2011	$11.179	$11.015	155,711
	2012	$11.015	$10.854	155,715
	2013	$10.854	$10.685	88,628
	2014	$10.685	$10.516	88,143
	2015	$10.516	$10.352	71,654

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Initial Class
	2006	$6.486	$6.820	369,984
	2007	$6.820	$8.521	337,799
	2008	$8.521	$4.430	297,919
	2009	$4.430	$5.593	279,793
	2010	$5.593	$6.835	228,048
	2011	$6.835	$6.741	186,742
	2012	$6.741	$7.608	148,206
	2013	$7.608	$10.208	130,354
	2014	$10.208	$11.181	114,256
	2015	$11.181	$11.793	104,648

Fidelity VIP Index 500 Portfolio - Initial Class
	2006	$8.500	$9.682	612,005
	2007	$9.682	$10.045	544,236
	2008	$10.045	$6.228	465,525
	2009	$6.228	$7.760	415,634
	2010	$7.760	$8.784	360,517
	2011	$8.784	$8.821	301,654
	2012	$8.821	$10.063	240,599
	2013	$10.063	$13.096	205,765
	2014	$13.096	$14.637	170,783
	2015	$14.637	$14.597	153,590

Fidelity VIP Overseas Portfolio - Initial Class
	2006	$9.510	$11.052	129,714
	2007	$11.052	$12.759	115,540
	2008	$12.759	$7.056	115,660
	2009	$7.056	$8.786	110,033
	2010	$8.786	$9.780	92,501
	2011	$9.780	$7.973	72,172
	2012	$7.973	$9.474	61,643
	2013	$9.474	$12.161	41,902
	2014	$12.161	$11.002	35,551
	2015	$11.002	$11.219	30,161

Invesco V.I. American Value Fund - Series I
	2006	$12.497	$14.845	139,367
	2007	$14.845	$15.754	135,601
	2008	$15.754	$9.102	110,645
	2009	$9.102	$12.470	105,852
	2010	$12.470	$15.001	83,067
	2011	$15.001	$14.900	57,443
	2012	$14.900	$17.200	43,407
	2013	$17.200	$22.728	34,702
	2014	$22.728	$24.548	23,821
	2015	$24.548	$21.954	20,918

Invesco V.I. Growth and Income Fund - Series II
	2006	$12.409	$14.164	86,960
	2007	$14.164	$14.290	82,492
	2008	$14.290	$9.533	73,222
	2009	$9.533	$11.643	71,664
	2010	$11.643	$12.856	48,791
	2011	$12.856	$12.366	36,728
	2012	$12.366	$13.915	27,585
	2013	$13.915	$18.319	20,162
	2014	$18.319	$19.825	16,021
	2015	$19.825	$18.863	12,486

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.170	$12.567	11,147
	2007	$12.567	$14.544	6,188
	2008	$14.544	$7.609	5,596
	2009	$7.609	$11.710	5,916
	2010	$11.710	$14.667	4,237
	2011	$14.667	$13.084	3,981
	2012	$13.084	$14.372	3,264
	2013	$14.372	$19.322	2,359
	2014	$19.322	$20.478	1,833
	2015	$20.478	$20.362	1,783

Invesco V.I. Value Opportunities Fund - Series I
	2006	$11.234	$12.516	124,236
	2007	$12.516	$12.507	120,474
	2008	$12.507	$5.936	114,387
	2009	$5.936	$8.646	102,920
	2010	$8.646	$9.135	80,828
	2011	$9.135	$8.716	63,622
	2012	$8.716	$10.095	55,707
	2013	$10.095	$13.289	46,380
	2014	$13.289	$13.944	40,267
	2015	$13.944	$12.294	35,343

Janus Aspen Enterprise Portfolio - Institutional Shares
	2006	$4.914	$5.494	97,595
	2007	$5.494	$6.598	112,423
	2008	$6.598	$3.654	102,787
	2009	$3.654	$5.208	99,834
	2010	$5.208	$6.450	98,673
	2011	$6.450	$6.258	66,555
	2012	$6.258	$7.223	56,510
	2013	$7.223	$9.410	41,159
	2014	$9.410	$10.421	40,194
	2015	$10.421	$10.668	38,731

Janus Aspen Global Research Portfolio - Institutional Shares
	2006	$6.013	$6.995	163,784
	2007	$6.995	$7.546	137,998
	2008	$7.546	$4.109	120,113
	2009	$4.109	$5.569	110,974
	2010	$5.569	$6.348	93,531
	2011	$6.348	$5.389	81,102
	2012	$5.389	$6.368	50,412
	2013	$6.368	$8.049	43,632
	2014	$8.049	$8.511	35,714
	2015	$8.511	$8.184	31,162

Janus Aspen Janus Portfolio - Institutional Shares
	2006	$6.109	$6.696	175,455
	2007	$6.696	$7.584	173,263
	2008	$7.584	$4.499	140,153
	2009	$4.499	$6.037	101,338
	2010	$6.037	$6.804	77,443
	2011	$6.804	$6.341	62,754
	2012	$6.341	$7.400	53,082
	2013	$7.400	$9.492	41,770
	2014	$9.492	$10.555	38,765
	2015	$10.555	$10.943	35,712

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$7.322	30,972
	2009	$7.322	$12.903	30,415
	2010	$12.903	$15.875	27,765
	2011	$15.875	$10.571	17,822
	2012	$10.571	$11.774	18,110
	2013	$11.774	$13.242	15,503
	2014	$13.242	$11.455	16,288
	2015	$11.455	$10.281	13,377

Janus Aspen Series Balanced Portfolio - Institutional Shares
	2006	$10.589	$11.539	182,130
	2007	$11.539	$12.551	179,897
	2008	$12.551	$10.395	160,873
	2009	$10.395	$12.878	147,689
	2010	$12.878	$13.737	109,159
	2011	$13.737	$13.741	98,486
	2012	$13.741	$15.364	85,089
	2013	$15.364	$18.168	65,199
	2014	$18.168	$19.400	52,789
	2015	$19.400	$19.211	46,194

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
	2006	$12.909	$13.240	88,134
	2007	$13.240	$13.946	93,530
	2008	$13.946	$14.551	68,741
	2009	$14.551	$16.213	67,504
	2010	$16.213	$17.228	57,502
	2011	$17.228	$18.098	43,706
	2012	$18.098	$19.295	41,177
	2013	$19.295	$18.963	33,713
	2014	$18.963	$19.583	27,929
	2015	$19.583	$19.316	25,628

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$12.366	$14.368	34,893
	2007	$14.368	$16.720	29,328
	2008	$16.720	$15.724	0

MFS® Growth Series - Initial Class
	2006	$5.332	$5.662	82,995
	2007	$5.662	$6.751	73,949
	2008	$6.751	$4.158	66,539
	2009	$4.158	$5.633	56,633
	2010	$5.633	$6.394	32,914
	2011	$6.394	$6.272	18,689
	2012	$6.272	$7.246	16,374
	2013	$7.246	$9.759	14,943
	2014	$9.759	$10.463	14,102
	2015	$10.463	$11.075	11,415

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Investors Trust Series - Initial Class
	2006	$8.820	$9.808	59,772
	2007	$9.808	$10.647	58,510
	2008	$10.647	$7.011	46,566
	2009	$7.011	$8.756	44,374
	2010	$8.756	$9.574	35,578
	2011	$9.574	$9.216	23,946
	2012	$9.216	$10.810	16,750
	2013	$10.810	$14.048	14,815
	2014	$14.048	$15.346	14,407
	2015	$15.346	$15.136	13,200

MFS® New Discovery Series - Initial Class
	2006	$8.063	$8.984	156,029
	2007	$8.984	$9.064	141,673
	2008	$9.064	$5.411	112,631
	2009	$5.411	$8.690	91,863
	2010	$8.690	$11.660	83,104
	2011	$11.660	$10.297	57,206
	2012	$10.297	$12.284	37,614
	2013	$12.284	$17.109	35,547
	2014	$17.109	$15.615	29,255
	2015	$15.615	$15.078	27,942

MFS® Research Series - Initial Class
	2006	$7.585	$8.247	23,327
	2007	$8.247	$9.187	22,353
	2008	$9.187	$5.778	17,765
	2009	$5.778	$7.424	15,366
	2010	$7.424	$8.467	14,626
	2011	$8.467	$8.296	13,981
	2012	$8.296	$9.574	7,299
	2013	$9.574	$12.464	5,035
	2014	$12.464	$13.517	4,894
	2015	$13.517	$13.410	4,089

MFS® Total Return Series - Initial Class
	2006	$13.102	$14.429	161,904
	2007	$14.429	$14.797	149,873
	2008	$14.797	$11.339	116,466
	2009	$11.339	$13.171	98,547
	2010	$13.171	$14.249	77,741
	2011	$14.249	$14.272	69,259
	2012	$14.272	$15.626	52,119
	2013	$15.626	$18.307	41,486
	2014	$18.307	$19.547	37,031
	2015	$19.547	$19.166	30,861

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$14.075	$15.882	122,184
	2007	$15.882	$15.411	120,551
	2008	$15.411	$9.402	111,211
	2009	$9.402	$12.666	105,154
	2010	$12.666	$15.339	92,217
	2011	$15.339	$14.736	72,681
	2012	$14.736	$17.064	63,548
	2013	$17.064	$23.616	42,650
	2014	$23.616	$25.950	38,403
	2015	$25.950	$23.982	34,874

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$11.403	$11.468	50,205
	2007	$11.468	$11.695	52,838
	2008	$11.695	$11.235	47,103
	2009	$11.235	$12.785	45,791
	2010	$12.785	$13.652	48,881
	2011	$13.652	$14.345	36,219
	2012	$14.345	$15.648	31,167
	2013	$15.648	$15.477	22,456
	2014	$15.477	$16.931	17,764
	2015	$16.931	$16.711	17,480

PIMCO Total Return Portfolio - Administrative Shares
	2006	$11.330	$11.580	240,487
	2007	$11.580	$12.395	226,182
	2008	$12.395	$12.786	225,199
	2009	$12.786	$14.353	215,499
	2010	$14.353	$15.272	179,210
	2011	$15.272	$15.573	139,996
	2012	$15.573	$16.795	118,225
	2013	$16.795	$16.204	89,677
	2014	$16.204	$16.630	80,410
	2015	$16.630	$16.439	75,206

Premier VIT NACM Small Cap Portfolio - Class 1
	2006	$11.520	$14.069	103,224
	2007	$14.069	$13.924	87,715
	2008	$13.924	$7.997	79,340
	2009	$7.997	$9.096	67,504
	2010	$9.096	$10.543	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.907	$11.893	25,749
	2007	$11.893	$11.184	23,485
	2008	$11.184	$7.575	22,326
	2009	$7.575	$7.303	0

Putnam VT International Value Fund - Class IB
	2006	$14.835	$18.575	46,209
	2007	$18.575	$19.560	43,136
	2008	$19.560	$10.390	36,339
	2009	$10.390	$12.903	34,403
	2010	$12.903	$13.603	19,618
	2011	$13.603	$11.543	17,642
	2012	$11.543	$13.824	15,191
	2013	$13.824	$16.627	9,979
	2014	$16.627	$14.810	9,554
	2015	$14.810	$14.284	8,466

Ridgeworth Large Cap Growth Stock Fund
	2006	$8.247	$8.995	34,863
	2007	$8.995	$10.204	33,316
	2008	$10.204	$5.957	31,594
	2009	$5.957	$6.057	0

Ridgeworth Large Cap Value Equity Fund
	2006	$13.068	$15.750	36,209
	2007	$15.750	$16.049	30,440
	2008	$16.049	$10.616	29,432
	2009	$10.616	$10.034	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Equity Income Portfolio - I
	2006	$14.063	$16.466	205,303
	2007	$16.466	$16.732	188,166
	2008	$16.732	$10.520	166,494
	2009	$10.520	$13.004	151,442
	2010	$13.004	$14.720	113,338
	2011	$14.720	$14.383	90,462
	2012	$14.383	$16.582	66,297
	2013	$16.582	$21.169	50,505
	2014	$21.169	$22.370	42,383
	2015	$22.370	$20.506	36,748

T. Rowe Price International Stock Portfolio - I
	2006	$8.648	$10.136	103,540
	2007	$10.136	$11.275	103,454
	2008	$11.275	$5.692	93,739
	2009	$5.692	$8.536	91,365
	2010	$8.536	$9.615	77,825
	2011	$9.615	$8.248	61,520
	2012	$8.248	$9.613	47,413
	2013	$9.613	$10.790	45,458
	2014	$10.790	$10.487	41,501
	2015	$10.487	$10.228	40,437

T. Rowe Price Mid-Cap Growth Portfolio - I
	2006	$13.625	$14.299	173,748
	2007	$14.299	$16.536	155,934
	2008	$16.536	$9.803	128,599
	2009	$9.803	$14.051	111,747
	2010	$14.051	$17.717	86,867
	2011	$17.717	$17.214	67,005
	2012	$17.214	$19.294	58,720
	2013	$19.294	$25.956	48,970
	2014	$25.956	$28.894	43,554
	2015	$28.894	$30.301	38,385

T. Rowe Price New America Growth Portfolio - I
	2006	$8.230	$8.694	54,252
	2007	$8.694	$9.734	42,214
	2008	$9.734	$5.916	38,467
	2009	$5.916	$8.719	36,945
	2010	$8.719	$10.267	34,340
	2011	$10.267	$9.996	29,607
	2012	$9.996	$11.128	21,146
	2013	$11.128	$15.114	19,992
	2014	$15.114	$16.262	18,061
	2015	$16.262	$17.381	18,754

Wells Fargo VT Discovery Fund formerly, Wells Fargo Advantage VT Discovery Fund
	2006	$11.452	$12.921	43,284
	2007	$12.921	$15.553	51,988
	2008	$15.553	$8.516	41,207
	2009	$8.516	$11.759	37,262
	2010	$11.759	$15.686	30,914
	2011	$15.686	$15.503	22,284
	2012	$15.503	$17.962	14,777
	2013	$17.962	$25.420	14,427
	2014	$25.420	$25.105	14,658
	2015	$25.105	$24.345	13,063

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Wells Fargo VT Opportunity Fund - Class 2 formerly, Wells Fargo Advantage VT Opportunity Fund - Class 2
	2006	$11.012	$12.162	146,162
	2007	$12.162	$12.761	114,322
	2008	$12.761	$7.523	92,841
	2009	$7.523	$10.938	76,236
	2010	$10.938	$13.321	57,765
	2011	$13.321	$12.387	44,471
	2012	$12.387	$14.082	34,818
	2013	$14.082	$18.110	33,149
	2014	$18.110	$19.680	25,861
	2015	$19.680	$18.770	23,968

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

LBL CONSULTANT I VARIABLE ANNUITY - SAI

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

Basic Policy plus Death Benefit and Income Benefit Rider

Mortality & Expense = 1.55

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger Capital Appreciation Portfolio - Class I-2
	2006	$14.136	$16.584	92,279
	2007	$16.584	$21.781	89,223
	2008	$21.781	$11.754	58,388
	2009	$11.754	$17.470	49,662
	2010	$17.470	$19.595	45,536
	2011	$19.595	$19.216	41,818
	2012	$19.216	$22.361	21,532
	2013	$22.361	$29.735	21,457
	2014	$29.735	$33.271	24,353
	2015	$33.271	$34.752	13,711

Alger Growth & Income Portfolio - Class I-2
	2006	$12.297	$13.223	67,698
	2007	$13.223	$14.323	47,930
	2008	$14.323	$8.528	44,599
	2009	$8.528	$11.087	38,293
	2010	$11.087	$12.244	30,125
	2011	$12.244	$12.828	22,942
	2012	$12.828	$14.174	20,337
	2013	$14.174	$18.114	18,574
	2014	$18.114	$20.048	16,779
	2015	$20.048	$19.912	15,509

Alger Large Cap Growth Portfolio - Class I-2
	2006	$11.414	$11.806	111,556
	2007	$11.806	$13.928	95,131
	2008	$13.928	$7.377	80,624
	2009	$7.377	$10.708	56,039
	2010	$10.708	$11.942	43,812
	2011	$11.942	$11.707	38,527
	2012	$11.707	$12.650	25,589
	2013	$12.650	$16.809	21,198
	2014	$16.809	$18.350	18,486
	2015	$18.350	$18.360	15,583

Alger Mid Cap Growth Portfolio - Class I-2
	2006	$17.945	$19.442	66,003
	2007	$19.442	$25.158	66,280
	2008	$25.158	$10.305	48,591
	2009	$10.305	$15.377	42,550
	2010	$15.377	$18.057	29,090
	2011	$18.057	$16.292	26,676
	2012	$16.292	$18.622	21,087
	2013	$18.622	$24.883	19,643
	2014	$24.883	$26.436	17,594
	2015	$26.436	$25.597	17,017

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Alger SmallCap Growth Portfolio - Class I-2
	2006	$10.596	$12.509	145,446
	2007	$12.509	$14.425	126,505
	2008	$14.425	$7.576	107,979
	2009	$7.576	$10.844	96,926
	2010	$10.844	$13.364	79,523
	2011	$13.364	$12.728	63,610
	2012	$12.728	$14.084	49,366
	2013	$14.084	$18.600	35,538
	2014	$18.600	$18.375	26,667
	2015	$18.375	$17.475	24,198

ClearBridge Variable Large Cap Value Portfolio-Class I
	2006	$11.448	$13.317	7,115
	2007	$13.317	$13.609	7,536
	2008	$13.609	$8.618	7,278
	2009	$8.618	$10.554	8,361
	2010	$10.554	$11.363	8,281
	2011	$11.363	$11.731	9,760
	2012	$11.731	$13.443	14,524
	2013	$13.443	$17.504	15,780
	2014	$17.504	$19.233	7,413
	2015	$19.233	$18.376	6,739

Deutsche VSI: Bond VIP - Class A
	2006	$12.835	$13.221	33,092
	2007	$13.221	$13.547	21,984
	2008	$13.547	$11.090	19,116
	2009	$11.090	$12.007	21,632
	2010	$12.007	$12.613	18,608
	2011	$12.613	$13.112	18,135
	2012	$13.112	$13.900	17,183
	2013	$13.900	$13.258	17,320
	2014	$13.258	$13.906	6,407
	2015	$13.906	$13.638	3,626

Deutsche VSI: Core Equity VIP - Class A
	2006	$9.816	$10.971	18,025
	2007	$10.971	$10.937	15,181
	2008	$10.937	$6.636	15,929
	2009	$6.636	$8.757	9,765
	2010	$8.757	$9.854	5,852
	2011	$9.854	$9.679	5,640
	2012	$9.679	$11.025	4,798
	2013	$11.025	$14.893	4,686
	2014	$14.893	$16.382	2,807
	2015	$16.382	$16.959	14,155

Deutsche VSI: CROCI® International VIP - Class A formerly, Deutsche VSI: International VIP - Class A
	2006	$10.906	$13.507	50,762
	2007	$13.507	$15.223	38,115
	2008	$15.223	$7.754	44,613
	2009	$7.754	$10.184	26,122
	2010	$10.184	$10.180	27,468
	2011	$10.180	$8.344	24,263
	2012	$8.344	$9.902	23,125
	2013	$9.902	$11.710	18,115
	2014	$11.710	$10.163	7,462
	2015	$10.163	$9.449	6,224

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Deutsche VSI: Global Small Cap VIP - Class A
	2006	$19.766	$23.736	66,487
	2007	$23.736	$25.524	45,371
	2008	$25.524	$12.561	33,097
	2009	$12.561	$18.312	31,472
	2010	$18.312	$22.811	23,877
	2011	$22.811	$20.217	21,454
	2012	$20.217	$22.942	18,734
	2013	$22.942	$30.677	14,297
	2014	$30.677	$28.929	11,833
	2015	$28.929	$28.786	10,359

Deutsche VSII: Global Income Builder VIP - Class A
	2006	$10.573	$11.466	25,775
	2007	$11.466	$11.823	18,267
	2008	$11.823	$8.451	12,234
	2009	$8.451	$10.260	9,175
	2010	$10.260	$11.226	5,156
	2011	$11.226	$10.885	4,131
	2012	$10.885	$12.096	4,075
	2013	$12.096	$13.876	3,442
	2014	$13.876	$14.172	4,500
	2015	$14.172	$13.739	3,719

Federated Fund for U.S. Government Securities II
	2006	$12.724	$13.034	54,868
	2007	$13.034	$13.625	53,132
	2008	$13.625	$13.976	50,942
	2009	$13.976	$14.463	44,521
	2010	$14.463	$14.962	32,071
	2011	$14.962	$15.568	31,293
	2012	$15.568	$15.768	20,263
	2013	$15.768	$15.192	14,273
	2014	$15.192	$15.634	12,498
	2015	$15.634	$15.458	6,863

Federated High Income Bond Fund II
	2006	$11.612	$12.657	51,464
	2007	$12.657	$12.876	41,313
	2008	$12.876	$9.373	34,847
	2009	$9.373	$14.092	30,350
	2010	$14.092	$15.903	23,939
	2011	$15.903	$16.452	23,110
	2012	$16.452	$18.560	27,091
	2013	$18.560	$19.532	26,527
	2014	$19.532	$19.730	20,215
	2015	$19.730	$18.908	17,487

Federated Managed Volatility Fund II
	2006	$8.484	$9.651	14,559
	2007	$9.651	$9.876	27,091
	2008	$9.876	$7.734	44,755
	2009	$7.734	$9.759	39,743
	2010	$9.759	$10.759	18,356
	2011	$10.759	$11.089	16,339
	2012	$11.089	$12.385	17,783
	2013	$12.385	$14.831	16,276
	2014	$14.831	$15.159	8,594
	2015	$15.159	$13.784	7,439

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Asset Manager Portfolio - Initial Class
	2006	$11.625	$12.272	27,020
	2007	$12.272	$13.941	18,892
	2008	$13.941	$9.775	16,518
	2009	$9.775	$12.414	12,355
	2010	$12.414	$13.953	14,863
	2011	$13.953	$13.374	10,679
	2012	$13.374	$14.796	8,264
	2013	$14.796	$16.840	7,816
	2014	$16.840	$17.531	3,617
	2015	$17.531	$17.268	7,756

Fidelity VIP Contrafund® Portfolio - Initial Class
	2006	$16.321	$17.935	216,216
	2007	$17.935	$20.744	178,076
	2008	$20.744	$11.729	162,169
	2009	$11.729	$15.657	148,720
	2010	$15.657	$18.053	116,586
	2011	$18.053	$17.309	89,341
	2012	$17.309	$19.821	72,652
	2013	$19.821	$25.596	57,888
	2014	$25.596	$28.184	53,973
	2015	$28.184	$27.909	42,435

Fidelity VIP Equity-Income Portfolio - Initial Class
	2006	$13.493	$15.953	149,069
	2007	$15.953	$15.930	154,507
	2008	$15.930	$8.986	151,363
	2009	$8.986	$11.508	116,340
	2010	$11.508	$13.035	85,921
	2011	$13.035	$12.947	69,329
	2012	$12.947	$14.939	48,638
	2013	$14.939	$18.830	38,609
	2014	$18.830	$20.137	36,207
	2015	$20.137	$19.022	27,605

Fidelity VIP Government Money Market Portfolio - Initial Class formerly, Fidelity VIP Money Market Portfolio - Initial Class
	2006	$11.264	$11.622	118,163
	2007	$11.622	$12.027	83,155
	2008	$12.027	$12.188	132,466
	2009	$12.188	$12.075	144,552
	2010	$12.075	$11.906	88,035
	2011	$11.906	$11.725	69,534
	2012	$11.725	$11.548	104,930
	2013	$11.548	$11.363	75,879
	2014	$11.363	$11.178	63,561
	2015	$11.178	$10.998	27,499

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Fidelity VIP Growth Portfolio - Initial Class
	2006	$10.581	$11.121	119,157
	2007	$11.121	$13.887	120,377
	2008	$13.887	$7.217	106,538
	2009	$7.217	$9.107	80,794
	2010	$9.107	$11.123	61,501
	2011	$11.123	$10.964	55,314
	2012	$10.964	$12.368	41,583
	2013	$12.368	$16.586	38,695
	2014	$16.586	$18.158	35,325
	2015	$18.158	$19.142	31,710

Fidelity VIP Index 500 Portfolio - Initial Class
	2006	$11.241	$12.797	191,447
	2007	$12.797	$13.271	156,996
	2008	$13.271	$8.224	152,421
	2009	$8.224	$10.242	122,488
	2010	$10.242	$11.588	99,355
	2011	$11.588	$11.631	77,013
	2012	$11.631	$13.261	70,545
	2013	$13.261	$17.250	81,590
	2014	$17.250	$19.270	78,789
	2015	$19.270	$19.207	75,261

Fidelity VIP Overseas Portfolio - Initial Class
	2006	$13.133	$15.254	72,261
	2007	$15.254	$17.600	70,044
	2008	$17.600	$9.728	64,824
	2009	$9.728	$12.108	56,801
	2010	$12.108	$13.472	43,392
	2011	$13.472	$10.977	35,301
	2012	$10.977	$13.036	24,770
	2013	$13.036	$16.726	22,293
	2014	$16.726	$15.123	21,727
	2015	$15.123	$15.415	31,514

Invesco V.I. American Value Fund - Series I
	2006	$12.486	$14.824	57,894
	2007	$14.824	$15.724	42,479
	2008	$15.724	$9.081	35,933
	2009	$9.081	$12.434	29,046
	2010	$12.434	$14.951	25,447
	2011	$14.951	$14.842	21,426
	2012	$14.842	$17.125	15,922
	2013	$17.125	$22.618	19,024
	2014	$22.618	$24.417	16,955
	2015	$24.417	$21.825	13,844

Invesco V.I. Growth and Income Fund - Series II
	2006	$12.387	$14.131	44,045
	2007	$14.131	$14.249	21,733
	2008	$14.249	$9.501	17,025
	2009	$9.501	$11.599	13,009
	2010	$11.599	$12.800	10,473
	2011	$12.800	$12.306	9,923
	2012	$12.306	$13.841	10,673
	2013	$13.841	$18.212	8,801
	2014	$18.212	$19.699	7,968
	2015	$19.699	$18.735	7,599

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2006	$12.161	$12.552	5,838
	2007	$12.552	$14.518	4,437
	2008	$14.518	$7.592	4,331
	2009	$7.592	$11.678	4,954
	2010	$11.678	$14.619	8,000
	2011	$14.619	$13.034	6,823
	2012	$13.034	$14.311	6,818
	2013	$14.311	$19.230	6,613
	2014	$19.230	$20.370	4,085
	2015	$20.370	$20.246	4,759

Invesco V.I. Value Opportunities Fund - Series I
	2006	$11.225	$12.500	44,742
	2007	$12.500	$12.484	19,691
	2008	$12.484	$5.923	6,872
	2009	$5.923	$8.622	6,090
	2010	$8.622	$9.105	6,080
	2011	$9.105	$8.683	5,864
	2012	$8.683	$10.052	5,148
	2013	$10.052	$13.226	2,014
	2014	$13.226	$13.870	1,852
	2015	$13.870	$12.224	1,908

Janus Aspen Enterprise Portfolio - Institutional Shares
	2006	$13.410	$14.987	188,828
	2007	$14.987	$17.989	162,720
	2008	$17.989	$9.958	150,992
	2009	$9.958	$14.186	120,982
	2010	$14.186	$17.561	93,725
	2011	$17.561	$17.028	77,165
	2012	$17.028	$19.645	65,566
	2013	$19.645	$25.581	52,358
	2014	$25.581	$28.313	49,226
	2015	$28.313	$28.972	48,291

Janus Aspen Global Research Portfolio - Institutional Shares
	2006	$10.474	$12.179	191,886
	2007	$12.179	$13.132	161,995
	2008	$13.132	$7.148	144,806
	2009	$7.148	$9.681	150,206
	2010	$9.681	$11.031	93,018
	2011	$11.031	$9.360	76,112
	2012	$9.360	$11.055	66,684
	2013	$11.055	$13.965	61,944
	2014	$13.965	$14.759	57,710
	2015	$14.759	$14.186	52,677

Janus Aspen Janus Portfolio - Institutional Shares
	2006	$10.306	$11.291	225,097
	2007	$11.291	$12.781	198,425
	2008	$12.781	$7.578	183,863
	2009	$7.578	$10.164	146,392
	2010	$10.164	$11.449	96,870
	2011	$11.449	$10.665	84,075
	2012	$10.665	$12.440	53,555
	2013	$12.440	$15.949	42,773
	2014	$15.949	$17.727	35,213
	2015	$17.727	$18.369	33,592

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Janus Aspen Overseas Portfolio - Service Shares
	2008	$10.000	$7.297	11,179
	2009	$7.297	$12.854	9,753
	2010	$12.854	$15.807	4,668
	2011	$15.807	$10.520	19,674
	2012	$10.520	$11.712	4,622
	2013	$11.712	$13.165	2,805
	2014	$13.165	$11.383	2,236
	2015	$11.383	$10.211	930

Janus Aspen Series Balanced Portfolio - Institutional Shares
	2006	$15.346	$16.714	97,813
	2007	$16.714	$18.171	70,729
	2008	$18.171	$15.042	65,192
	2009	$15.042	$18.626	61,456
	2010	$18.626	$19.858	45,878
	2011	$19.858	$19.854	48,334
	2012	$19.854	$22.188	43,146
	2013	$22.188	$26.224	42,204
	2014	$26.224	$27.989	33,478
	2015	$27.989	$27.702	34,465

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
	2006	$13.223	$13.555	21,678
	2007	$13.555	$14.271	16,363
	2008	$14.271	$14.883	8,618
	2009	$14.883	$16.574	10,619
	2010	$16.574	$17.603	19,116
	2011	$17.603	$18.484	20,580
	2012	$18.484	$19.696	21,676
	2013	$19.696	$19.348	14,627
	2014	$19.348	$19.970	11,424
	2015	$19.970	$19.687	10,517

Janus Aspen Series Foreign Stock Portfolio - Service Shares
	2006	$12.344	$14.335	32,393
	2007	$14.335	$16.673	24,098
	2008	$16.673	$15.677	0

MFS® Growth Series - Initial Class
	2006	$10.507	$11.151	142,406
	2007	$11.151	$13.290	124,607
	2008	$13.290	$8.181	128,035
	2009	$8.181	$11.079	99,583
	2010	$11.079	$12.569	82,911
	2011	$12.569	$12.323	71,128
	2012	$12.323	$14.229	42,142
	2013	$14.229	$19.154	32,375
	2014	$19.154	$20.526	25,434
	2015	$20.526	$21.716	24,034

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
MFS® Investors Trust Series - Initial Class
	2006	$10.288	$11.435	32,985
	2007	$11.435	$12.406	23,985
	2008	$12.406	$8.166	38,545
	2009	$8.166	$10.193	41,939
	2010	$10.193	$11.139	13,453
	2011	$11.139	$10.718	11,665
	2012	$10.718	$12.565	11,278
	2013	$12.565	$16.320	9,983
	2014	$16.320	$17.820	6,167
	2015	$17.820	$17.567	5,435

MFS® New Discovery Series - Initial Class
	2006	$16.708	$18.608	30,089
	2007	$18.608	$18.762	23,453
	2008	$18.762	$11.196	19,314
	2009	$11.196	$17.972	21,982
	2010	$17.972	$24.102	19,201
	2011	$24.102	$21.274	18,096
	2012	$21.274	$25.366	11,154
	2013	$25.366	$35.311	11,837
	2014	$35.311	$32.212	11,731
	2015	$32.212	$31.087	11,211

MFS® Research Series - Initial Class
	2006	$10.763	$11.696	51,083
	2007	$11.696	$13.023	40,872
	2008	$13.023	$8.187	34,029
	2009	$8.187	$10.513	29,754
	2010	$10.513	$11.985	23,503
	2011	$11.985	$11.736	23,191
	2012	$11.736	$13.537	25,254
	2013	$13.537	$17.615	20,580
	2014	$17.615	$19.094	13,302
	2015	$19.094	$18.933	23,888

MFS® Total Return Series - Initial Class
	2006	$14.287	$15.725	85,293
	2007	$15.725	$16.118	75,459
	2008	$16.118	$12.345	57,445
	2009	$12.345	$14.333	38,749
	2010	$14.333	$15.498	23,058
	2011	$15.498	$15.515	19,079
	2012	$15.515	$16.978	17,213
	2013	$16.978	$19.882	16,456
	2014	$19.882	$21.218	9,782
	2015	$21.218	$20.794	9,525

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
	2006	$14.049	$15.845	76,214
	2007	$15.845	$15.368	49,327
	2008	$15.368	$9.371	37,185
	2009	$9.371	$12.618	33,049
	2010	$12.618	$15.273	31,169
	2011	$15.273	$14.665	28,480
	2012	$14.665	$16.974	20,848
	2013	$16.974	$23.479	26,875
	2014	$23.479	$25.786	17,783
	2015	$25.786	$23.818	14,650

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
	2006	$11.382	$11.441	8,686
	2007	$11.441	$11.662	8,154
	2008	$11.662	$11.198	14,918
	2009	$11.198	$12.736	15,179
	2010	$12.736	$13.593	12,805
	2011	$13.593	$14.275	13,982
	2012	$14.275	$15.565	18,019
	2013	$15.565	$15.387	14,557
	2014	$15.387	$16.824	11,431
	2015	$16.824	$16.597	9,472

PIMCO Total Return Portfolio - Administrative Shares
	2006	$11.309	$11.553	34,681
	2007	$11.553	$12.360	42,079
	2008	$12.360	$12.743	57,039
	2009	$12.743	$14.299	49,223
	2010	$14.299	$15.206	58,258
	2011	$15.206	$15.498	57,828
	2012	$15.498	$16.706	52,387
	2013	$16.706	$16.110	34,976
	2014	$16.110	$16.525	23,606
	2015	$16.525	$16.327	21,712

Premier VIT NACM Small Cap Portfolio - Class 1
	2006	$11.499	$14.036	42,325
	2007	$14.036	$13.884	33,613
	2008	$13.884	$7.971	24,104
	2009	$7.971	$9.062	25,127
	2010	$9.062	$10.501	0

Premier VIT OpCap Balanced Portfolio
	2006	$10.897	$11.877	11,774
	2007	$11.877	$11.163	11,147
	2008	$11.163	$7.557	10,139
	2009	$7.557	$7.284	0

Putnam VT International Value Fund - Class IB
	2006	$14.808	$18.532	40,781
	2007	$18.532	$19.505	48,592
	2008	$19.505	$10.356	26,933
	2009	$10.356	$12.854	24,565
	2010	$12.854	$13.544	20,898
	2011	$13.544	$11.487	17,890
	2012	$11.487	$13.751	13,575
	2013	$13.751	$16.530	10,117
	2014	$16.530	$14.717	9,942
	2015	$14.717	$14.186	7,513

Ridgeworth Large Cap Growth Stock Fund
	2006	$8.694	$9.478	3,448
	2007	$9.478	$10.746	2,610
	2008	$10.746	$6.270	907
	2009	$6.270	$6.374	0

Ridgeworth Large Cap Value Equity Fund
	2006	$10.415	$12.546	66,319
	2007	$12.546	$12.779	39,610
	2008	$12.779	$8.448	37,456
	2009	$8.448	$7.984	0

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
T. Rowe Price Equity Income Portfolio - I
	2006	$14.861	$17.392	173,699
	2007	$17.392	$17.664	126,613
	2008	$17.664	$11.101	109,360
	2009	$11.101	$13.714	98,159
	2010	$13.714	$15.516	76,001
	2011	$15.516	$15.154	55,938
	2012	$15.154	$17.462	42,976
	2013	$17.462	$22.281	44,291
	2014	$22.281	$23.533	40,110
	2015	$23.533	$21.561	26,252

T. Rowe Price International Stock Portfolio - I
	2006	$11.503	$13.475	49,210
	2007	$13.475	$14.981	45,099
	2008	$14.981	$7.559	35,713
	2009	$7.559	$11.330	31,719
	2010	$11.330	$12.756	34,010
	2011	$12.756	$10.937	18,035
	2012	$10.937	$12.741	14,390
	2013	$12.741	$14.294	21,831
	2014	$14.294	$13.886	20,429
	2015	$13.886	$13.535	18,254

T. Rowe Price Mid-Cap Growth Portfolio - I
	2006	$19.938	$20.914	59,413
	2007	$20.914	$24.173	44,406
	2008	$24.173	$14.324	36,320
	2009	$14.324	$20.521	28,109
	2010	$20.521	$25.861	17,132
	2011	$25.861	$25.115	15,023
	2012	$25.115	$28.136	10,755
	2013	$28.136	$37.830	9,134
	2014	$37.830	$42.092	7,654
	2015	$42.092	$44.120	5,868

T. Rowe Price New America Growth Portfolio - I
	2006	$9.973	$10.529	24,000
	2007	$10.529	$11.783	17,147
	2008	$11.783	$7.157	19,068
	2009	$7.157	$10.544	11,187
	2010	$10.544	$12.410	8,017
	2011	$12.410	$12.076	8,971
	2012	$12.076	$13.437	6,851
	2013	$13.437	$18.241	4,803
	2014	$18.241	$19.617	5,185
	2015	$19.617	$20.955	5,269

Wells Fargo VT Discovery Fund formerly, Wells Fargo Advantage VT Discovery Fund
	2006	$11.450	$12.910	31,311
	2007	$12.910	$15.532	34,372
	2008	$15.532	$8.501	33,494
	2009	$8.501	$11.731	22,334
	2010	$11.731	$15.641	19,076
	2011	$15.641	$15.451	15,766
	2012	$15.451	$17.893	18,101
	2013	$17.893	$25.309	14,937
	2014	$25.309	$24.983	12,431
	2015	$24.983	$24.215	14,181

SUB-ACCOUNTS	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Wells Fargo VT Opportunity Fund - Class 2 formerly, Wells Fargo Advantage VT Opportunity Fund - Class 2
	2006	$11.010	$12.151	66,503
	2007	$12.151	$12.744	66,117
	2008	$12.744	$7.509	58,329
	2009	$7.509	$10.912	54,895
	2010	$10.912	$13.283	49,116
	2011	$13.283	$12.345	45,793
	2012	$12.345	$14.027	40,631
	2013	$14.027	$18.031	39,066
	2014	$18.031	$19.584	24,294
	2015	$19.584	$18.670	21,014

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2015 and for
the years ended December 31, 2015 and 2014 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Contractholders of Lincoln Benefit Life Variable Annuity Account
and Board of Directors of Lincoln Benefit Life Company:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Lincoln Benefit Life Variable Annuity Account (the “Account”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the unaffiliated mutual fund managers, provides a reasonable basis for our opinion. The financial statements of the sub-accounts of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2013 and prior were audited by another independent registered public accounting firm whose report dated March 28, 2014 expressed an unqualified opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 15, 2016

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class S)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Capital Appreciation (Class 1-2)	Alger Growth & Income (Class 1-2)	Alger Large Cap Growth (Class 1-2)	Alger Mid Cap Growth (Class 1-2)	Alger Small Cap Growth (Class 1-2)	Alger Capital Appreciation (Class S)
ASSETS
Investments, at fair value	$10,425,016	$4,565,308	$4,538,791	$8,452,756	$4,458,417	$2,636,517
Total assets	$10,425,016	$4,565,308	$4,538,791	$8,452,756	$4,458,417	$2,636,517

NET ASSETS
Accumulation units	$10,378,447	$4,543,869	$4,501,798	$8,373,998	$4,377,563	$2,636,517
Contracts in payout (annuitization) period	46,569	21,439	36,993	78,758	80,854	—
Total net assets	$10,425,016	$4,565,308	$4,538,791	$8,452,756	$4,458,417	$2,636,517

FUND SHARE INFORMATION
Number of shares	154,628	280,942	85,220	433,252	217,803	40,637
Cost of investments	$8,687,750	$3,278,726	$4,130,207	$7,313,900	$5,536,587	$2,404,148
ACCUMULATION UNIT VALUE (I)
Lowest	$15.76	$11.57	$11.16	$14.65	$10.80	$24.02
Highest	$41.29	$22.72	$21.98	$28.08	$18.73	$28.30

(I) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account.
Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)	Deutsche Variable Insurance Trust Funds	Deutsche Variable Insurance Trust Funds	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Large Cap Growth (Class S)	Alger Mid Cap Growth (Class S)	Deutsche Equity 500 Index VIP B	Deutsche Small Cap Index VIP B	Deutsche Bond VIP A	Deutsche Core Equity VIP A
ASSETS
Investments, at fair value	$5,588,425	$4,083,283	$883,872	$357,878	$2,720,653	$1,887,408
Total assets	$5,588,425	$4,083,283	$883,872	$357,878	$2,720,653	$1,887,408

NET ASSETS
Accumulation units	$5,584,896	$4,083,283	$883,872	$357,878	$2,680,324	$1,875,078
Contracts in payout (annuitization) period	3,529	—	—	—	40,329	12,330
Total net assets	$5,588,425	$4,083,283	$883,872	$357,878	$2,720,653	$1,887,408

FUND SHARE INFORMATION
Number of shares	106,568	218,943	45,560	23,591	495,565	142,017
Cost of investments	$5,274,245	$3,357,285	$608,215	$312,680	$3,099,925	$1,561,456
ACCUMULATION UNIT VALUE
Lowest	$15.13	$13.85	$20.61	$23.66	$13.13	$15.06
Highest	$22.64	$16.33	$22.85	$26.23	$17.33	$18.18

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Federated Insurance Series	Federated Insurance Series	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II
ASSETS
Investments, at fair value	$792,946	$3,926,683	$2,825,791	$7,324,309	$7,106,931	$2,135,486
Total assets	$792,946	$3,926,683	$2,825,791	$7,324,309	$7,106,931	$2,135,486

NET ASSETS
Accumulation units	$773,781	$3,885,754	$2,779,345	$7,154,798	$7,058,312	$2,115,184
Contracts in payout (annuitization) period	19,165	40,929	46,446	169,511	48,619	20,302
Total net assets	$792,946	$3,926,683	$2,825,791	$7,324,309	$7,106,931	$2,135,486

FUND SHARE INFORMATION
Number of shares	110,902	298,154	123,236	673,190	1,117,442	229,869
Cost of investments	$1,026,825	$4,136,708	$2,706,767	$7,597,720	$7,654,324	$2,214,870
ACCUMULATION UNIT VALUE
Lowest	$6.63	$15.70	$13.52	$14.65	$18.91	$12.37
Highest	$10.13	$30.86	$14.34	$19.84	$29.01	$23.23

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Asset Manager	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP Index 500
ASSETS
Investments, at fair value	$3,954,435	$31,018,410	$14,338,919	$10,998,830	$15,430,898	$22,200,541
Total assets	$3,954,435	$31,018,410	$14,338,919	$10,998,830	$15,430,898	$22,200,541

NET ASSETS
Accumulation units	$3,887,493	$30,739,131	$14,116,394	$10,918,917	$15,360,859	$22,045,319
Contracts in payout (annuitization) period	66,942	279,279	222,525	79,913	70,039	155,222
Total net assets	$3,954,435	$31,018,410	$14,338,919	$10,998,830	$15,430,898	$22,200,541

FUND SHARE INFORMATION
Number of shares	250,916	914,458	700,827	10,998,830	234,690	107,545
Cost of investments	$3,783,548	$24,379,805	$15,373,740	$10,998,830	$9,198,773	$15,340,730
ACCUMULATION UNIT VALUE
Lowest	$14.53	$19.92	$17.02	$10.04	$11.43	$14.15
Highest	$26.72	$44.51	$39.39	$13.65	$42.32	$21.22

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas	VIP Asset Manager (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$6,905,766	$1,693,163	$12,509,741	$10,146,605	$12,995,611	$5,806,241
Total assets	$6,905,766	$1,693,163	$12,509,741	$10,146,605	$12,995,611	$5,806,241

NET ASSETS
Accumulation units	$6,789,355	$1,693,163	$12,509,741	$10,135,166	$12,995,611	$5,796,597
Contracts in payout (annuitization) period	116,411	—	—	11,439	—	9,644
Total net assets	$6,905,766	$1,693,163	$12,509,741	$10,146,605	$12,995,611	$5,806,241

FUND SHARE INFORMATION
Number of shares	361,937	109,590	376,120	506,318	12,995,611	89,313
Cost of investments	$6,505,738	$1,581,372	$10,443,042	$10,860,219	$12,995,611	$3,351,737
ACCUMULATION UNIT VALUE
Lowest	$10.88	$13.24	$19.10	$13.56	$8.50	$15.74
Highest	$21.97	$15.60	$22.50	$16.34	$10.01	$23.97

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Overseas (Service Class 2)	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic International Equity
ASSETS
Investments, at fair value	$15,595,089	$11,975,625	$10,263,700	$1,951,797	$691,877	$592,950
Total assets	$15,595,089	$11,975,625	$10,263,700	$1,951,797	$691,877	$592,950

NET ASSETS
Accumulation units	$15,583,852	$11,933,820	$10,263,700	$1,951,797	$660,833	$589,136
Contracts in payout (annuitization) period	11,237	41,805	—	—	31,044	3,814
Total net assets	$15,595,089	$11,975,625	$10,263,700	$1,951,797	$691,877	$592,950

FUND SHARE INFORMATION
Number of shares	76,353	990,540	542,766	134,700	59,645	64,521
Cost of investments	$10,473,160	$12,396,552	$9,590,929	$2,293,195	$706,114	$617,421
ACCUMULATION UNIT VALUE
Lowest	$16.02	$11.46	$12.81	$8.66	$25.47	$11.07
Highest	$18.88	$15.50	$16.73	$8.74	$26.31	$11.44

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. High Yield	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$281,141	$10,709,347	$985,737	$3,696,339	$614,053	$2,387,727
Total assets	$281,141	$10,709,347	$985,737	$3,696,339	$614,053	$2,387,727

NET ASSETS
Accumulation units	$281,141	$10,669,664	$978,360	$3,693,686	$614,053	$2,387,727
Contracts in payout (annuitization) period	—	39,683	7,377	2,653	—	—
Total net assets	$281,141	$10,709,347	$985,737	$3,696,339	$614,053	$2,387,727

FUND SHARE INFORMATION
Number of shares	4,906	682,559	194,810	472,678	10,995	71,489
Cost of investments	$186,725	$10,338,264	$1,044,760	$3,856,417	$420,237	$1,914,345
ACCUMULATION UNIT VALUE
Lowest	$12.63	$20.53	$15.37	$11.50	$12.63	$13.01
Highest	$13.60	$27.93	$17.61	$12.81	$14.88	$14.87

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	J.P. Morgan Series Trust II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Value Opportunities II	JPMorgan IT Small Cap Core Portfolio
ASSETS
Investments, at fair value	$2,708,186	$15,476,576	$4,112,770	$3,612,524	$1,936,741	$937,995
Total assets	$2,708,186	$15,476,576	$4,112,770	$3,612,524	$1,936,741	$937,995

NET ASSETS
Accumulation units	$2,691,036	$15,453,820	$4,112,770	$3,603,210	$1,936,741	$931,126
Contracts in payout (annuitization) period	17,150	22,756	—	9,314	—	6,869
Total net assets	$2,708,186	$15,476,576	$4,112,770	$3,612,524	$1,936,741	$937,995

FUND SHARE INFORMATION
Number of shares	237,144	790,832	345,321	677,772	248,619	45,622
Cost of investments	$2,805,616	$15,195,912	$4,276,303	$2,887,815	$1,951,690	$736,243
ACCUMULATION UNIT VALUE
Lowest	$10.13	$15.85	$14.58	$17.72	$10.37	$23.98
Highest	$11.94	$19.79	$17.19	$21.21	$12.22	$24.77

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced	Enterprise	Flexible Bond	Forty Portfolio	Global Research	Janus Portfolio
ASSETS
Investments, at fair value	$21,688,228	$13,860,276	$7,690,824	$2,316,912	$9,912,539	$11,059,035
Total assets	$21,688,228	$13,860,276	$7,690,824	$2,316,912	$9,912,539	$11,059,035

NET ASSETS
Accumulation units	$21,521,381	$13,723,904	$7,647,432	$2,316,912	$9,754,467	$10,899,358
Contracts in payout (annuitization) period	166,847	136,372	43,392	—	158,072	159,677
Total net assets	$21,688,228	$13,860,276	$7,690,824	$2,316,912	$9,912,539	$11,059,035

FUND SHARE INFORMATION
Number of shares	721,018	241,763	659,025	63,704	246,335	358,594
Cost of investments	$18,720,954	$9,634,724	$7,961,771	$2,118,999	$7,510,176	$9,473,499
ACCUMULATION UNIT VALUE
Lowest	$18.62	$10.34	$18.73	$24.41	$7.93	$10.61
Highest	$53.74	$56.34	$30.15	$26.84	$32.85	$38.71

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced (Service Shares)	Forty Portfolio (Service Shares)	Global Research (Service Shares)	Overseas (Service Shares)	Perkins Mid Cap Value Portfolio (Service Shares)	Emerging Markets Equity
ASSETS
Investments, at fair value	$4,524,372	$2,511,894	$569,257	$2,510,120	$5,283,545	$1,459,236
Total assets	$4,524,372	$2,511,894	$569,257	$2,510,120	$5,283,545	$1,459,236

NET ASSETS
Accumulation units	$4,524,372	$2,511,894	$569,257	$2,510,004	$5,283,545	$1,420,862
Contracts in payout (annuitization) period	—	—	—	116	—	38,374
Total net assets	$4,524,372	$2,511,894	$569,257	$2,510,120	$5,283,545	$1,459,236

FUND SHARE INFORMATION
Number of shares	143,131	71,605	14,401	90,162	333,557	92,945
Cost of investments	$4,006,336	$2,452,905	$396,693	$3,844,053	$5,157,246	$1,729,582
ACCUMULATION UNIT VALUE
Lowest	$17.36	$22.35	$11.20	$8.57	$17.50	$27.08
Highest	$20.45	$26.33	$13.84	$12.51	$20.62	$31.68

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Income Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	International Equity	ClearBridge Variable Large Cap Value Portfolio I	Western Asset Variable Global High Yield Bond Portfolio II	MFS Growth	MFS Investors Trust	MFS New Discovery
ASSETS
Investments, at fair value	$360,860	$6,450,391	$6,504,181	$2,884,833	$1,397,907	$4,789,057
Total assets	$360,860	$6,450,391	$6,504,181	$2,884,833	$1,397,907	$4,789,057

NET ASSETS
Accumulation units	$360,860	$6,369,151	$6,504,181	$2,850,085	$1,395,228	$4,686,142
Contracts in payout (annuitization) period	—	81,240	—	34,748	2,679	102,915
Total net assets	$360,860	$6,450,391	$6,504,181	$2,884,833	$1,397,907	$4,789,057

FUND SHARE INFORMATION
Number of shares	29,386	361,366	970,773	71,816	52,592	309,171
Cost of investments	$332,200	$6,302,898	$7,995,322	$2,020,911	$1,137,108	$4,826,538
ACCUMULATION UNIT VALUE
Lowest	$12.77	$11.95	$13.03	$10.74	$14.67	$14.62
Highest	$13.19	$19.26	$15.35	$23.28	$18.83	$33.32

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Research	MFS Total Return	MFS High Yield (Service Class)	MFS Investors Growth Stock Portfolio (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)
ASSETS
Investments, at fair value	$1,677,514	$8,294,822	$2,610,228	$4,280,439	$902,839	$2,867,781
Total assets	$1,677,514	$8,294,822	$2,610,228	$4,280,439	$902,839	$2,867,781

NET ASSETS
Accumulation units	$1,662,615	$8,272,093	$2,598,785	$4,280,439	$902,839	$2,832,147
Contracts in payout (annuitization) period	14,899	22,729	11,443	—	—	35,634
Total net assets	$1,677,514	$8,294,822	$2,610,228	$4,280,439	$902,839	$2,867,781

FUND SHARE INFORMATION
Number of shares	62,875	367,028	486,076	263,899	34,328	198,462
Cost of investments	$1,402,224	$7,259,952	$2,952,317	$4,623,208	$724,751	$3,012,999
ACCUMULATION UNIT VALUE
Lowest	$13.00	$18.58	$13.01	$15.75	$16.60	$16.33
Highest	$20.30	$22.29	$15.33	$18.56	$19.56	$19.84

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Total Return (Service Class)	MFS Utilities (Service Class)	MFS Value (Service Class)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Main Street Small Cap (SS)
ASSETS
Investments, at fair value	$4,071,963	$1,663,404	$1,693,919	$1,308,653	$4,461,253	$16,058,531
Total assets	$4,071,963	$1,663,404	$1,693,919	$1,308,653	$4,461,253	$16,058,531

NET ASSETS
Accumulation units	$4,060,640	$1,662,932	$1,693,919	$1,308,653	$4,461,253	$16,018,264
Contracts in payout (annuitization) period	11,323	472	—	—	—	40,267
Total net assets	$4,071,963	$1,663,404	$1,693,919	$1,308,653	$4,461,253	$16,058,531

FUND SHARE INFORMATION
Number of shares	182,927	66,139	93,483	17,713	118,682	762,876
Cost of investments	$3,658,551	$1,732,604	$1,300,713	$944,213	$3,681,497	$14,231,838
ACCUMULATION UNIT VALUE
Lowest	$13.54	$22.69	$17.63	$14.65	$16.91	$18.15
Highest	$15.96	$31.17	$20.77	$16.97	$19.92	$27.01

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Panorama Series Fund, Inc. (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer International Growth (SS)	Foreign Bond (US Dollar-Hedged)	Money Market	PIMCO VIT Real Return	PIMCO VIT Total Return	VT High Yield
ASSETS
Investments, at fair value	$1,297,087	$8,665,940	$12,014,531	$8,833,574	$32,565,554	$1,596,091
Total assets	$1,297,087	$8,665,940	$12,014,531	$8,833,574	$32,565,554	$1,596,091

NET ASSETS
Accumulation units	$1,294,244	$8,655,467	$11,958,798	$8,833,574	$32,423,108	$1,586,338
Contracts in payout (annuitization) period	2,843	10,473	55,733	—	142,446	9,753
Total net assets	$1,297,087	$8,665,940	$12,014,531	$8,833,574	$32,565,554	$1,596,091

FUND SHARE INFORMATION
Number of shares	566,414	822,195	12,014,531	740,450	3,078,030	267,800
Cost of investments	$1,024,285	$8,501,232	$12,014,531	$9,601,265	$33,247,740	$1,815,574
ACCUMULATION UNIT VALUE
Lowest	$17.76	$13.72	$8.42	$11.59	$13.11	$18.33
Highest	$20.62	$20.25	$10.57	$14.52	$20.27	$20.60

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	Putnam Variable Trust	Rydex Variable Trust	Rydex Variable Trust	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	Guggenheim VIF Long Short Equity	Rydex VIF NASDAQ-100	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth	T. Rowe Price New America Growth
ASSETS
Investments, at fair value	$1,498,999	$986,041	$894,228	$8,727,567	$9,630,595	$2,977,993
Total assets	$1,498,999	$986,041	$894,228	$8,727,567	$9,630,595	$2,977,993

NET ASSETS
Accumulation units	$1,490,470	$986,041	$894,228	$8,707,758	$9,551,118	$2,963,345
Contracts in payout (annuitization) period	8,529	—	—	19,809	79,477	14,648
Total net assets	$1,498,999	$986,041	$894,228	$8,727,567	$9,630,595	$2,977,993

FUND SHARE INFORMATION
Number of shares	156,799	64,574	26,178	325,534	374,731	121,999
Cost of investments	$1,931,561	$816,483	$541,925	$7,118,492	$8,205,680	$2,743,458
ACCUMULATION UNIT VALUE
Lowest	$12.88	$12.05	$12.01	$19.88	$29.38	$16.85
Highest	$14.98	$18.25	$21.21	$23.11	$47.30	$22.46

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	T. Rowe Price Equity Series, Inc. II	T. Rowe Price Equity Series, Inc. II	T. Rowe Price International Series, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	T. Rowe Price Blue Chip Growth II	T. Rowe Price Equity Income II	T. Rowe Price International Stock	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF Growth (Class II)
ASSETS
Investments, at fair value	$10,077,916	$12,654,328	$2,750,586	$7,843,729	$1,365,643	$1,830,396
Total assets	$10,077,916	$12,654,328	$2,750,586	$7,843,729	$1,365,643	$1,830,396

NET ASSETS
Accumulation units	$10,077,916	$12,654,328	$2,747,657	$7,813,764	$1,347,355	$1,830,396
Contracts in payout (annuitization) period	—	—	2,929	29,965	18,288	—
Total net assets	$10,077,916	$12,654,328	$2,750,586	$7,843,729	$1,365,643	$1,830,396

FUND SHARE INFORMATION
Number of shares	450,510	473,413	187,497	262,069	136,156	63,117
Cost of investments	$4,942,254	$10,304,667	$2,601,078	$4,705,387	$1,427,749	$1,536,222
ACCUMULATION UNIT VALUE
Lowest	$19.07	$14.04	$9.92	$25.18	$19.35	$22.03
Highest	$22.47	$16.55	$14.51	$27.69	$19.98	$25.95

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust	Wells Fargo Variable Trust	Wells Fargo Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF U.S. Real Estate (Class II)	Van Eck VIP Emerging Markets	Van Eck VIP Global Hard Assets	Wells Fargo VT Discovery	Wells Fargo VT Opportunity
ASSETS
Investments, at fair value	$8,471,762	$1,697,816	$1,588,154	$3,237,350	$4,022,631
Total assets	$8,471,762	$1,697,816	$1,588,154	$3,237,350	$4,022,631

NET ASSETS
Accumulation units	$8,471,762	$1,697,816	$1,588,154	$3,232,071	$4,010,897
Contracts in payout (annuitization) period	—	—	—	5,279	11,734
Total net assets	$8,471,762	$1,697,816	$1,588,154	$3,237,350	$4,022,631

FUND SHARE INFORMATION
Number of shares	420,226	161,697	94,085	124,561	160,584
Cost of investments	$6,530,212	$2,230,071	$2,762,345	$2,983,191	$3,360,521
ACCUMULATION UNIT VALUE
Lowest	$21.11	$19.74	$14.08	$23.83	$18.37
Highest	$33.21	$23.27	$16.60	$25.28	$19.49

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class S)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Capital Appreciation (Class 1-2)	Alger Growth & Income (Class 1-2)	Alger Large Cap Growth (Class 1-2)	Alger Mid Cap Growth (Class 1-2)	Alger Small Cap Growth (Class 1-2)	Alger Capital Appreciation (Class S)
NET INVESTMENT INCOME (LOSS)
Dividends	$8,724	$81,210	$—	$—	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(163,363)	(67,111)	(71,843)	(137,098)	(69,719)	(42,092)
Administrative expense	(12,443)	(5,265)	(5,562)	(10,217)	(5,504)	(2,937)
Net investment income (loss)	(167,082)	8,834	(77,405)	(147,315)	(75,223)	(45,029)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,800,204	998,128	1,331,229	1,642,057	1,102,807	891,328
Cost of investments sold	2,082,347	688,912	1,039,549	1,340,129	1,014,222	725,464
Realized gains (losses) on fund shares	717,857	309,216	291,680	301,928	88,585	165,864
Realized gain distributions	1,156,565	—	507,311	—	1,304,610	309,335
Net realized gains (losses)	1,874,422	309,216	798,991	301,928	1,393,195	475,199
Change in unrealized gains (losses)	(1,190,010)	(334,129)	(685,364)	(370,372)	(1,526,355)	(308,060)
Net realized and change in unrealized gains (losses) on
investments	684,412	(24,913)	113,627	(68,444)	(133,160)	167,139
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$517,330	$(16,079)	$36,222	$(215,759)	$(208,383)	$122,110

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)	Deutsche Variable Insurance Trust Funds	Deutsche Variable Insurance Trust Funds	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Large Cap Growth (Class S)	Alger Mid Cap Growth (Class S)	Deutsche Equity 500 Index VIP B	Deutsche Small Cap Index VIP B	Deutsche Bond VIP A	Deutsche Core Equity VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$13,786	$3,781	$94,099	$11,793
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(84,215)	(67,268)	(14,311)	(6,196)	(43,418)	(23,192)
Administrative expense	(6,245)	(4,636)	(971)	(446)	(3,323)	(1,541)
Net investment income (loss)	(90,460)	(71,904)	(1,496)	(2,861)	47,358	(12,940)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,163,572	984,049	265,354	143,404	613,026	740,364
Cost of investments sold	941,690	770,135	172,950	115,259	691,527	577,743
Realized gains (losses) on fund shares	221,882	213,914	92,404	28,145	(78,501)	162,621
Realized gain distributions	633,689	—	45,650	36,603	—	3,195
Net realized gains (losses)	855,571	213,914	138,054	64,748	(78,501)	165,816
Change in unrealized gains (losses)	(757,864)	(262,740)	(138,946)	(84,602)	(22,265)	(78,478)
Net realized and change in unrealized gains (losses) on
investments	97,707	(48,826)	(892)	(19,854)	(100,766)	87,338
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,247	$(120,730)	$(2,388)	$(22,715)	$(53,408)	$74,398

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Federated Insurance Series	Federated Insurance Series	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche CROCI® International VIP A*	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$44,364	$43,428	$97,286	$223,603	$471,982	$113,219
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(15,165)	(65,680)	(42,147)	(111,926)	(113,626)	(33,213)
Administrative expense	(1,047)	(4,434)	(3,711)	(8,620)	(9,040)	(2,972)
Net investment income (loss)	28,152	(26,686)	51,428	103,057	349,316	77,034
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	618,086	873,469	429,480	2,035,446	3,018,528	565,372
Cost of investments sold	732,375	860,831	394,430	2,091,431	3,058,647	553,738
Realized gains (losses) on fund shares	(114,289)	12,638	35,050	(55,985)	(40,119)	11,634
Realized gain distributions	—	472,981	82,192	—	—	12,143
Net realized gains (losses)	(114,289)	485,619	117,242	(55,985)	(40,119)	23,777
Change in unrealized gains (losses)	28,438	(453,711)	(252,694)	(117,970)	(598,047)	(328,765)
Net realized and change in unrealized gains (losses) on
investments	(85,851)	31,908	(135,452)	(173,955)	(638,166)	(304,988)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(57,699)	$5,222	$(84,024)	$(70,898)	$(288,850)	$(227,954)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Asset Manager	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*	VIP Growth	VIP Index 500
NET INVESTMENT INCOME (LOSS)
Dividends	$65,103	$333,092	$482,108	$3,397	$40,183	$459,830
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(55,281)	(476,405)	(209,957)	(167,503)	(217,204)	(337,408)
Administrative expense	(5,363)	(38,150)	(19,967)	(13,203)	(18,869)	(25,890)
Net investment income (loss)	4,459	(181,463)	252,184	(177,309)	(195,890)	96,532
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	650,951	6,368,779	2,288,468	7,154,801	2,347,988	4,131,973
Cost of investments sold	592,008	4,796,944	2,278,035	7,154,801	1,419,570	2,756,463
Realized gains (losses) on fund shares	58,943	1,571,835	10,433	—	928,418	1,375,510
Realized gain distributions	299,419	3,160,488	1,525,345	—	507,925	15,818
Net realized gains (losses)	358,362	4,732,323	1,535,778	—	1,436,343	1,391,328
Change in unrealized gains (losses)	(405,773)	(4,782,841)	(2,619,671)	—	(348,505)	(1,498,047)
Net realized and change in unrealized gains (losses) on
investments	(47,411)	(50,518)	(1,083,893)	—	1,087,838	(106,719)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(42,952)	$(231,981)	$(831,709)	$(177,309)	$891,948	$(10,187)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas	VIP Asset Manager (Service Class 2)	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$99,796	$24,040	$106,051	$323,930	$1,471	$1,912
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(107,025)	(27,556)	(211,547)	(169,663)	(216,326)	(93,536)
Administrative expense	(8,203)	(1,898)	(14,559)	(11,562)	(14,827)	(6,466)
Net investment income (loss)	(15,432)	(5,414)	(120,055)	142,705	(229,682)	(98,090)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,677,803	392,374	4,145,817	2,641,575	5,700,275	1,735,787
Cost of investments sold	1,543,608	347,286	3,299,157	2,591,288	5,700,275	1,016,466
Realized gains (losses) on fund shares	134,195	45,088	846,660	50,287	—	719,321
Realized gain distributions	7,365	139,967	1,399,107	1,136,894	—	211,709
Net realized gains (losses)	141,560	185,055	2,245,767	1,187,181	—	931,030
Change in unrealized gains (losses)	55,533	(199,727)	(2,230,546)	(1,963,806)	—	(493,410)
Net realized and change in unrealized gains
(losses) on investments	197,093	(14,672)	15,221	(776,625)	—	437,620
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$181,661	$(20,086)	$(104,834)	$(633,920)	$(229,682)	$339,530

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Overseas (Service Class 2)	VIT Mid Cap Value*	VIT Small Cap Equity Insights	VIT Strategic International Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$296,742	$297,699	$122,768	$8,323	$2,126	$10,553
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(257,506)	(194,625)	(170,231)	(15,001)	(10,789)	(8,910)
Administrative expense	(17,579)	(13,477)	(11,778)	(1,036)	(791)	(656)
Net investment income (loss)	21,657	89,597	(59,241)	(7,714)	(9,454)	987
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,122,011	3,680,099	3,796,938	229,372	159,603	78,552
Cost of investments sold	2,691,125	3,680,907	3,439,654	241,893	135,334	76,637
Realized gains (losses) on fund shares	1,430,886	(808)	357,284	(12,521)	24,269	1,915
Realized gain distributions	12,154	11,433	10,864	149,859	89,935	—
Net realized gains (losses)	1,443,040	10,625	368,148	137,338	114,204	1,915
Change in unrealized gains (losses)	(1,518,200)	(397,224)	13,276	(341,398)	(127,749)	(2,159)
Net realized and change in unrealized gains
(losses) on investments	(75,160)	(386,599)	381,424	(204,060)	(13,545)	(244)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(53,503)	$(297,002)	$322,183	$(211,774)	$(22,999)	$743

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. High Yield	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$37,519	$59,769	$111,930	$—	$23,624
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,385)	(182,082)	(16,755)	(64,014)	(11,117)	(38,757)
Administrative expense	(293)	(13,233)	(1,204)	(4,446)	(759)	(2,709)
Net investment income (loss)	(4,678)	(157,796)	41,810	43,470	(11,876)	(17,842)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,469	2,414,688	364,729	895,638	306,418	657,699
Cost of investments sold	18,501	1,868,008	352,722	790,553	213,321	431,353
Realized gains (losses) on fund shares	8,968	546,680	12,007	105,085	93,097	226,346
Realized gain distributions	1,543	1,474,847	—	314,185	3,958	269,849
Net realized gains (losses)	10,511	2,021,527	12,007	419,270	97,055	496,195
Change in unrealized gains (losses)	3,633	(3,119,391)	(98,520)	(984,074)	(62,782)	(673,952)
Net realized and change in unrealized gains (losses) on
investments	14,144	(1,097,864)	(86,513)	(564,804)	34,273	(177,757)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,466	$(1,255,660)	$(44,703)	$(521,334)	$22,397	$(195,599)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	J.P. Morgan Series Trust II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Value Opportunities II	JPMorgan IT Small Cap Core Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$56,637	$438,171	$4,716	$—	$51,605	$1,604
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(43,998)	(256,820)	(70,549)	(58,627)	(34,789)	(15,468)
Administrative expense	(3,015)	(17,976)	(4,865)	(4,171)	(2,430)	(1,104)
Net investment income (loss)	9,624	163,375	(70,698)	(62,798)	14,386	(14,968)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	730,567	4,264,951	1,381,362	1,184,954	782,412	175,625
Cost of investments sold	742,727	3,461,051	1,256,633	814,655	665,700	127,483
Realized gains (losses) on fund shares	(12,160)	803,900	124,729	370,299	116,712	48,142
Realized gain distributions	—	2,563,874	430,281	294,661	169,566	113,247
Net realized gains (losses)	(12,160)	3,367,774	555,010	664,960	286,278	161,389
Change in unrealized gains (losses)	(38,144)	(4,320,803)	(727,914)	(585,840)	(582,697)	(216,250)
Net realized and change in unrealized gains (losses) on
investments	(50,304)	(953,029)	(172,904)	79,120	(296,419)	(54,861)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(40,680)	$(789,654)	$(243,602)	$16,322	$(282,033)	$(69,829)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced	Enterprise	Flexible Bond	Forty Portfolio	Global Research	Janus Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$366,381	$93,298	$189,986	$—	$71,370	$72,718
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(309,825)	(195,775)	(117,212)	(33,151)	(145,361)	(151,805)
Administrative expense	(26,262)	(17,287)	(8,961)	(2,337)	(13,768)	(14,424)
Net investment income (loss)	30,294	(119,764)	63,813	(35,488)	(87,759)	(93,511)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,998,493	2,195,831	1,381,608	425,039	1,400,729	1,983,687
Cost of investments sold	2,502,650	1,380,438	1,394,045	369,330	992,381	1,563,711
Realized gains (losses) on fund shares	495,843	815,393	(12,437)	55,709	408,348	419,976
Realized gain distributions	783,789	1,555,795	39,155	464,370	—	2,089,682
Net realized gains (losses)	1,279,632	2,371,188	26,718	520,079	408,348	2,509,658
Change in unrealized gains (losses)	(1,490,026)	(1,852,459)	(190,056)	(260,260)	(661,726)	(1,964,227)
Net realized and change in unrealized gains (losses) on
investments	(210,394)	518,729	(163,338)	259,819	(253,378)	545,431
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(180,100)	$398,965	$(99,525)	$224,331	$(341,137)	$451,920

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Balanced (Service Shares)	Forty Portfolio (Service Shares)	Global Research (Service Shares)	Overseas (Service Shares)	Perkins Mid Cap Value Portfolio (Service Shares)	Emerging Markets Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$67,429	$—	$3,274	$15,375	$74,584	$19,104
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(72,314)	(42,017)	(8,891)	(44,844)	(102,854)	(25,703)
Administrative expense	(4,983)	(2,799)	(628)	(3,260)	(6,998)	(1,855)
Net investment income (loss)	(9,868)	(44,816)	(6,245)	(32,729)	(35,268)	(8,454)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,146,888	839,030	90,989	1,083,908	3,357,949	654,285
Cost of investments sold	981,077	766,218	59,552	1,494,277	3,073,263	643,012
Realized gains (losses) on fund shares	165,811	72,812	31,437	(410,369)	284,686	11,273
Realized gain distributions	161,371	565,453	—	95,130	742,478	4,694
Net realized gains (losses)	327,182	638,265	31,437	(315,239)	1,027,164	15,967
Change in unrealized gains (losses)	(370,387)	(322,614)	(47,996)	64,256	(1,348,789)	(398,268)
Net realized and change in unrealized gains
(losses) on investments	(43,205)	315,651	(16,559)	(250,983)	(321,625)	(382,301)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(53,073)	$270,835	$(22,804)	$(283,712)	$(356,893)	$(390,755)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Income Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	International Equity	ClearBridge Variable Large Cap Value Portfolio I	Western Asset Variable Global High Yield Bond Portfolio II	MFS Growth	MFS Investors Trust	MFS New Discovery
NET INVESTMENT INCOME (LOSS)
Dividends	$6,190	$100,666	$399,230	$4,186	$13,739	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,858)	(108,458)	(111,035)	(39,558)	(21,996)	(78,731)
Administrative expense	(425)	(7,739)	(7,698)	(2,785)	(1,545)	(5,367)
Net investment income (loss)	(93)	(15,531)	280,497	(38,157)	(9,802)	(84,098)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	98,230	2,451,652	2,267,244	685,282	366,120	1,108,832
Cost of investments sold	84,657	2,214,104	2,508,936	449,111	259,064	1,017,241
Realized gains (losses) on fund shares	13,573	237,548	(241,692)	236,171	107,056	91,591
Realized gain distributions	6,377	279,056	—	145,669	161,575	159,309
Net realized gains (losses)	19,950	516,604	(241,692)	381,840	268,631	250,900
Change in unrealized gains (losses)	(17,906)	(814,492)	(556,295)	(171,495)	(271,931)	(308,495)
Net realized and change in unrealized gains (losses) on
investments	2,044	(297,888)	(797,987)	210,345	(3,300)	(57,595)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,951	$(313,419)	$(517,490)	$172,188	$(13,102)	$(141,693)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Research	MFS Total Return	MFS High Yield (Service Class)	MFS Investors Growth Stock (Service Class)*	MFS Investors Growth Stock Portfolio (Service Class)*	MFS Investors Trust (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$12,486	$237,746	$201,663	$28,939	$21,965	$6,631
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(21,813)	(134,366)	(45,896)	(19,289)	(54,174)	(15,345)
Administrative expense	(1,527)	(9,297)	(3,113)	(1,325)	(3,728)	(1,026)
Net investment income (loss)	(10,854)	94,083	152,654	8,325	(35,937)	(9,740)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	222,814	2,179,337	951,466	5,866,437	1,061,810	270,410
Cost of investments sold	166,080	1,786,215	971,002	4,298,545	1,089,566	188,486
Realized gains (losses) on fund shares	56,734	393,122	(19,536)	1,567,892	(27,756)	81,924
Realized gain distributions	128,815	338,205	—	478,152	277,367	104,242
Net realized gains (losses)	185,549	731,327	(19,536)	2,046,044	249,611	186,166
Change in unrealized gains (losses)	(164,205)	(983,048)	(290,564)	(2,005,194)	(342,769)	(190,322)
Net realized and change in unrealized gains
(losses) on investments	21,344	(251,721)	(310,100)	40,850	(93,158)	(4,156)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,490	$(157,638)	$(157,446)	$49,175	$(129,095)	$(13,896)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS New Discovery (Service Class)	MFS Total Return (Service Class)	MFS Utilities (Service Class)	MFS Value (Service Class)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$108,627	$84,719	$39,569	$—	$53,085
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(46,765)	(70,398)	(29,973)	(28,194)	(21,803)	(74,706)
Administrative expense	(3,356)	(4,754)	(2,143)	(1,963)	(1,483)	(5,099)
Net investment income (loss)	(50,121)	33,475	52,603	9,412	(23,286)	(26,720)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	835,574	1,434,939	700,128	613,677	507,980	1,424,697
Cost of investments sold	818,198	1,204,062	605,075	424,615	328,570	1,070,111
Realized gains (losses) on fund shares	17,376	230,877	95,053	189,062	179,410	354,586
Realized gain distributions	101,697	171,854	148,691	111,547	133,326	327,024
Net realized gains (losses)	119,073	402,731	243,744	300,609	312,736	681,610
Change in unrealized gains (losses)	(152,116)	(524,076)	(639,911)	(353,022)	(204,147)	(500,880)
Net realized and change in unrealized gains
(losses) on investments	(33,043)	(121,345)	(396,167)	(52,413)	108,589	180,730
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(83,164)	$(87,870)	$(343,564)	$(43,001)	$85,303	$154,010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Panorama Series Fund, Inc. (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap (SS)	Oppenheimer International Growth (SS)	Foreign Bond (US Dollar-Hedged)	Money Market*	PIMCO VIT Real Return	PIMCO VIT Total Return
NET INVESTMENT INCOME (LOSS)
Dividends	$121,880	$12,756	$281,189	$1,416	$377,144	$1,739,001
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(281,464)	(19,266)	(140,705)	(190,367)	(150,837)	(523,004)
Administrative expense	(19,391)	(1,791)	(10,220)	(13,238)	(10,228)	(37,930)
Net investment income (loss)	(178,975)	(8,301)	130,264	(202,189)	216,079	1,178,067
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,198,906	234,290	3,404,336	5,044,534	2,808,370	9,830,284
Cost of investments sold	3,900,343	169,963	3,223,491	5,044,534	2,846,767	9,485,823
Realized gains (losses) on fund shares	1,298,563	64,327	180,845	—	(38,397)	344,461
Realized gain distributions	2,823,039	96,336	43,842	1,461	—	353,844
Net realized gains (losses)	4,121,602	160,663	224,687	1,461	(38,397)	698,305
Change in unrealized gains (losses)	(5,263,437)	(122,928)	(470,261)	—	(567,949)	(2,197,355)
Net realized and change in unrealized gains (losses) on
investments	(1,141,835)	37,735	(245,574)	1,461	(606,346)	(1,499,050)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,320,810)	$29,434	$(115,310)	$(200,728)	$(390,267)	$(320,983)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	Putnam Variable Trust	Putnam Variable Trust	Rydex Variable Trust	Rydex Variable Trust	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT High Yield	VT International Value	Guggenheim VIF Long Short Equity	Rydex VIF NASDAQ-100	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$128,693	$23,081	$—	$—	$178,334	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(25,280)	(24,407)	(16,458)	(14,676)	(148,857)	(151,093)
Administrative expense	(1,806)	(1,856)	(1,141)	(1,010)	(10,109)	(10,324)
Net investment income (loss)	101,607	(3,182)	(17,599)	(15,686)	19,368	(161,417)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	296,229	401,384	332,992	274,916	2,414,447	1,906,596
Cost of investments sold	309,787	481,846	272,407	182,512	1,808,906	1,384,847
Realized gains (losses) on fund shares	(13,558)	(80,462)	60,585	92,404	605,541	521,749
Realized gain distributions	—	—	—	69,275	197,282	1,297,963
Net realized gains (losses)	(13,558)	(80,462)	60,585	161,679	802,823	1,819,712
Change in unrealized gains (losses)	(201,676)	41,117	(44,150)	(88,154)	(1,701,015)	(1,130,657)
Net realized and change in unrealized gains (losses) on
investments	(215,234)	(39,345)	16,435	73,525	(898,192)	689,055
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(113,627)	$(42,527)	$(1,164)	$57,839	$(878,824)	$527,638

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc. II	T. Rowe Price Equity Series, Inc. II	T. Rowe Price International Series, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	T. Rowe Price New America Growth	T. Rowe Price Blue Chip Growth II	T. Rowe Price Equity Income II	T. Rowe Price International Stock	Morgan Stanley UIF Growth*	Morgan Stanley UIF Mid Cap Growth*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$224,020	$28,003	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(43,159)	(170,411)	(215,600)	(46,304)	(118,383)	(20,939)
Administrative expense	(3,084)	(11,644)	(14,786)	(3,189)	(8,325)	(1,544)
Net investment income (loss)	(46,243)	(182,055)	(6,366)	(21,490)	(126,708)	(22,483)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	779,897	4,342,487	4,035,271	691,398	1,409,451	195,216
Cost of investments sold	655,148	2,191,751	2,983,450	596,916	780,795	181,789
Realized gains (losses) on fund shares	124,749	2,150,736	1,051,821	94,482	628,656	13,427
Realized gain distributions	291,114	—	290,560	56,006	1,100,723	260,963
Net realized gains (losses)	415,863	2,150,736	1,342,381	150,488	1,729,379	274,390
Change in unrealized gains (losses)	(163,383)	(932,650)	(2,592,967)	(180,761)	(773,111)	(363,663)
Net realized and change in unrealized gains (losses) on
investments	252,480	1,218,086	(1,250,586)	(30,273)	956,268	(89,273)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$206,237	$1,036,031	$(1,256,952)	$(51,763)	$829,560	$(111,756)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust	Van Eck Worldwide Insurance Trust	Wells Fargo Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Growth (Class II)*	Morgan Stanley UIF U.S. Real Estate (Class II)*	Van Eck VIP Emerging Markets	Van Eck VIP Global Hard Assets	Van Eck VIP Multi-Manager Alternatives*	Wells Fargo VT Discovery*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$107,930	$13,506	$830	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(26,802)	(138,702)	(32,743)	(36,560)	(4,414)	(52,715)
Administrative expense	(1,976)	(9,410)	(2,257)	(2,401)	(309)	(3,648)
Net investment income (loss)	(28,778)	(40,182)	(21,494)	(38,131)	(4,723)	(56,363)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	711,353	2,846,287	808,980	870,254	746,049	742,285
Cost of investments sold	543,470	2,175,209	911,012	1,051,272	760,090	573,410
Realized gains (losses) on fund shares	167,883	671,078	(102,032)	(181,018)	(14,041)	168,875
Realized gain distributions	256,367	—	133,275	—	30,420	520,758
Net realized gains (losses)	424,250	671,078	31,243	(181,018)	16,379	689,633
Change in unrealized gains (losses)	(184,842)	(583,147)	(318,923)	(621,077)	(18,905)	(701,247)
Net realized and change in unrealized gains (losses) on
investments	239,408	87,931	(287,680)	(802,095)	(2,526)	(11,614)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$210,630	$47,749	$(309,174)	$(840,226)	$(7,249)	$(67,977)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2015

Wells Fargo Variable Trust
Sub-Account
Wells Fargo VT Opportunity*
NET INVESTMENT INCOME (LOSS)
Dividends	$6,003
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(66,529)
Administrative expense	(4,653)
Net investment income (loss)	(65,179)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	898,178
Cost of investments sold	684,749
Realized gains (losses) on fund shares	213,429
Realized gain distributions	480,561
Net realized gains (losses)	693,990
Change in unrealized gains (losses)	(828,270)
Net realized and change in unrealized gains (losses) on
investments	(134,280)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(199,459)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)
	Sub-Account		Sub-Account		Sub-Account
	Alger Capital Appreciation (Class 1-2)		Alger Growth & Income (Class 1-2)		Alger Large Cap Growth (Class 1-2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(167,082)	$(170,400)	$8,834	$35,402	$(77,405)	$(73,162)
Net realized gains (losses)	1,874,422	2,686,918	309,216	379,551	798,991	1,313,260
Change in unrealized gains (losses)	(1,190,010)	(1,168,758)	(334,129)	115,344	(685,364)	(758,036)
Increase (decrease) in net assets from operations	517,330	1,347,760	(16,079)	530,297	36,222	482,062

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	65,068	52,984	46,261	37,478	28,058	274,239
Benefit payments	(168,732)	(121,131)	(69,345)	(52,693)	(107,702)	(128,525)
Payments on termination	(1,462,091)	(1,562,179)	(492,623)	(724,072)	(660,891)	(722,092)
Loans-net	(3,550)	4,821	504	(940)	204	856
Contract Maintenance Charge	(6,781)	(7,098)	(3,029)	(3,498)	(4,086)	(4,362)
Transfers among the sub-accounts and with the
Fixed Account - net	(638,967)	356,729	3,996	(99,814)	(40,587)	(51,196)
Increase (decrease) in net assets from contract transactions	(2,215,053)	(1,275,874)	(514,236)	(843,539)	(785,004)	(631,080)

INCREASE (DECREASE) IN NET ASSETS	(1,697,723)	71,886	(530,315)	(313,242)	(748,782)	(149,018)
NET ASSETS AT BEGINNING OF PERIOD	12,122,739	12,050,853	5,095,623	5,408,865	5,287,573	5,436,591
NET ASSETS AT END OF PERIOD	$10,425,016	$12,122,739	$4,565,308	$5,095,623	$4,538,791	$5,287,573

UNITS OUTSTANDING
Units outstanding at beginning of period	515,160	577,284	296,101	357,789	343,950	373,948
Units issued	29,906	101,007	31,373	28,102	32,437	72,012
Units redeemed	(135,092)	(163,131)	(60,139)	(89,790)	(87,124)	(102,010)
Units outstanding at end of period	409,974	515,160	267,335	296,101	289,263	343,950

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class S)
	Sub-Account		Sub-Account		Sub-Account
	Alger Mid Cap Growth (Class 1-2)		Alger Small Cap Growth (Class 1-2)		Alger Capital Appreciation (Class S)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147,315)	$(167,639)	$(75,223)	$(89,935)	$(45,029)	$(45,089)
Net realized gains (losses)	301,928	288,478	1,393,195	708,797	475,199	703,848
Change in unrealized gains (losses)	(370,372)	543,122	(1,526,355)	(720,917)	(308,060)	(352,170)
Increase (decrease) in net assets from operations	(215,759)	663,961	(208,383)	(102,055)	122,110	306,589

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	96,067	62,228	32,738	37,969	19,774	21,117
Benefit payments	(44,263)	(72,386)	(15,261)	(41,627)	(93,939)	(15,633)
Payments on termination	(1,318,529)	(1,614,354)	(456,526)	(787,085)	(608,822)	(676,784)
Loans-net	273	445	82	491	50	50
Contract Maintenance Charge	(6,649)	(7,392)	(3,226)	(3,684)	(1,505)	(1,604)
Transfers among the sub-accounts and with the
Fixed Account - net	(94,362)	(540,687)	(474,756)	(186,393)	260,572	222,039
Increase (decrease) in net assets from contract transactions	(1,367,463)	(2,172,146)	(916,949)	(980,329)	(423,870)	(450,815)

INCREASE (DECREASE) IN NET ASSETS	(1,583,222)	(1,508,185)	(1,125,332)	(1,082,384)	(301,760)	(144,226)
NET ASSETS AT BEGINNING OF PERIOD	10,035,978	11,544,163	5,583,749	6,666,133	2,938,277	3,082,503
NET ASSETS AT END OF PERIOD	$8,452,756	$10,035,978	$4,458,417	$5,583,749	$2,636,517	$2,938,277

UNITS OUTSTANDING
Units outstanding at beginning of period	489,549	606,761	347,964	411,097	110,686	129,994
Units issued	10,732	19,736	10,194	30,332	21,221	20,716
Units redeemed	(79,677)	(136,948)	(64,235)	(93,465)	(36,569)	(40,024)
Units outstanding at end of period	420,604	489,549	293,923	347,964	95,338	110,686

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class S)		The Alger Portfolios (Class S)		Deutsche Variable Insurance Trust Funds
	Sub-Account		Sub-Account		Sub-Account
	Alger Large Cap Growth (Class S)		Alger Mid Cap Growth (Class S)		Deutsche Equity 500 Index VIP B
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(90,460)	$(73,798)	$(71,904)	$(86,001)	$(1,496)	$767
Net realized gains (losses)	855,571	1,602,967	213,914	237,630	138,054	141,789
Change in unrealized gains (losses)	(757,864)	(1,123,944)	(262,740)	169,834	(138,946)	(21,694)
Increase (decrease) in net assets from operations	7,247	405,225	(120,730)	321,463	(2,388)	120,862

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,394	18,479	17,546	24,843	5	29
Benefit payments	(17,101)	(9,085)	(37,325)	(66,697)	(7,177)	(5,790)
Payments on termination	(662,100)	(1,166,061)	(706,537)	(995,873)	(219,000)	(205,552)
Loans-net	—	—	—	—	825	1,471
Contract Maintenance Charge	(2,767)	(3,042)	(3,213)	(4,188)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(126,556)	1,961,988	(125,020)	(210,931)	30,829	(48,018)
Increase (decrease) in net assets from contract transactions	(800,130)	802,279	(854,549)	(1,252,846)	(194,518)	(257,860)

INCREASE (DECREASE) IN NET ASSETS	(792,883)	1,207,504	(975,279)	(931,383)	(196,906)	(136,998)
NET ASSETS AT BEGINNING OF PERIOD	6,381,308	5,173,804	5,058,562	5,989,945	1,080,778	1,217,776
NET ASSETS AT END OF PERIOD	$5,588,425	$6,381,308	$4,083,283	$5,058,562	$883,872	$1,080,778

UNITS OUTSTANDING
Units outstanding at beginning of period	339,074	295,223	306,630	384,687	48,501	60,716
Units issued	18,754	118,502	7,823	9,784	2,550	661
Units redeemed	(60,461)	(74,651)	(58,111)	(87,841)	(11,266)	(12,876)
Units outstanding at end of period	297,367	339,074	256,342	306,630	39,785	48,501

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Insurance Trust Funds		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Small Cap Index VIP B		Deutsche Bond VIP A		Deutsche Core Equity VIP A
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,861)	$(4,035)	$47,358	$77,167	$(12,940)	$(7,060)
Net realized gains (losses)	64,748	67,581	(78,501)	(98,840)	165,816	146,274
Change in unrealized gains (losses)	(84,602)	(47,917)	(22,265)	211,487	(78,478)	(9,651)
Increase (decrease) in net assets from operations	(22,715)	15,629	(53,408)	189,814	74,398	129,563

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	46,101	23,395	13,850	10,202
Benefit payments	—	(47,955)	(89,854)	(152,344)	(3,622)	(75,996)
Payments on termination	(132,984)	(91,968)	(407,873)	(411,373)	(70,689)	(163,809)
Loans-net	—	—	—	—	76	78
Contract Maintenance Charge	—	—	(2,080)	(2,416)	(655)	(683)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,274)	35,555	(47,215)	(215,059)	537,995	79,598
Increase (decrease) in net assets from contract transactions	(136,258)	(104,368)	(500,921)	(757,797)	476,955	(150,610)

INCREASE (DECREASE) IN NET ASSETS	(158,973)	(88,739)	(554,329)	(567,983)	551,353	(21,047)
NET ASSETS AT BEGINNING OF PERIOD	516,851	605,590	3,274,982	3,842,965	1,336,055	1,357,102
NET ASSETS AT END OF PERIOD	$357,878	$516,851	$2,720,653	$3,274,982	$1,887,408	$1,336,055

UNITS OUTSTANDING
Units outstanding at beginning of period	18,784	22,624	225,292	277,020	85,408	94,527
Units issued	—	1,418	7,225	7,300	80,629	24,957
Units redeemed	(4,856)	(5,258)	(41,679)	(59,028)	(48,327)	(34,076)
Units outstanding at end of period	13,928	18,784	190,838	225,292	117,710	85,408

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche CROCI® International VIP A*		Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$28,152	$5,477	$(26,686)	$(34,104)	$51,428	$54,450
Net realized gains (losses)	(114,289)	(53,289)	485,619	693,330	117,242	424,619
Change in unrealized gains (losses)	28,438	(160,716)	(453,711)	(942,635)	(252,694)	(401,277)
Increase (decrease) in net assets from operations	(57,699)	(208,528)	5,222	(283,409)	(84,024)	77,792

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,821	8,657	16,158	21,014	31,738	18,577
Benefit payments	(7,796)	(18,536)	(14,755)	(46,285)	(32,872)	(54,747)
Payments on termination	(209,179)	(267,931)	(545,965)	(591,350)	(340,840)	(345,191)
Loans-net	357	351	—	—	—	(2,070)
Contract Maintenance Charge	(473)	(641)	(2,214)	(2,593)	(2,200)	(2,514)
Transfers among the sub-accounts and with the
Fixed Account - net	(211,153)	(172,496)	(163,799)	316,794	(9,572)	37,854
Increase (decrease) in net assets from contract transactions	(425,423)	(450,596)	(710,575)	(302,420)	(353,746)	(348,091)

INCREASE (DECREASE) IN NET ASSETS	(483,122)	(659,124)	(705,353)	(585,829)	(437,770)	(270,299)
NET ASSETS AT BEGINNING OF PERIOD	1,276,068	1,935,192	4,632,036	5,217,865	3,263,561	3,533,860
NET ASSETS AT END OF PERIOD	$792,946	$1,276,068	$3,926,683	$4,632,036	$2,825,791	$3,263,561

UNITS OUTSTANDING
Units outstanding at beginning of period	145,319	190,997	224,396	231,345	226,407	250,655
Units issued	17,982	12,351	5,531	47,647	3,647	12,099
Units redeemed	(65,553)	(58,029)	(39,374)	(54,596)	(28,388)	(36,347)
Units outstanding at end of period	97,748	145,319	190,553	224,396	201,666	226,407

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Federated Insurance Series		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II		Federated Managed Volatility Fund II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$103,057	$135,935	$349,316	$501,005	$77,034	$61,050
Net realized gains (losses)	(55,985)	(61,253)	(40,119)	74,794	23,777	314,013
Change in unrealized gains (losses)	(117,970)	205,665	(598,047)	(433,502)	(328,765)	(281,331)
Increase (decrease) in net assets from operations	(70,898)	280,347	(288,850)	142,297	(227,954)	93,732

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	183,661	113,143	75,561	54,563	10,687	10,757
Benefit payments	(398,621)	(207,465)	(101,901)	(139,155)	(82,503)	(39,447)
Payments on termination	(946,149)	(1,209,028)	(1,477,196)	(1,598,155)	(227,119)	(382,001)
Loans-net	(1,083)	246	(949)	185	—	—
Contract Maintenance Charge	(4,244)	(4,899)	(4,168)	(4,915)	(1,339)	(1,588)
Transfers among the sub-accounts and with the
Fixed Account - net	(339,445)	81,129	(104,761)	(693,456)	(57,053)	(144,415)
Increase (decrease) in net assets from contract transactions	(1,505,881)	(1,226,874)	(1,613,414)	(2,380,933)	(357,327)	(556,694)

INCREASE (DECREASE) IN NET ASSETS	(1,576,779)	(946,527)	(1,902,264)	(2,238,636)	(585,281)	(462,962)
NET ASSETS AT BEGINNING OF PERIOD	8,901,088	9,847,615	9,009,195	11,247,831	2,720,767	3,183,729
NET ASSETS AT END OF PERIOD	$7,324,309	$8,901,088	$7,106,931	$9,009,195	$2,135,486	$2,720,767

UNITS OUTSTANDING
Units outstanding at beginning of period	545,548	620,861	416,167	525,461	152,605	185,770
Units issued	43,310	51,819	61,009	63,555	12,001	11,092
Units redeemed	(134,761)	(127,132)	(137,874)	(172,849)	(33,411)	(44,257)
Units outstanding at end of period	454,097	545,548	339,302	416,167	131,195	152,605

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager		VIP Contrafund		VIP Equity-Income
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,459	$(28)	$(181,463)	$(228,074)	$252,184	$224,672
Net realized gains (losses)	358,362	341,838	4,732,323	3,149,831	1,535,778	522,767
Change in unrealized gains (losses)	(405,773)	(134,775)	(4,782,841)	773,482	(2,619,671)	466,054
Increase (decrease) in net assets from operations	(42,952)	207,035	(231,981)	3,695,239	(831,709)	1,213,493

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,465	33,098	209,791	194,238	52,835	56,199
Benefit payments	(112,652)	(112,031)	(204,769)	(617,065)	(192,821)	(224,062)
Payments on termination	(431,305)	(576,521)	(4,408,841)	(5,232,876)	(1,526,338)	(1,767,474)
Loans-net	1,031	1,260	220	6,888	1,000	1,882
Contract Maintenance Charge	(2,489)	(2,822)	(17,382)	(18,761)	(9,069)	(10,116)
Transfers among the sub-accounts and with the
Fixed Account - net	109,696	16,464	(1,035,368)	(327,794)	(192,917)	(263,252)
Increase (decrease) in net assets from contract transactions	(390,254)	(640,552)	(5,456,349)	(5,995,370)	(1,867,310)	(2,206,823)

INCREASE (DECREASE) IN NET ASSETS	(433,206)	(433,517)	(5,688,330)	(2,300,131)	(2,699,019)	(993,330)
NET ASSETS AT BEGINNING OF PERIOD	4,387,641	4,821,158	36,706,740	39,006,871	17,037,938	18,031,268
NET ASSETS AT END OF PERIOD	$3,954,435	$4,387,641	$31,018,410	$36,706,740	$14,338,919	$17,037,938

UNITS OUTSTANDING
Units outstanding at beginning of period	205,144	237,237	1,335,498	1,567,794	630,378	723,143
Units issued	12,446	8,947	37,434	97,577	16,960	28,196
Units redeemed	(29,554)	(41,040)	(247,164)	(329,873)	(93,444)	(120,961)
Units outstanding at end of period	188,036	205,144	1,125,768	1,335,498	553,894	630,378

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Government Money Market*		VIP Growth		VIP Index 500
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(177,309)	$(233,481)	$(195,890)	$(215,923)	$96,532	$(742)
Net realized gains (losses)	—	—	1,436,343	1,138,379	1,391,328	1,978,509
Change in unrealized gains (losses)	—	—	(348,505)	611,299	(1,498,047)	907,389
Increase (decrease) in net assets from operations	(177,309)	(233,481)	891,948	1,533,755	(10,187)	2,885,156

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	936,298	287,643	124,424	103,428	204,397	351,075
Benefit payments	(163,518)	(292,315)	(133,441)	(132,665)	(474,414)	(256,366)
Payments on termination	(3,708,042)	(6,653,245)	(1,699,691)	(1,784,792)	(2,753,220)	(4,445,171)
Loans-net	(481)	3,979	660	8,856	749	548
Contract Maintenance Charge	(9,211)	(10,838)	(10,883)	(11,989)	(14,189)	(15,214)
Transfers among the sub-accounts and with the
Fixed Account - net	(113,167)	4,088,840	(86,317)	515	229,152	438,722
Increase (decrease) in net assets from contract transactions	(3,058,121)	(2,575,936)	(1,805,248)	(1,816,647)	(2,807,525)	(3,926,406)

INCREASE (DECREASE) IN NET ASSETS	(3,235,430)	(2,809,417)	(913,300)	(282,892)	(2,817,712)	(1,041,250)
NET ASSETS AT BEGINNING OF PERIOD	14,234,260	17,043,677	16,344,198	16,627,090	25,018,253	26,059,503
NET ASSETS AT END OF PERIOD	$10,998,830	$14,234,260	$15,430,898	$16,344,198	$22,200,541	$25,018,253

UNITS OUTSTANDING
Units outstanding at beginning of period	1,232,961	1,453,057	869,182	972,392	1,426,749	1,658,422
Units issued	387,428	1,223,314	25,428	93,136	80,853	179,166
Units redeemed	(654,869)	(1,443,410)	(128,824)	(196,346)	(237,284)	(410,839)
Units outstanding at end of period	965,520	1,232,961	765,786	869,182	1,270,318	1,426,749

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas		VIP Asset Manager (Service Class 2)		VIP Contrafund (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,432)	$(13,157)	$(5,414)	$(10,553)	$(120,055)	$(155,865)
Net realized gains (losses)	141,560	138,974	185,055	235,636	2,245,767	1,521,923
Change in unrealized gains (losses)	55,533	(932,683)	(199,727)	(130,041)	(2,230,546)	240,885
Increase (decrease) in net assets from operations	181,661	(806,866)	(20,086)	95,042	(104,834)	1,606,943

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	97,025	57,763	6,790	22,579	90,084	233,169
Benefit payments	(73,852)	(49,416)	(13,677)	(11,975)	(131,368)	(67,312)
Payments on termination	(1,165,912)	(850,573)	(307,414)	(573,400)	(3,396,200)	(4,220,432)
Loans-net	(1,088)	1,941	340	339	(40)	(5)
Contract Maintenance Charge	(3,440)	(3,852)	(2,881)	(4,043)	(21,123)	(27,322)
Transfers among the sub-accounts and with the
Fixed Account - net	273,921	609,994	(32,064)	(103,468)	(289,852)	(302,924)
Increase (decrease) in net assets from contract transactions	(873,346)	(234,143)	(348,906)	(669,968)	(3,748,499)	(4,384,826)

INCREASE (DECREASE) IN NET ASSETS	(691,685)	(1,041,009)	(368,992)	(574,926)	(3,853,333)	(2,777,883)
NET ASSETS AT BEGINNING OF PERIOD	7,597,451	8,638,460	2,062,155	2,637,081	16,363,074	19,140,957
NET ASSETS AT END OF PERIOD	$6,905,766	$7,597,451	$1,693,163	$2,062,155	$12,509,741	$16,363,074

UNITS OUTSTANDING
Units outstanding at beginning of period	547,823	554,478	133,681	177,686	736,774	947,924
Units issued	63,072	89,206	2,269	2,971	21,271	48,499
Units redeemed	(126,438)	(95,861)	(24,677)	(46,976)	(188,150)	(259,649)
Units outstanding at end of period	484,457	547,823	111,273	133,681	569,895	736,774

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$142,705	$118,453	$(229,682)	$(315,867)	$(98,090)	$(110,469)
Net realized gains (losses)	1,187,181	568,668	—	—	931,030	760,029
Change in unrealized gains (losses)	(1,963,806)	252,251	—	—	(493,410)	(15,951)
Increase (decrease) in net assets from operations	(633,920)	939,372	(229,682)	(315,867)	339,530	633,609

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	35,443	67,360	36,227	168,904	17,889	187,196
Benefit payments	(192,687)	(209,714)	(150,416)	(298,550)	(77,702)	(20,515)
Payments on termination	(2,055,289)	(2,930,684)	(4,348,875)	(8,725,934)	(1,132,288)	(1,197,639)
Loans-net	2,957	3,569	63	(151)	—	—
Contract Maintenance Charge	(17,846)	(22,553)	(36,825)	(49,407)	(2,424)	(2,895)
Transfers among the sub-accounts and with the
Fixed Account - net	32,999	(450,358)	887,309	3,311,840	(261,552)	34,547
Increase (decrease) in net assets from contract transactions	(2,194,423)	(3,542,380)	(3,612,517)	(5,593,298)	(1,456,077)	(999,306)

INCREASE (DECREASE) IN NET ASSETS	(2,828,343)	(2,603,008)	(3,842,199)	(5,909,165)	(1,116,547)	(365,697)
NET ASSETS AT BEGINNING OF PERIOD	12,974,948	15,577,956	16,837,810	22,746,975	6,922,788	7,288,485
NET ASSETS AT END OF PERIOD	$10,146,605	$12,974,948	$12,995,611	$16,837,810	$5,806,241	$6,922,788

UNITS OUTSTANDING
Units outstanding at beginning of period	783,513	1,004,156	1,698,823	2,259,397	364,723	419,871
Units issued	30,243	23,900	249,220	567,378	13,729	49,765
Units redeemed	(163,801)	(244,543)	(616,745)	(1,127,952)	(89,502)	(104,913)
Units outstanding at end of period	649,955	783,513	1,331,298	1,698,823	288,950	364,723

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Overseas (Service Class 2)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,657	$(44,897)	$89,597	$29,500	$(59,241)	$(81,855)
Net realized gains (losses)	1,443,040	1,795,882	10,625	8,699	368,148	433,842
Change in unrealized gains (losses)	(1,518,200)	387,688	(397,224)	657,633	13,276	(1,862,720)
Increase (decrease) in net assets from operations	(53,503)	2,138,673	(297,002)	695,832	322,183	(1,510,733)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	88,009	237,355	27,038	84,375	82,059	85,394
Benefit payments	(199,343)	(68,505)	(202,367)	(161,157)	(84,055)	(86,153)
Payments on termination	(3,061,855)	(4,559,871)	(2,540,067)	(4,881,691)	(2,513,540)	(3,220,965)
Loans-net	3,589	1,181	2,562	3,044	286	163
Contract Maintenance Charge	(33,505)	(40,653)	(22,819)	(31,593)	(22,488)	(29,595)
Transfers among the sub-accounts and with the
Fixed Account - net	(291,655)	(375,917)	176,094	303,576	(719,544)	772,170
Increase (decrease) in net assets from contract transactions	(3,494,760)	(4,806,410)	(2,559,559)	(4,683,446)	(3,257,282)	(2,478,986)

INCREASE (DECREASE) IN NET ASSETS	(3,548,263)	(2,667,737)	(2,856,561)	(3,987,614)	(2,935,099)	(3,989,719)
NET ASSETS AT BEGINNING OF PERIOD	19,143,352	21,811,089	14,832,186	18,819,800	13,198,799	17,188,518
NET ASSETS AT END OF PERIOD	$15,595,089	$19,143,352	$11,975,625	$14,832,186	$10,263,700	$13,198,799

UNITS OUTSTANDING
Units outstanding at beginning of period	1,035,614	1,315,814	1,068,290	1,411,353	906,399	1,065,590
Units issued	41,174	68,938	85,506	81,517	37,197	97,111
Units redeemed	(228,799)	(349,138)	(272,476)	(424,580)	(251,619)	(256,302)
Units outstanding at end of period	847,989	1,035,614	881,320	1,068,290	691,977	906,399

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Invesco Investment Services
	Sub-Account	Sub-Account		Sub-Account		Sub-Account
	VIT Mid Cap Value*	VIT Small Cap Equity Insights		VIT Strategic International Equity		Invesco V.I. American Franchise
	2015	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,714)	$(9,454)	$(6,151)	$987	$14,444	$(4,678)	$(5,573)
Net realized gains (losses)	137,338	114,204	145,823	1,915	13,864	10,511	41,722
Change in unrealized gains (losses)	(341,398)	(127,749)	(97,076)	(2,159)	(93,100)	3,633	(16,216)
Increase (decrease) in net assets from operations	(211,774)	(22,999)	42,596	743	(64,792)	9,466	19,933

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,482	—	—	1,637	1,637	1,998	1,785
Benefit payments	(3,216)	(749)	(6,999)	(3,789)	(5,100)	(986)	(4,682)
Payments on termination	(207,298)	(134,488)	(92,012)	(68,017)	(130,532)	(19,217)	(141,186)
Loans-net	—	—	—	421	435	—	—
Contract Maintenance Charge	(2,538)	(312)	(335)	(270)	(322)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	2,371,141	810	(421)	7,191	(19,821)	(3,163)	4,188
Increase (decrease) in net assets from contract transactions	2,163,571	(134,739)	(99,767)	(62,827)	(153,703)	(21,368)	(139,895)

INCREASE (DECREASE) IN NET ASSETS	1,951,797	(157,738)	(57,171)	(62,084)	(218,495)	(11,902)	(119,962)
NET ASSETS AT BEGINNING OF PERIOD	—	849,615	906,786	655,034	873,529	293,043	413,005
NET ASSETS AT END OF PERIOD	$1,951,797	$691,877	$849,615	$592,950	$655,034	$281,141	$293,043

UNITS OUTSTANDING
Units outstanding at beginning of period	—	31,470	35,425	57,589	69,987	22,779	34,288
Units issued	247,203	576	100	1,177	1,043	177	1,092
Units redeemed	(23,547)	(5,460)	(4,055)	(6,423)	(13,441)	(1,806)	(12,601)
Units outstanding at end of period	223,656	26,586	31,470	52,343	57,589	21,150	22,779

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. High Yield		Invesco V.I. Value Opportunities
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(157,796)	$(158,484)	$41,810	$42,606	$43,470	$(12,358)
Net realized gains (losses)	2,021,527	2,171,274	12,007	25,598	419,270	288,097
Change in unrealized gains (losses)	(3,119,391)	(860,926)	(98,520)	(60,197)	(984,074)	(15,577)
Increase (decrease) in net assets from operations	(1,255,660)	1,151,864	(44,703)	8,007	(521,334)	260,162

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,495	342,589	1,567	1,036	22,317	14,806
Benefit payments	(137,485)	(84,845)	(16,804)	(9,023)	(16,894)	(99,363)
Payments on termination	(1,619,585)	(2,301,790)	(252,644)	(274,326)	(663,664)	(1,141,532)
Loans-net	447	1,532	—	—	—	—
Contract Maintenance Charge	(4,019)	(4,505)	(268)	(375)	(1,792)	(2,151)
Transfers among the sub-accounts and with the
Fixed Account - net	(203,814)	(470,594)	(70,192)	93,814	(84,954)	(164,366)
Increase (decrease) in net assets from contract transactions	(1,907,961)	(2,517,613)	(338,341)	(188,874)	(744,987)	(1,392,606)

INCREASE (DECREASE) IN NET ASSETS	(3,163,621)	(1,365,749)	(383,044)	(180,867)	(1,266,321)	(1,132,444)
NET ASSETS AT BEGINNING OF PERIOD	13,872,968	15,238,717	1,368,781	1,549,648	4,962,660	6,095,104
NET ASSETS AT END OF PERIOD	$10,709,347	$13,872,968	$985,737	$1,368,781	$3,696,339	$4,962,660

UNITS OUTSTANDING
Units outstanding at beginning of period	527,914	626,366	80,750	91,358	354,249	456,693
Units issued	20,367	48,560	996	6,781	9,651	36,701
Units redeemed	(91,505)	(147,012)	(20,774)	(17,389)	(64,840)	(139,145)
Units outstanding at end of period	456,776	527,914	60,972	80,750	299,060	354,249

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Franchise II		Invesco V.I. Core Equity II		Invesco V.I. Government Securities II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,876)	$(15,723)	$(17,842)	$(33,010)	$9,624	$43,672
Net realized gains (losses)	97,055	109,829	496,195	466,389	(12,160)	(10,013)
Change in unrealized gains (losses)	(62,782)	(29,796)	(673,952)	(206,162)	(38,144)	46,251
Increase (decrease) in net assets from operations	22,397	64,310	(195,599)	227,217	(40,680)	79,910

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,585	3,021	9,342	31,730	3,787	5,698
Benefit payments	(10,733)	(3,053)	(26,351)	(44,840)	(87,917)	(1,279)
Payments on termination	(270,507)	(265,838)	(591,560)	(913,785)	(411,218)	(576,789)
Loans-net	170	169	—	—	(35)	(4)
Contract Maintenance Charge	(884)	(1,003)	(5,470)	(7,250)	(6,525)	(7,898)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,197)	(7,861)	125,060	(201,706)	(112,915)	56,015
Increase (decrease) in net assets from contract transactions	(282,566)	(274,565)	(488,979)	(1,135,851)	(614,823)	(524,257)

INCREASE (DECREASE) IN NET ASSETS	(260,169)	(210,255)	(684,578)	(908,634)	(655,503)	(444,347)
NET ASSETS AT BEGINNING OF PERIOD	874,222	1,084,477	3,072,305	3,980,939	3,363,689	3,808,036
NET ASSETS AT END OF PERIOD	$614,053	$874,222	$2,387,727	$3,072,305	$2,708,186	$3,363,689

UNITS OUTSTANDING
Units outstanding at beginning of period	62,193	82,249	194,762	267,903	284,713	329,829
Units issued	1,462	8,664	11,024	3,854	10,242	10,837
Units redeemed	(21,300)	(28,720)	(42,385)	(76,995)	(62,293)	(55,953)
Units outstanding at end of period	42,355	62,193	163,401	194,762	232,662	284,713

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$163,375	$(27,411)	$(70,698)	$(98,103)	$(62,798)	$(74,345)
Net realized gains (losses)	3,367,774	4,244,232	555,010	1,005,001	664,960	439,684
Change in unrealized gains (losses)	(4,320,803)	(2,515,176)	(727,914)	(732,028)	(585,840)	(94,442)
Increase (decrease) in net assets from operations	(789,654)	1,701,645	(243,602)	174,870	16,322	270,897

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	97,069	72,185	17,129	32,570	48,132	35,813
Benefit payments	(204,383)	(317,383)	(87,275)	(44,709)	(5,500)	(22,996)
Payments on termination	(3,156,923)	(4,561,503)	(1,142,555)	(1,507,105)	(842,673)	(906,242)
Loans-net	(245)	4,392	(37)	(4)	631	652
Contract Maintenance Charge	(22,059)	(28,945)	(9,765)	(12,827)	(1,378)	(1,752)
Transfers among the sub-accounts and with the
Fixed Account - net	(157,706)	(606,612)	28,914	(70,504)	(41,883)	(161,453)
Increase (decrease) in net assets from contract transactions	(3,444,247)	(5,437,866)	(1,193,589)	(1,602,579)	(842,671)	(1,055,978)

INCREASE (DECREASE) IN NET ASSETS	(4,233,901)	(3,736,221)	(1,437,191)	(1,427,709)	(826,349)	(785,081)
NET ASSETS AT BEGINNING OF PERIOD	19,710,477	23,446,698	5,549,961	6,977,670	4,438,873	5,223,954
NET ASSETS AT END OF PERIOD	$15,476,576	$19,710,477	$4,112,770	$5,549,961	$3,612,524	$4,438,873

UNITS OUTSTANDING
Units outstanding at beginning of period	1,011,885	1,303,278	312,133	402,375	215,778	269,514
Units issued	46,404	40,822	11,873	16,271	16,460	30,608
Units redeemed	(224,404)	(332,215)	(78,845)	(106,513)	(56,024)	(84,344)
Units outstanding at end of period	833,885	1,011,885	245,161	312,133	176,214	215,778

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		J.P. Morgan Series Trust II		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities II		JPMorgan IT Small Cap Core Portfolio		Balanced
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,386	$(14,769)	$(14,968)	$(15,696)	$30,294	$66,514
Net realized gains (losses)	286,278	233,674	161,389	173,501	1,279,632	1,372,609
Change in unrealized gains (losses)	(582,697)	(60,647)	(216,250)	(72,962)	(1,490,026)	209,963
Increase (decrease) in net assets from operations	(282,033)	158,258	(69,829)	84,843	(180,100)	1,649,086

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,968	12,540	391	391	121,486	155,114
Benefit payments	(56,523)	(11,423)	(3,081)	(10,602)	(352,398)	(560,465)
Payments on termination	(611,677)	(950,998)	(92,197)	(135,419)	(1,902,921)	(2,775,141)
Loans-net	(37)	(5)	—	277	746	1,057
Contract Maintenance Charge	(5,191)	(8,025)	(412)	(465)	(12,315)	(13,644)
Transfers among the sub-accounts and with the
Fixed Account - net	17,435	(126,681)	(32,845)	(8,251)	120,170	(219,771)
Increase (decrease) in net assets from contract transactions	(647,025)	(1,084,592)	(128,144)	(154,069)	(2,025,232)	(3,412,850)

INCREASE (DECREASE) IN NET ASSETS	(929,058)	(926,334)	(197,973)	(69,226)	(2,205,332)	(1,763,764)
NET ASSETS AT BEGINNING OF PERIOD	2,865,799	3,792,133	1,135,968	1,205,194	23,893,560	25,657,324
NET ASSETS AT END OF PERIOD	$1,936,741	$2,865,799	$937,995	$1,135,968	$21,688,228	$23,893,560

UNITS OUTSTANDING
Units outstanding at beginning of period	211,169	293,038	43,509	49,810	798,355	930,623
Units issued	12,638	12,149	1,328	2,170	31,871	31,045
Units redeemed	(61,853)	(94,018)	(6,298)	(8,471)	(101,486)	(163,313)
Units outstanding at end of period	161,954	211,169	38,539	43,509	728,740	798,355

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Janus Aspen Series		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Enterprise		Flexible Bond		Forty Portfolio
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(119,764)	$(186,279)	$63,813	$173,200	$(35,488)	$(31,573)
Net realized gains (losses)	2,371,188	1,806,672	26,718	(5,302)	520,079	847,283
Change in unrealized gains (losses)	(1,852,459)	(135,825)	(190,056)	151,785	(260,260)	(670,315)
Increase (decrease) in net assets from operations	398,965	1,484,568	(99,525)	319,683	224,331	145,395

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	123,562	84,304	71,882	45,533	976	873
Benefit payments	(131,336)	(153,988)	(132,365)	(212,885)	(16,067)	(1,980)
Payments on termination	(1,277,744)	(1,452,119)	(846,149)	(1,262,773)	(255,806)	(340,752)
Loans-net	3,160	1,647	—	147	—	—
Contract Maintenance Charge	(10,701)	(11,455)	(3,361)	(3,729)	(274)	(283)
Transfers among the sub-accounts and with the
Fixed Account - net	104,866	(100,460)	(76,825)	(132,265)	120,567	(126,770)
Increase (decrease) in net assets from contract transactions	(1,188,193)	(1,632,071)	(986,818)	(1,565,972)	(150,604)	(468,912)

INCREASE (DECREASE) IN NET ASSETS	(789,228)	(147,503)	(1,086,343)	(1,246,289)	73,727	(323,517)
NET ASSETS AT BEGINNING OF PERIOD	14,649,504	14,797,007	8,777,167	10,023,456	2,243,185	2,566,702
NET ASSETS AT END OF PERIOD	$13,860,276	$14,649,504	$7,690,824	$8,777,167	$2,316,912	$2,243,185

UNITS OUTSTANDING
Units outstanding at beginning of period	552,171	628,903	413,941	489,992	94,209	115,461
Units issued	66,290	23,366	20,375	31,511	11,489	1,226
Units redeemed	(99,161)	(100,098)	(67,485)	(107,562)	(17,706)	(22,478)
Units outstanding at end of period	519,300	552,171	366,831	413,941	87,992	94,209

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Janus Aspen Series		Janus Aspen Series (Service Shares)
	Sub-Account		Sub-Account		Sub-Account
	Global Research		Janus Portfolio		Balanced (Service Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(87,759)	$(44,634)	$(93,511)	$(119,967)	$(9,868)	$(3,931)
Net realized gains (losses)	408,348	475,203	2,509,658	1,343,497	327,182	359,153
Change in unrealized gains (losses)	(661,726)	236,833	(1,964,227)	(30,400)	(370,387)	6,127
Increase (decrease) in net assets from operations	(341,137)	667,402	451,920	1,193,130	(53,073)	361,349

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	63,877	67,327	90,644	75,916	13,826	30,366
Benefit payments	(84,739)	(159,428)	(127,396)	(239,711)	(106,946)	(9,634)
Payments on termination	(1,091,447)	(1,212,799)	(1,029,208)	(1,174,840)	(769,238)	(1,042,585)
Loans-net	3,308	843	274	1,479	150	150
Contract Maintenance Charge	(8,080)	(8,964)	(8,803)	(9,214)	(6,632)	(8,178)
Transfers among the sub-accounts and with the
Fixed Account - net	(65,976)	(127,264)	174,556	(200,199)	57,218	(106,459)
Increase (decrease) in net assets from contract transactions	(1,183,057)	(1,440,285)	(899,933)	(1,546,569)	(811,622)	(1,136,340)

INCREASE (DECREASE) IN NET ASSETS	(1,524,194)	(772,883)	(448,013)	(353,439)	(864,695)	(774,991)
NET ASSETS AT BEGINNING OF PERIOD	11,436,733	12,209,616	11,507,048	11,860,487	5,389,067	6,164,058
NET ASSETS AT END OF PERIOD	$9,912,539	$11,436,733	$11,059,035	$11,507,048	$4,524,372	$5,389,067

UNITS OUTSTANDING
Units outstanding at beginning of period	630,615	714,939	520,871	598,367	266,983	325,247
Units issued	12,589	36,679	91,716	23,478	19,997	13,702
Units redeemed	(82,183)	(121,003)	(120,949)	(100,974)	(60,392)	(71,966)
Units outstanding at end of period	561,021	630,615	491,638	520,871	226,588	266,983

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)
	Sub-Account		Sub-Account		Sub-Account
	Forty Portfolio (Service Shares)		Global Research (Service Shares)		Overseas (Service Shares)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,816)	$(49,411)	$(6,245)	$(3,968)	$(32,729)	$62,036
Net realized gains (losses)	638,265	1,238,557	31,437	55,118	(315,239)	175,086
Change in unrealized gains (losses)	(322,614)	(1,021,115)	(47,996)	(14,438)	64,256	(783,767)
Increase (decrease) in net assets from operations	270,835	168,031	(22,804)	36,712	(283,712)	(546,645)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,782	10,968	21,828	7,213	27,254	53,781
Benefit payments	(9,107)	(3,325)	(902)	(1,421)	(17,961)	(12,083)
Payments on termination	(650,669)	(938,590)	(64,490)	(132,091)	(571,372)	(817,721)
Loans-net	—	—	—	166	(1,940)	1,704
Contract Maintenance Charge	(3,673)	(4,821)	(187)	(195)	(2,936)	(4,078)
Transfers among the sub-accounts and with the
Fixed Account - net	113,979	(187,494)	(13,351)	(11,756)	(114,258)	(65,770)
Increase (decrease) in net assets from contract transactions	(536,688)	(1,123,262)	(57,102)	(138,084)	(681,213)	(844,167)

INCREASE (DECREASE) IN NET ASSETS	(265,853)	(955,231)	(79,906)	(101,372)	(964,925)	(1,390,812)
NET ASSETS AT BEGINNING OF PERIOD	2,777,747	3,732,978	649,163	750,535	3,475,045	4,865,857
NET ASSETS AT END OF PERIOD	$2,511,894	$2,777,747	$569,257	$649,163	$2,510,120	$3,475,045

UNITS OUTSTANDING
Units outstanding at beginning of period	119,723	171,744	48,058	58,364	304,301	369,732
Units issued	13,160	3,960	1,848	2,212	35,195	48,609
Units redeemed	(34,493)	(55,981)	(6,015)	(12,518)	(95,003)	(114,040)
Units outstanding at end of period	98,390	119,723	43,891	48,058	244,493	304,301

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series (Service Shares)		Lazard Retirement Series, Inc.		Lazard Retirement Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Perkins Mid Cap Value Portfolio (Service Shares)		Emerging Markets Equity		International Equity
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,268)	$(34,007)	$(8,454)	$(4,434)	$(93)	$(827)
Net realized gains (losses)	1,027,164	1,399,121	15,967	230,588	19,950	31,324
Change in unrealized gains (losses)	(1,348,789)	(761,587)	(398,268)	(319,621)	(17,906)	(55,842)
Increase (decrease) in net assets from operations	(356,893)	603,527	(390,755)	(93,467)	1,951	(25,345)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,766	30,477	1,248	1,257	3,542	4,042
Benefit payments	(90,289)	(50,767)	(3,877)	(397,785)	—	(4,250)
Payments on termination	(1,560,907)	(2,003,010)	(267,821)	(531,488)	(59,920)	(144,350)
Loans-net	82	(78)	—	—	—	—
Contract Maintenance Charge	(13,082)	(20,680)	(404)	(553)	(182)	(214)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,432,787)	(255,715)	(29,860)	(157,557)	1,465	(21,700)
Increase (decrease) in net assets from contract transactions	(3,065,217)	(2,299,773)	(300,714)	(1,086,126)	(55,095)	(166,472)

INCREASE (DECREASE) IN NET ASSETS	(3,422,110)	(1,696,246)	(691,469)	(1,179,593)	(53,144)	(191,817)
NET ASSETS AT BEGINNING OF PERIOD	8,705,655	10,401,901	2,150,705	3,330,298	414,004	605,821
NET ASSETS AT END OF PERIOD	$5,283,545	$8,705,655	$1,459,236	$2,150,705	$360,860	$414,004

UNITS OUTSTANDING
Units outstanding at beginning of period	411,280	524,665	59,699	86,356	31,872	43,971
Units issued	15,018	12,882	14,284	3,491	2,784	1,075
Units redeemed	(162,974)	(126,267)	(22,535)	(30,148)	(6,941)	(13,174)
Units outstanding at end of period	263,324	411,280	51,448	59,699	27,715	31,872

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Legg Mason Partners Variable Equity Trust		Legg Mason Partners Variable Income Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	ClearBridge Variable Large Cap Value Portfolio I*		Western Asset Variable Global High Yield Bond Portfolio II		MFS Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,531)	$59,617	$280,497	$437,625	$(38,157)	$(40,648)
Net realized gains (losses)	516,604	1,015,055	(241,692)	8,957	381,840	484,175
Change in unrealized gains (losses)	(814,492)	(560,762)	(556,295)	(655,823)	(171,495)	(251,998)
Increase (decrease) in net assets from operations	(313,419)	513,910	(517,490)	(209,241)	172,188	191,529

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,591	9,229	27,864	45,351	14,800	14,599
Benefit payments	(145,831)	(48,277)	(39,864)	(110,636)	(8,875)	(51,884)
Payments on termination	(1,685,938)	(750,021)	(1,797,650)	(2,731,651)	(263,369)	(394,806)
Loans-net	(3,053)	1,608	32	(124)	(2)	263
Contract Maintenance Charge	(3,577)	(2,741)	(17,755)	(23,045)	(2,038)	(2,276)
Transfers among the sub-accounts and with the
Fixed Account - net	(242,463)	2,676,737	(33,118)	395,930	227,903	(74,888)
Increase (decrease) in net assets from contract transactions	(2,062,271)	1,886,535	(1,860,491)	(2,424,175)	(31,581)	(508,992)

INCREASE (DECREASE) IN NET ASSETS	(2,375,690)	2,400,445	(2,377,981)	(2,633,416)	140,607	(317,463)
NET ASSETS AT BEGINNING OF PERIOD	8,826,081	6,425,636	8,882,162	11,515,578	2,744,226	3,061,689
NET ASSETS AT END OF PERIOD	$6,450,391	$8,826,081	$6,504,181	$8,882,162	$2,884,833	$2,744,226

UNITS OUTSTANDING
Units outstanding at beginning of period	489,025	388,153	547,922	689,341	166,365	197,408
Units issued	18,471	204,148	28,685	61,367	58,259	23,009
Units redeemed	(141,564)	(103,276)	(142,933)	(202,786)	(53,234)	(54,052)
Units outstanding at end of period	365,932	489,025	433,674	547,922	171,390	166,365

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust		MFS New Discovery		MFS Research
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,802)	$(9,469)	$(84,098)	$(101,890)	$(10,854)	$(13,661)
Net realized gains (losses)	268,631	249,510	250,900	1,605,991	185,549	474,841
Change in unrealized gains (losses)	(271,931)	(101,735)	(308,495)	(2,154,669)	(164,205)	(301,485)
Increase (decrease) in net assets from operations	(13,102)	138,306	(141,693)	(650,568)	10,490	159,695

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,371	19,642	69,236	73,836	10,100	4,783
Benefit payments	(30,066)	(52,453)	(35,933)	(62,161)	(5,642)	(24,108)
Payments on termination	(164,059)	(215,606)	(573,278)	(801,304)	(92,187)	(635,433)
Loans-net	—	—	—	—	—	—
Contract Maintenance Charge	(1,175)	(1,286)	(2,914)	(3,470)	(805)	(867)
Transfers among the sub-accounts and with the
Fixed Account - net	(116,940)	57,886	(139,179)	(590,577)	366,397	(289,133)
Increase (decrease) in net assets from contract transactions	(293,869)	(191,817)	(682,068)	(1,383,676)	277,863	(944,758)

INCREASE (DECREASE) IN NET ASSETS	(306,971)	(53,511)	(823,761)	(2,034,244)	288,353	(785,063)
NET ASSETS AT BEGINNING OF PERIOD	1,704,878	1,758,389	5,612,818	7,647,062	1,389,161	2,174,224
NET ASSETS AT END OF PERIOD	$1,397,907	$1,704,878	$4,789,057	$5,612,818	$1,677,514	$1,389,161

UNITS OUTSTANDING
Units outstanding at beginning of period	101,085	112,549	268,521	344,543	78,188	135,138
Units issued	3,998	13,052	19,100	19,651	32,610	8,037
Units redeemed	(22,448)	(24,516)	(51,810)	(95,673)	(12,747)	(64,987)
Units outstanding at end of period	82,635	101,085	235,811	268,521	98,051	78,188

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return		MFS High Yield (Service Class)		MFS Investors Growth Stock (Service Class)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$94,083	$41,852	$152,654	$134,115	$8,325	$(82,473)
Net realized gains (losses)	731,327	865,004	(19,536)	41,904	2,046,044	1,070,321
Change in unrealized gains (losses)	(983,048)	(159,282)	(290,564)	(119,339)	(2,005,194)	(440,702)
Increase (decrease) in net assets from operations	(157,638)	747,574	(157,446)	56,680	49,175	547,146

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	64,924	48,484	6,770	11,896	6,512	21,338
Benefit payments	(488,137)	(229,351)	(30,375)	(83,349)	(17,207)	(49,248)
Payments on termination	(1,247,142)	(1,992,569)	(799,887)	(991,018)	(434,261)	(1,614,647)
Loans-net	224	223	—	—	16	(261)
Contract Maintenance Charge	(3,643)	(4,153)	(6,823)	(8,881)	(3,048)	(14,895)
Transfers among the sub-accounts and with the
Fixed Account - net	(163,999)	(59,254)	49,646	18,920	(5,364,723)	(260,461)
Increase (decrease) in net assets from contract transactions	(1,837,773)	(2,236,620)	(780,669)	(1,052,432)	(5,812,711)	(1,918,174)

INCREASE (DECREASE) IN NET ASSETS	(1,995,411)	(1,489,046)	(938,115)	(995,752)	(5,763,536)	(1,371,028)
NET ASSETS AT BEGINNING OF PERIOD	10,290,233	11,779,279	3,548,343	4,544,095	5,763,536	7,134,564
NET ASSETS AT END OF PERIOD	$8,294,822	$10,290,233	$2,610,228	$3,548,343	$—	$5,763,536

UNITS OUTSTANDING
Units outstanding at beginning of period	495,775	603,306	223,570	288,890	312,240	422,972
Units issued	20,171	37,643	12,366	23,337	2,875	10,509
Units redeemed	(106,899)	(145,174)	(60,835)	(88,657)	(315,115)	(121,241)
Units outstanding at end of period	409,047	495,775	175,101	223,570	—	312,240

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account		Sub-Account
	MFS Investors Growth Stock Portfolio (Service Class)*	MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)
	2015	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,937)	$(9,740)	$(11,033)	$(50,121)	$(64,862)
Net realized gains (losses)	249,611	186,166	218,594	119,073	1,106,190
Change in unrealized gains (losses)	(342,769)	(190,322)	(108,241)	(152,116)	(1,469,866)
Increase (decrease) in net assets from operations	(129,095)	(13,896)	99,320	(83,164)	(428,538)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,980	680	3,930	85,803	7,415
Benefit payments	(22,571)	(4,002)	(83)	(53,566)	(79,582)
Payments on termination	(796,539)	(158,501)	(323,670)	(435,909)	(1,029,524)
Loans-net	48	—	—	(1,221)	170
Contract Maintenance Charge	(8,005)	(1,582)	(1,809)	(1,552)	(1,878)
Transfers among the sub-accounts and with the
Fixed Account - net	5,223,621	(66,652)	5,341	(169,397)	(136,311)
Increase (decrease) in net assets from contract transactions	4,409,534	(230,057)	(316,291)	(575,842)	(1,239,710)

INCREASE (DECREASE) IN NET ASSETS	4,280,439	(243,953)	(216,971)	(659,006)	(1,668,248)
NET ASSETS AT BEGINNING OF PERIOD	—	1,146,792	1,363,763	3,526,787	5,195,035
NET ASSETS AT END OF PERIOD	$4,280,439	$902,839	$1,146,792	$2,867,781	$3,526,787

UNITS OUTSTANDING
Units outstanding at beginning of period	—	59,464	77,083	180,046	242,148
Units issued	295,569	1,371	2,623	11,927	14,607
Units redeemed	(59,228)	(13,354)	(20,242)	(39,892)	(76,709)
Units outstanding at end of period	236,341	47,481	59,464	152,081	180,046

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return (Service Class)		MFS Utilities (Service Class)		MFS Value (Service Class)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$33,475	$2,817	$52,603	$11,808	$9,412	$(6,843)
Net realized gains (losses)	402,731	591,437	243,744	315,103	300,609	353,268
Change in unrealized gains (losses)	(524,076)	(234,970)	(639,911)	(67,188)	(353,022)	(148,938)
Increase (decrease) in net assets from operations	(87,870)	359,284	(343,564)	259,723	(43,001)	197,487

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,285	11,620	5	—	1,988	3,671
Benefit payments	(84,299)	(54,626)	(5,425)	(1,304)	(51,478)	(54,044)
Payments on termination	(1,211,754)	(2,347,157)	(270,843)	(480,451)	(442,838)	(588,572)
Loans-net	—	—	—	111	—	—
Contract Maintenance Charge	(8,996)	(11,166)	(711)	(781)	(2,472)	(3,029)
Transfers among the sub-accounts and with the
Fixed Account - net	13,470	(97,148)	(120,782)	(151,592)	(2,170)	(134,515)
Increase (decrease) in net assets from contract transactions	(1,286,294)	(2,498,477)	(397,756)	(634,017)	(496,970)	(776,489)

INCREASE (DECREASE) IN NET ASSETS	(1,374,164)	(2,139,193)	(741,320)	(374,294)	(539,971)	(579,002)
NET ASSETS AT BEGINNING OF PERIOD	5,446,127	7,585,320	2,404,724	2,779,018	2,233,890	2,812,892
NET ASSETS AT END OF PERIOD	$4,071,963	$5,446,127	$1,663,404	$2,404,724	$1,693,919	$2,233,890

UNITS OUTSTANDING
Units outstanding at beginning of period	343,502	508,904	70,176	90,265	107,443	146,794
Units issued	6,672	15,403	10,235	6,224	5,528	5,186
Units redeemed	(87,679)	(180,805)	(22,915)	(26,313)	(29,569)	(44,537)
Units outstanding at end of period	262,495	343,502	57,496	70,176	83,402	107,443

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Main Street Small Cap (SS)
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,286)	$(29,814)	$(26,720)	$(45,002)	$(178,975)	$(216,264)
Net realized gains (losses)	312,736	261,499	681,610	857,416	4,121,602	5,634,347
Change in unrealized gains (losses)	(204,147)	(185,868)	(500,880)	(771,371)	(5,263,437)	(3,332,514)
Increase (decrease) in net assets from operations	85,303	45,817	154,010	41,043	(1,320,810)	2,085,569

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,656	5,894	26,322	73,183	91,782	76,962
Benefit payments	(13,867)	(2,367)	(85,143)	(75,144)	(190,461)	(230,839)
Payments on termination	(438,179)	(586,930)	(934,504)	(1,918,650)	(4,149,877)	(4,283,851)
Loans-net	—	—	953	939	(3,989)	2,313
Contract Maintenance Charge	(2,770)	(3,443)	(3,371)	(3,864)	(18,711)	(22,887)
Transfers among the sub-accounts and with the
Fixed Account - net	52,203	(110,707)	(210,048)	70,028	(146,587)	(1,156,059)
Increase (decrease) in net assets from contract transactions	(396,957)	(697,553)	(1,205,791)	(1,853,508)	(4,417,843)	(5,614,361)

INCREASE (DECREASE) IN NET ASSETS	(311,654)	(651,736)	(1,051,781)	(1,812,465)	(5,738,653)	(3,528,792)
NET ASSETS AT BEGINNING OF PERIOD	1,620,307	2,272,043	5,513,034	7,325,499	21,797,184	25,325,976
NET ASSETS AT END OF PERIOD	$1,308,653	$1,620,307	$4,461,253	$5,513,034	$16,058,531	$21,797,184

UNITS OUTSTANDING
Units outstanding at beginning of period	102,308	149,143	289,972	387,230	897,541	1,147,025
Units issued	6,225	8,763	12,279	23,824	42,358	61,367
Units redeemed	(29,518)	(55,598)	(72,313)	(121,082)	(227,200)	(310,851)
Units outstanding at end of period	79,015	102,308	229,938	289,972	712,699	897,541

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Panorama Series Fund, Inc. (Service Shares ("SS"))		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer International Growth (SS)		Foreign Bond (US Dollar-Hedged)		Money Market*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,301)	$(9,263)	$130,264	$37,622	$(202,189)	$(304,899)
Net realized gains (losses)	160,663	148,885	224,687	143,657	1,461	150
Change in unrealized gains (losses)	(122,928)	(283,324)	(470,261)	931,841	—	—
Increase (decrease) in net assets from operations	29,434	(143,702)	(115,310)	1,113,120	(200,728)	(304,749)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,130	1,158	45,639	53,848	48,910	120,626
Benefit payments	(12,575)	(11,386)	(83,197)	(164,097)	(137,321)	(576,442)
Payments on termination	(148,183)	(152,600)	(2,204,970)	(2,580,118)	(3,875,838)	(8,969,017)
Loans-net	(1,289)	1,608	343	277	421	435
Contract Maintenance Charge	(410)	(451)	(14,239)	(18,081)	(42,538)	(54,801)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,078)	(86,735)	(287,398)	(609,795)	1,595,801	1,391,934
Increase (decrease) in net assets from contract transactions	(172,405)	(248,406)	(2,543,822)	(3,317,966)	(2,410,565)	(8,087,265)

INCREASE (DECREASE) IN NET ASSETS	(142,971)	(392,108)	(2,659,132)	(2,204,846)	(2,611,293)	(8,392,014)
NET ASSETS AT BEGINNING OF PERIOD	1,440,058	1,832,166	11,325,072	13,529,918	14,625,824	23,017,838
NET ASSETS AT END OF PERIOD	$1,297,087	$1,440,058	$8,665,940	$11,325,072	$12,014,531	$14,625,824

UNITS OUTSTANDING
Units outstanding at beginning of period	73,144	85,513	677,742	889,828	1,456,221	2,274,549
Units issued	2,270	4,019	50,191	48,308	262,602	377,870
Units redeemed	(10,420)	(16,388)	(203,676)	(260,394)	(503,737)	(1,196,198)
Units outstanding at end of period	64,994	73,144	524,257	677,742	1,215,086	1,456,221

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Real Return		PIMCO VIT Total Return		VT High Yield
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$216,079	$(24,430)	$1,178,067	$280,444	$101,607	$127,157
Net realized gains (losses)	(38,397)	(701)	698,305	535,507	(13,558)	13,095
Change in unrealized gains (losses)	(567,949)	316,723	(2,197,355)	490,178	(201,676)	(120,805)
Increase (decrease) in net assets from operations	(390,267)	291,592	(320,983)	1,306,129	(113,627)	19,447

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,183	44,539	146,657	188,147	664	665
Benefit payments	(114,403)	(113,023)	(586,956)	(649,007)	(12,870)	(5,176)
Payments on termination	(1,983,313)	(3,176,636)	(6,775,481)	(11,045,927)	(180,183)	(811,653)
Loans-net	132	(11)	4,289	4,183	—	—
Contract Maintenance Charge	(22,139)	(29,825)	(35,107)	(46,727)	(437)	(469)
Transfers among the sub-accounts and with the
Fixed Account - net	(397,134)	(503,365)	(655,453)	(1,084,747)	(47,763)	(5,706)
Increase (decrease) in net assets from contract transactions	(2,493,674)	(3,778,321)	(7,902,051)	(12,634,078)	(240,589)	(822,339)

INCREASE (DECREASE) IN NET ASSETS	(2,883,941)	(3,486,729)	(8,223,034)	(11,327,949)	(354,216)	(802,892)
NET ASSETS AT BEGINNING OF PERIOD	11,717,515	15,204,244	40,788,588	52,116,537	1,950,307	2,753,199
NET ASSETS AT END OF PERIOD	$8,833,574	$11,717,515	$32,565,554	$40,788,588	$1,596,091	$1,950,307

UNITS OUTSTANDING
Units outstanding at beginning of period	841,965	1,108,732	2,456,677	3,236,421	90,783	128,007
Units issued	23,899	55,030	133,858	169,182	2,287	4,595
Units redeemed	(202,843)	(321,797)	(607,541)	(948,926)	(13,417)	(41,819)
Units outstanding at end of period	663,021	841,965	1,982,994	2,456,677	79,653	90,783

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Rydex Variable Trust		Rydex Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		Guggenheim VIF Long Short Equity		Rydex VIF NASDAQ-100
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,182)	$(1,869)	$(17,599)	$(25,003)	$(15,686)	$(14,614)
Net realized gains (losses)	(80,462)	(110,668)	60,585	104,430	161,679	152,720
Change in unrealized gains (losses)	41,117	(120,391)	(44,150)	(78,242)	(88,154)	(1,016)
Increase (decrease) in net assets from operations	(42,527)	(232,928)	(1,164)	1,185	57,839	137,090

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,158	10,176	5,020	5,771	24	24
Benefit payments	(7,239)	(334,341)	(17,590)	(5,854)	(3,183)	(5,974)
Payments on termination	(281,764)	(305,770)	(234,251)	(588,481)	(115,750)	(146,216)
Loans-net	(1,121)	1,720	—	—	—	—
Contract Maintenance Charge	(834)	(1,050)	(2,216)	(3,691)	(172)	(180)
Transfers among the sub-accounts and with the
Fixed Account - net	(57,254)	(67,165)	947	(68,736)	(105,463)	176,620
Increase (decrease) in net assets from contract transactions	(339,054)	(696,430)	(248,090)	(660,991)	(224,544)	24,274

INCREASE (DECREASE) IN NET ASSETS	(381,581)	(929,358)	(249,254)	(659,806)	(166,705)	161,364
NET ASSETS AT BEGINNING OF PERIOD	1,880,580	2,809,938	1,235,295	1,895,101	1,060,933	899,569
NET ASSETS AT END OF PERIOD	$1,498,999	$1,880,580	$986,041	$1,235,295	$894,228	$1,060,933

UNITS OUTSTANDING
Units outstanding at beginning of period	126,430	169,184	85,729	133,143	80,071	74,992
Units issued	3,495	10,072	6,380	5,526	2,975	16,328
Units redeemed	(25,687)	(52,826)	(23,921)	(52,940)	(21,418)	(11,249)
Units outstanding at end of period	104,238	126,430	68,188	85,729	61,628	80,071

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	T. Rowe Price Equity Income		T. Rowe Price Mid-Cap Growth		T. Rowe Price New America Growth
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,368	$17,229	$(161,417)	$(172,004)	$(46,243)	$(44,174)
Net realized gains (losses)	802,823	840,563	1,819,712	1,730,505	415,863	523,334
Change in unrealized gains (losses)	(1,701,015)	(188,611)	(1,130,657)	(376,484)	(163,383)	(258,417)
Increase (decrease) in net assets from operations	(878,824)	669,181	527,638	1,182,017	206,237	220,743

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	112,326	45,381	51,883	38,098	43,977	37,204
Benefit payments	(102,996)	(457,093)	(159,299)	(169,016)	(1,108)	(9,127)
Payments on termination	(1,352,168)	(1,793,820)	(1,355,475)	(1,411,278)	(330,792)	(156,536)
Loans-net	762	584	(3)	23	—	—
Contract Maintenance Charge	(4,790)	(5,651)	(5,233)	(5,622)	(1,130)	(1,126)
Transfers among the sub-accounts and with the
Fixed Account - net	(852,508)	331,040	(182,263)	(120,036)	36,896	(55,776)
Increase (decrease) in net assets from contract transactions	(2,199,374)	(1,879,559)	(1,650,390)	(1,667,831)	(252,157)	(185,361)

INCREASE (DECREASE) IN NET ASSETS	(3,078,198)	(1,210,378)	(1,122,752)	(485,814)	(45,920)	35,382
NET ASSETS AT BEGINNING OF PERIOD	11,805,765	13,016,143	10,753,347	11,239,161	3,023,913	2,988,531
NET ASSETS AT END OF PERIOD	$8,727,567	$11,805,765	$9,630,595	$10,753,347	$2,977,993	$3,023,913

UNITS OUTSTANDING
Units outstanding at beginning of period	510,145	592,874	315,292	365,940	160,880	171,332
Units issued	14,520	52,408	4,122	3,640	28,802	13,122
Units redeemed	(113,605)	(135,137)	(51,137)	(54,288)	(41,534)	(23,574)
Units outstanding at end of period	411,060	510,145	268,277	315,292	148,148	160,880

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price Equity Series, Inc. II		T. Rowe Price Equity Series, Inc. II		T. Rowe Price International Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	T. Rowe Price Blue Chip Growth II		T. Rowe Price Equity Income II		T. Rowe Price International Stock
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(182,055)	$(248,236)	$(6,366)	$(17,419)	$(21,490)	$(25,352)
Net realized gains (losses)	2,150,736	2,960,735	1,342,381	1,694,462	150,488	229,687
Change in unrealized gains (losses)	(932,650)	(1,628,765)	(2,592,967)	(683,747)	(180,761)	(299,055)
Increase (decrease) in net assets from operations	1,036,031	1,083,734	(1,256,952)	993,296	(51,763)	(94,720)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,783	69,856	58,032	73,538	55,880	56,254
Benefit payments	(82,566)	(77,723)	(120,225)	(58,129)	(30,450)	(50,791)
Payments on termination	(3,004,703)	(3,624,159)	(3,308,214)	(4,621,217)	(520,271)	(782,155)
Loans-net	488	129	916	618	432	433
Contract Maintenance Charge	(21,549)	(27,758)	(28,733)	(37,345)	(1,266)	(1,393)
Transfers among the sub-accounts and with the
Fixed Account - net	(844,696)	(2,342,507)	182,284	(1,208,322)	95,132	(51,664)
Increase (decrease) in net assets from contract transactions	(3,902,243)	(6,002,162)	(3,215,940)	(5,850,857)	(400,543)	(829,316)

INCREASE (DECREASE) IN NET ASSETS	(2,866,212)	(4,918,428)	(4,472,892)	(4,857,561)	(452,306)	(924,036)
NET ASSETS AT BEGINNING OF PERIOD	12,944,128	17,862,556	17,127,220	21,984,781	3,202,892	4,126,928
NET ASSETS AT END OF PERIOD	$10,077,916	$12,944,128	$12,654,328	$17,127,220	$2,750,586	$3,202,892

UNITS OUTSTANDING
Units outstanding at beginning of period	644,738	951,619	971,134	1,314,229	263,763	327,504
Units issued	22,778	37,251	51,138	26,355	23,287	57,244
Units redeemed	(207,340)	(344,132)	(238,101)	(369,450)	(57,258)	(120,985)
Units outstanding at end of period	460,176	644,738	784,171	971,134	229,792	263,763

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Growth*		Morgan Stanley UIF Mid Cap Growth*		Morgan Stanley UIF Growth (Class II)*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(126,708)	$(132,473)	$(22,483)	$(26,306)	$(28,778)	$(26,485)
Net realized gains (losses)	1,729,379	1,592,502	274,390	358,764	424,250	320,625
Change in unrealized gains (losses)	(773,111)	(1,068,896)	(363,663)	(325,612)	(184,842)	(237,402)
Increase (decrease) in net assets from operations	829,560	391,133	(111,756)	6,846	210,630	56,738

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,369	4,933	1,788	1,788	5,257	13,368
Benefit payments	(17,580)	(35,446)	(2,333)	(55,033)	(46,785)	(8,423)
Payments on termination	(959,534)	(1,474,391)	(160,436)	(306,721)	(431,927)	(472,671)
Loans-net	631	652	—	—	—	—
Contract Maintenance Charge	(1,505)	(1,657)	(563)	(662)	(556)	(690)
Transfers among the sub-accounts and with the
Fixed Account - net	(240,444)	(59,857)	(3,299)	(55,223)	(72,474)	755,346
Increase (decrease) in net assets from contract transactions	(1,214,063)	(1,565,766)	(164,843)	(415,851)	(546,485)	286,930

INCREASE (DECREASE) IN NET ASSETS	(384,503)	(1,174,633)	(276,599)	(409,005)	(335,855)	343,668
NET ASSETS AT BEGINNING OF PERIOD	8,228,232	9,402,865	1,642,242	2,051,247	2,166,251	1,822,583
NET ASSETS AT END OF PERIOD	$7,843,729	$8,228,232	$1,365,643	$1,642,242	$1,830,396	$2,166,251

UNITS OUTSTANDING
Units outstanding at beginning of period	335,420	401,201	76,908	96,671	93,427	82,799
Units issued	3,352	14,159	576	1,915	7,846	35,449
Units redeemed	(49,297)	(79,940)	(8,491)	(21,678)	(29,791)	(24,821)
Units outstanding at end of period	289,475	335,420	68,993	76,908	71,482	93,427

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		Van Eck Worldwide Insurance Trust		Van Eck Worldwide Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF U.S. Real Estate (Class II)*		Van Eck VIP Emerging Markets		Van Eck VIP Global Hard Assets
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40,182)	$(46,221)	$(21,494)	$(32,845)	$(38,131)	$(65,915)
Net realized gains (losses)	671,078	744,828	31,243	375,381	(181,018)	77,090
Change in unrealized gains (losses)	(583,147)	2,105,612	(318,923)	(388,151)	(621,077)	(775,724)
Increase (decrease) in net assets from operations	47,749	2,804,219	(309,174)	(45,615)	(840,226)	(764,549)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	57,055	54,646	6,649	12,204	38,129	44,362
Benefit payments	(44,886)	(446,002)	(29,899)	(14,709)	(54,829)	(30,775)
Payments on termination	(1,928,337)	(2,975,054)	(660,608)	(1,016,416)	(597,806)	(1,034,156)
Loans-net	50	50	100	100	100	100
Contract Maintenance Charge	(20,069)	(25,706)	(1,406)	(1,865)	(1,283)	(1,817)
Transfers among the sub-accounts and with the
Fixed Account - net	(127,374)	(929,516)	15,067	(119,935)	(37,936)	27,674
Increase (decrease) in net assets from contract transactions	(2,063,561)	(4,321,582)	(670,097)	(1,140,621)	(653,625)	(994,612)

INCREASE (DECREASE) IN NET ASSETS	(2,015,812)	(1,517,363)	(979,271)	(1,186,236)	(1,493,851)	(1,759,161)
NET ASSETS AT BEGINNING OF PERIOD	10,487,574	12,004,937	2,677,087	3,863,323	3,082,005	4,841,166
NET ASSETS AT END OF PERIOD	$8,471,762	$10,487,574	$1,697,816	$2,677,087	$1,588,154	$3,082,005

UNITS OUTSTANDING
Units outstanding at beginning of period	431,441	624,949	99,847	141,415	125,791	157,009
Units issued	38,233	18,428	7,153	5,285	12,076	9,576
Units redeemed	(122,371)	(211,936)	(32,140)	(46,853)	(38,946)	(40,794)
Units outstanding at end of period	347,303	431,441	74,860	99,847	98,921	125,791

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Van Eck Worldwide Insurance Trust		Wells Fargo Variable Trust		Wells Fargo Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	Van Eck VIP Multi-Manager Alternatives*		Wells Fargo VT Discovery*		Wells Fargo VT Opportunity*
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,723)	$(13,889)	$(56,363)	$(75,279)	$(65,179)	$(81,192)
Net realized gains (losses)	16,379	24,520	689,633	1,394,857	693,990	408,322
Change in unrealized gains (losses)	(18,905)	(33,805)	(701,247)	(1,457,961)	(828,270)	119,888
Increase (decrease) in net assets from operations	(7,249)	(23,174)	(67,977)	(138,383)	(199,459)	447,018

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,230	2,870	13,364	12,277	16,479	20,732
Benefit payments	(828)	—	(84,733)	(67,592)	(33,436)	(83,887)
Payments on termination	(48,408)	(285,326)	(497,819)	(436,710)	(646,078)	(815,758)
Loans-net	—	—	91	90	97	132
Contract Maintenance Charge	(957)	(2,389)	(2,265)	(2,525)	(3,155)	(3,580)
Transfers among the sub-accounts and with the
Fixed Account - net	(684,519)	36,331	194,048	(1,638,577)	(126,517)	(354,319)
Increase (decrease) in net assets from contract transactions	(733,482)	(248,514)	(377,314)	(2,133,037)	(792,610)	(1,236,680)

INCREASE (DECREASE) IN NET ASSETS	(740,731)	(271,688)	(445,291)	(2,271,420)	(992,069)	(789,662)
NET ASSETS AT BEGINNING OF PERIOD	740,731	1,012,419	3,682,641	5,954,061	5,014,700	5,804,362
NET ASSETS AT END OF PERIOD	$—	$740,731	$3,237,350	$3,682,641	$4,022,631	$5,014,700

UNITS OUTSTANDING
Units outstanding at beginning of period	72,074	96,198	145,904	234,466	253,304	319,097
Units issued	1,041	6,771	17,742	22,789	4,473	15,117
Units redeemed	(73,115)	(30,895)	(31,233)	(111,351)	(45,043)	(80,910)
Units outstanding at end of period	—	72,074	132,413	145,904	212,734	253,304

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

On July 17, 2013, Resolution Life Holdings, Inc. (“Holdings”) executed a Stock Purchase Agreement (the “Transaction”) to acquire 100% of Lincoln Benefit from Allstate Life Insurance Company (“Allstate”). In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit’s outstanding capital stock to Resolution Life, Inc. pursuant to an Assignment Agreement. The closing date of the transaction was April 1, 2014. Prior to April 1, 2014, Lincoln Benefit was wholly owned by Allstate, an indirectly wholly owned subsidiary of The Allstate Corporation.

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative servicing agreement (the “Agreement”) with Allstate, whereby Allstate agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

Lincoln Benefit issues six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

The Alger Portfolios (Class 1-2)	Deutsche Variable Series I
Alger Capital Appreciation (Class 1-2)	Deutsche Bond VIP A
Alger Growth & Income (Class 1-2)	Deutsche Core Equity VIP A
Alger Large Cap Growth (Class 1-2)	Deutsche CROCI® International VIP A*
Alger Mid Cap Growth (Class 1-2)	Deutsche Global Small Cap VIP A
Alger Small Cap Growth (Class 1-2)
Deutsche Variable Series II
The Alger Portfolios (Class S)	Deutsche Global Income Builder VIP A II
Alger Capital Appreciation (Class S)
Alger Large Cap Growth (Class S)	Federated Insurance Series
Alger Mid Cap Growth (Class S)	Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Deutsche Variable Insurance Trust Funds	Federated Managed Volatility Fund II
Deutsche Equity 500 Index VIP B
Deutsche Small Cap Index VIP B

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Fidelity Variable Insurance Products Fund	Janus Aspen Series (Service Shares)
VIP Asset Manager	Balanced (Service Shares)
VIP Contrafund	Forty Portfolio (Service Shares)
VIP Equity-Income	Global Research (Service Shares)
VIP Government Money Market*	Overseas (Service Shares)
VIP Growth	Perkins Mid Cap Value Portfolio (Service Shares)
VIP Index 500
VIP Overseas	Lazard Retirement Series, Inc.
Emerging Markets Equity
Fidelity Variable Insurance Products Fund (Service	International Equity
Class 2)
VIP Asset Manager (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Contrafund (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Equity-Income (Service Class 2)
VIP Government Money Market (Service Class 2)*	Legg Mason Partners Variable Income Trust
VIP Growth (Service Class 2)	Western Asset Variable Global High Yield Bond Portfolio II
VIP Index 500 (Service Class 2)
VIP Investment Grade Bond (Service Class 2)	MFS Variable Insurance Trust
VIP Overseas (Service Class 2)	MFS Growth
MFS Investors Trust
Goldman Sachs Variable Insurance Trust	MFS New Discovery
VIT Mid Cap Value*	MFS Research
VIT Small Cap Equity Insights	MFS Total Return
VIT Strategic International Equity
MFS Variable Insurance Trust (Service Class)
Invesco Investment Services	MFS High Yield (Service Class)
Invesco V.I. American Franchise	MFS Investors Growth Stock Portfolio (Service Class)*
Invesco V.I. American Value	MFS Investors Trust (Service Class)
Invesco V.I. High Yield	MFS New Discovery (Service Class)
Invesco V.I. Value Opportunities	MFS Total Return (Service Class)
MFS Utilities (Service Class)
Invesco Investment Services (Series II)	MFS Value (Service Class)
Invesco V.I. American Franchise II
Invesco V.I. Core Equity II	Oppenheimer Variable Account Funds
Invesco V.I. Government Securities II	(Service Shares (“SS”))
Invesco V.I. Growth and Income II	Oppenheimer Discovery Mid Cap Growth (SS)
Invesco V.I. Mid Cap Core Equity II	Oppenheimer Global (SS)
Invesco V.I. Mid Cap Growth II	Oppenheimer Main Street Small Cap (SS)
Invesco V.I. Value Opportunities II
Panorama Series Fund, Inc. (Service Shares (“SS”))
J.P. Morgan Series Trust II	Oppenheimer International Growth (SS)
JPMorgan IT Small Cap Core Portfolio
PIMCO Variable Insurance Trust
Janus Aspen Series	Foreign Bond (US Dollar-Hedged)
Balanced	Money Market*
Enterprise	PIMCO VIT Real Return
Flexible Bond	PIMCO VIT Total Return
Forty Portfolio
Global Research	Putnam Variable Trust
Janus Portfolio	VT High Yield
VT International Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Rydex Variable Trust	The Universal Institutional Funds, Inc.
Guggenheim VIF Long Short Equity	Morgan Stanley UIF Growth*
Rydex VIF NASDAQ-100	Morgan Stanley UIF Mid Cap Growth*

T. Rowe Price Equity Series, Inc.	The Universal Institutional Funds, Inc. (Class II)
T. Rowe Price Equity Income	Morgan Stanley UIF Growth (Class II)*
T. Rowe Price Mid-Cap Growth	Morgan Stanley UIF U.S. Real Estate (Class II)*
T. Rowe Price New America Growth
Van Eck Worldwide Insurance Trust
T. Rowe Price Equity Series, Inc. II	Van Eck VIP Emerging Markets
T. Rowe Price Blue Chip Growth II	Van Eck VIP Global Hard Assets
T. Rowe Price Equity Income II
Wells Fargo Variable Trust
T. Rowe Price International Series, Inc.	Wells Fargo VT Discovery*
T. Rowe Price International Stock	Wells Fargo VT Opportunity*

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:

The following sub-accounts were opened during the year ended December 31, 2015:
MFS Investors Growth Stock Portfolio (Service Class) (Fund launched on March 27, 2015)
VIT Mid Cap Value (Fund launched on May 1, 2015)

The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
March 27, 2015	MFS Investors Growth Stock (Service Class)	MFS Investors Growth Stock Portfolio (Service Class)
June 3, 2015	Van Eck VIP Multi-Manager Alternatives	PIMCO Variable Insurance Trust - Money Market

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)
The following sub-accounts had name changes during the year ended December 31, 2015:

Former name:	New name:
Deutsche International VIP A	Deutsche CROCI® International VIP A
Van Kampen UIF Growth	Morgan Stanley UIF Growth
Van Kampen UIF Mid Cap Growth	Morgan Stanley UIF Mid Cap Growth
Van Kampen UIF Growth (Class II)	Morgan Stanley UIF Growth (Class II)
Van Kampen UIF U.S. Real Estate (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
VIP Money Market	VIP Government Money Market
VIP Money Market (Service Class 2)	VIP Government Money Market (Service Class 2)
Wells Fargo Advantage VT Discovery	Wells Fargo VT Discovery
Wells Fargo Advantage VT Opportunity	Wells Fargo VT Opportunity

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2014:

The following sub-accounts were merged during the year ended December 31, 2014:

Date:	Merged from:	Merged to:
December 5, 2014	Clearbridge Variable All Cap Value Portfolio I	Clearbridge Variable Large Cap Value Portfolio I

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments-Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends-Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses-Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes-The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2015. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

Use of Estimates-The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

4. Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2: Assets whose values are based on the following:
(a)Quoted prices for similar assets in active markets;
(b)Quoted prices for identical or similar assets in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

Contracts in payout (annuitization) period-Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return ranges from 3.00% to 3.50%. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account-net” on the Statements of Changes in Net Assets.

5. Expenses
Mortality and Expense Risk Charge-Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.

Administrative Expense Charge-Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

Contract Maintenance Charge-Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

5. Expenses (continued)

Withdrawal Charge-In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit, and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2015 was as follows:

Purchases
Investments in The Alger Portfolios (Class 1-2) Sub-Accounts:
Alger Capital Appreciation (Class 1-2)	$1,574,634
Alger Growth & Income (Class 1-2)	492,726
Alger Large Cap Growth (Class 1-2)	976,131
Alger Mid Cap Growth (Class 1-2)	127,279
Alger Small Cap Growth (Class 1-2)	1,415,245
Investments in The Alger Portfolios (Class S) Sub-Accounts:
Alger Capital Appreciation (Class S)	731,764
Alger Large Cap Growth (Class S)	906,671
Alger Mid Cap Growth (Class S)	57,596
Investments in the Deutsche Variable Insurance Trust Funds Sub-Accounts:
Deutsche Equity 500 Index VIP B	114,990
Deutsche Small Cap Index VIP B	40,888
Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	159,463
Deutsche Core Equity VIP A	1,207,574
Deutsche CROCI® International VIP A*	220,815
Deutsche Global Small Cap VIP A	609,189
Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	209,354
Investments in the Federated Insurance Series Sub-Accounts:
Federated Fund for U.S. Government Securities II	632,622
Federated High Income Bond Fund II	1,754,430
Federated Managed Volatility Fund II	297,222
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Asset Manager	564,575
VIP Contrafund	3,891,455
VIP Equity-Income	2,198,687
VIP Government Money Market*	3,919,371
VIP Growth	854,775
VIP Index 500	1,436,798
VIP Overseas	796,390
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Asset Manager (Service Class 2)	178,021
VIP Contrafund (Service Class 2)	1,676,370
VIP Equity-Income (Service Class 2)	1,726,751
VIP Government Money Market (Service Class 2)*	1,858,076

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Growth (Service Class 2)	$393,329
VIP Index 500 (Service Class 2)	661,062
VIP Investment Grade Bond (Service Class 2)	1,221,570
VIP Overseas (Service Class 2)	491,279
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Mid Cap Value*	2,535,088
VIT Small Cap Equity Insights	105,345
VIT Strategic International Equity	16,712
Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	2,966
Invesco V.I. American Value	1,823,778
Invesco V.I. High Yield	68,198
Invesco V.I. Value Opportunities	508,306
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	15,934
Invesco V.I. Core Equity II	420,727
Invesco V.I. Government Securities II	125,368
Invesco V.I. Growth and Income II	3,547,953
Invesco V.I. Mid Cap Core Equity II	547,356
Invesco V.I. Mid Cap Growth II	574,146
Invesco V.I. Value Opportunities II	319,339
Investments in the J.P. Morgan Series Trust II Sub-Account:
JPMorgan IT Small Cap Core Portfolio	145,760
Investments in the Janus Aspen Series Sub-Accounts:
Balanced	1,787,344
Enterprise	2,443,669
Flexible Bond	497,758
Forty Portfolio	703,317
Global Research	129,913
Janus Portfolio	3,079,925
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
Balanced (Service Shares)	486,769
Forty Portfolio (Service Shares)	822,979
Global Research (Service Shares)	27,642
Overseas (Service Shares)	465,096
Perkins Mid Cap Value Portfolio (Service Shares)	999,942
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
Emerging Markets Equity	349,811
International Equity	49,419
Investments in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	652,906
Investments in the Legg Mason Partners Variable Income Trust Sub-Account:
Western Asset Variable Global High Yield Bond Portfolio II	687,250
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	761,213
MFS Investors Trust	224,024
MFS New Discovery	501,975
MFS Research	618,638
MFS Total Return	773,852

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS High Yield (Service Class)	$323,451
MFS Investors Growth Stock (Service Class)*	540,203
MFS Investors Growth Stock Portfolio (Service Class)*	5,712,774
MFS Investors Trust (Service Class)	134,855
MFS New Discovery (Service Class)	311,308
MFS Total Return (Service Class)	353,974
MFS Utilities (Service Class)	503,666
MFS Value (Service Class)	237,666
Investments in the Oppenheimer Variable Account Funds (Service Shares (“SS”)) Sub-Accounts:
Oppenheimer Discovery Mid Cap Growth (SS)	221,063
Oppenheimer Global (SS)	519,210
Oppenheimer Main Street Small Cap (SS)	3,425,127
Investments in the Panorama Series Fund, Inc. (Service Shares (“SS”)) Sub-Account:
Oppenheimer International Growth (SS)	149,920
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	1,034,620
Money Market*	2,433,241
PIMCO VIT Real Return	530,775
PIMCO VIT Total Return	3,460,144
Investments in the Putnam Variable Trust Sub-Accounts:
VT High Yield	157,247
VT International Value	59,148
Investments in the Rydex Variable Trust Sub-Accounts:
Guggenheim VIF Long Short Equity	67,303
Rydex VIF NASDAQ-100	103,961
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
T. Rowe Price Equity Income	431,723
T. Rowe Price Mid-Cap Growth	1,392,752
T. Rowe Price New America Growth	772,611
Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
T. Rowe Price Blue Chip Growth II	258,189
T. Rowe Price Equity Income II	1,103,525
Investments in the T. Rowe Price International Series, Inc. Sub-Account:
T. Rowe Price International Stock	325,371
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanely UIF Growth*	1,169,403
Morgan Stanley UIF Mid Cap Growth*	268,853
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Growth (Class II)*	392,457
Morgan Stanley UIF U.S. Real Estate (Class II)*	742,544
Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
Van Eck VIP Emerging Markets	250,664
Van Eck VIP Global Hard Assets	178,498
Van Eck VIP Multi-Manager Alternatives*	38,264
Investments in the Wells Fargo Variable Trust Sub-Accounts:
Wells Fargo VT Discovery*	829,366
Wells Fargo VT Opportunity*	520,950
$89,172,346
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2015.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

Items in the following table are notated as follows:

*
Investment Income Ratio-These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub- accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio-These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return-These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Alger Portfolios (Class 1-2) - Alger Capital Appreciation (Class 1-2)
2015	410	$15.76	—	37.25	$10,425	0.08%	1.25	—	1.80%	4.30	—	4.87%
2014	515	15.11	—	35.52	12,123	0.09	1.25	—	1.80	11.72	—	12.34
2013	577	13.52	—	31.62	12,051	0.37	1.25	—	1.80	32.78	—	33.51
2012	577	10.18	—	23.68	9,378	1.00	1.25	—	1.80	16.19	—	16.83
2011	923	8.77	—	20.27	11,846	0.11	1.25	—	1.80	(2.08)	—	(1.54)

	The Alger Portfolios (Class 1-2) - Alger Growth & Income (Class 1-2)
2015	267	11.57	—	21.35	4,565	1.68	1.25	—	1.80	(0.82)	—	(0.28)
2014	296	11.66	—	21.40	5,096	2.17	1.25	—	1.80	10.51	—	11.12
2013	358	10.55	—	19.26	5,409	1.95	1.25	—	1.80	27.60	—	28.31
2012	429	8.27	—	15.01	5,012	3.32	1.25	—	1.80	10.33	—	10.94
2011	470	7.50	—	13.53	4,958	1.72	1.25	—	1.80	4.61	—	5.19

	The Alger Portfolios (Class 1-2) - Alger Large Cap Growth (Class 1-2)
2015	289	11.16	—	19.68	4,539	—	1.25	—	1.80	(0.10)	—	0.45
2014	344	11.17	—	19.59	5,288	0.15	1.25	—	1.80	9.01	—	9.61
2013	374	10.24	—	17.88	5,437	0.76	1.25	—	1.80	32.67	—	33.40
2012	442	7.72	—	13.40	4,776	1.18	1.25	—	1.80	7.90	—	8.50
2011	535	7.16	—	12.35	5,354	1.04	1.25	—	1.80	(2.12)	—	(1.58)

	The Alger Portfolios (Class 1-2) - Alger Mid Cap Growth (Class 1-2)
2015	421	14.65	—	27.44	8,453	—	1.25	—	1.80	(3.32)	—	(2.79)
2014	490	15.15	—	28.23	10,036	—	1.25	—	1.80	6.08	—	6.67
2013	607	14.28	—	26.46	11,544	0.32	1.25	—	1.80	33.42	—	34.15
2012	719	10.70	—	19.72	10,225	—	1.25	—	1.80	14.13	—	14.76
2011	882	9.38	—	17.19	10,941	0.35	1.25	—	1.80	(9.91)	—	(9.41)

	The Alger Portfolios (Class 1-2) - Alger Small Cap Growth (Class 1-2)
2015	294	10.80	—	18.73	4,458	—	1.25	—	1.80	(5.04)	—	(4.52)
2014	348	11.38	—	19.62	5,584	—	1.25	—	1.80	(1.36)	—	(0.81)
2013	411	11.53	—	19.78	6,666	—	1.25	—	1.80	31.87	—	32.59
2012	479	8.75	—	14.92	5,756	—	1.25	—	1.80	10.49	—	11.10
2011	586	7.92	—	13.43	6,306	—	1.25	—	1.80	(4.91)	—	(4.38)

	The Alger Portfolios (Class S) - Alger Capital Appreciation (Class S)
2015	95	25.22	—	28.30	2,637	—	1.35	—	2.30	3.48	—	4.48
2014	111	24.38	—	27.09	2,938	—	1.35	—	2.30	10.84	—	11.91
2013	130	21.99	—	24.21	3,083	0.09	1.35	—	2.30	31.69	—	32.97
2012	223	16.10	—	18.20	3,997	0.60	1.35	—	2.70	11.04	—	16.30
2011	212	14.50	—	15.65	3,270	—	1.35	—	2.30	(2.91)	—	(1.97)

	The Alger Portfolios (Class S) - Alger Large Cap Growth (Class S)
2015	297	15.89	—	22.64	5,588	—	1.35	—	1.80	(0.10)	—	(0.02)
2014	339	16.04	—	17.83	6,381	—	1.35	—	2.30	8.02	—	9.07
2013	295	14.85	—	16.35	5,174	0.22	1.35	—	2.30	31.48	—	32.76
2012	380	10.89	—	12.31	4,996	0.22	1.35	—	2.70	3.02	—	7.90
2011	539	10.57	—	11.41	6,624	0.57	1.35	—	2.30	(3.04)	—	(2.10)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Alger Portfolios (Class S) - Alger Mid Cap Growth (Class S)
2015	256	$14.55	—	16.33	$4,083	—%	1.35	—	2.30%	(4.15)	—	(3.22)%
2014	307	15.18	—	16.87	5,059	—	1.35	—	2.30	5.11	—	6.13
2013	385	14.44	—	15.89	5,990	—	1.35	—	2.30	32.29	—	33.58
2012	501	10.52	—	11.90	5,851	—	1.35	—	2.70	8.97	—	14.13
2011	619	9.66	—	10.43	6,344	—	1.35	—	2.30	(10.69)	—	(9.82)

	Deutsche Variable Insurance Trust Funds - Deutsche Equity 500 Index VIP B
2015	40	20.87	—	22.85	884	1.40	1.35	—	2.05	(1.15)	—	(0.45)
2014	49	21.12	—	22.95	1,081	1.66	1.35	—	2.05	10.73	—	11.52
2013	61	19.07	—	20.58	1,218	1.49	1.35	—	2.05	28.98	—	29.90
2012	100	14.64	—	15.84	1,559	1.55	1.35	—	2.15	11.94	—	13.86
2011	117	13.08	—	13.91	1,607	1.44	1.35	—	2.05	(0.58)	—	0.13

	Deutsche Variable Insurance Trust Funds - Deutsche Small Cap Index VIP B
2015	14	23.97	—	26.23	358	0.86	1.35	—	2.05	(6.81)	—	(6.14)
2014	19	25.72	—	27.95	517	0.76	1.35	—	2.05	2.33	—	3.06
2013	23	25.13	—	27.12	606	1.48	1.35	—	2.05	35.47	—	36.44
2012	30	18.37	—	19.88	592	0.57	1.35	—	2.15	12.38	—	14.31
2011	33	16.35	—	17.39	565	0.67	1.35	—	2.05	(6.53)	—	(5.86)

	Deutsche Variable Series I - Deutsche Bond VIP A
2015	191	13.13	—	14.62	2,721	3.14	1.25	—	1.80	(2.07)	—	(1.53)
2014	225	13.41	—	14.85	3,275	3.71	1.25	—	1.80	4.73	—	5.31
2013	277	12.80	—	14.10	3,843	3.75	1.25	—	1.80	(4.76)	—	(4.23)
2012	319	13.44	—	14.72	4,633	4.59	1.25	—	1.80	5.85	—	6.43
2011	386	12.70	—	13.83	5,257	4.46	1.25	—	1.80	3.80	—	4.38

	Deutsche Variable Series I - Deutsche Core Equity VIP A
2015	118	15.06	—	18.18	1,887	0.73	1.25	—	1.80	3.37	—	3.94
2014	85	14.57	—	17.49	1,336	1.08	1.25	—	1.80	9.83	—	10.44
2013	95	13.26	—	15.84	1,357	1.44	1.25	—	1.80	34.88	—	35.62
2012	96	9.83	—	11.68	1,019	1.53	1.25	—	1.80	13.74	—	14.37
2011	133	8.65	—	10.21	1,231	1.31	1.25	—	1.80	(1.92)	—	(1.38)

	Deutsche Variable Series I - Deutsche CROCI® International VIP A
2015	98	6.63	—	10.13	793	4.29	1.25	—	1.80	(7.17)	—	(6.66)
2014	145	7.14	—	10.85	1,276	1.91	1.25	—	1.80	(13.34)	—	(12.86)
2013	191	8.24	—	12.45	1,935	5.53	1.25	—	1.80	18.08	—	18.73
2012	214	6.98	—	10.49	1,773	2.25	1.25	—	1.80	18.49	—	19.14
2011	250	5.89	—	8.80	1,747	1.89	1.25	—	1.80	(18.16)	—	(17.71)

	Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2015	191	15.70	—	30.86	3,927	1.01	1.25	—	1.80	(0.64)	—	(0.10)
2014	224	15.80	—	30.89	4,632	0.86	1.25	—	1.80	(5.84)	—	(5.32)
2013	231	16.78	—	32.62	5,218	0.65	1.25	—	1.80	33.52	—	34.25
2012	300	12.57	—	24.30	4,950	0.71	1.25	—	1.80	13.31	—	13.93
2011	371	11.09	—	21.33	5,434	1.78	1.25	—	1.80	(11.50)	—	(11.02)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2015	202	$13.52	—	14.34	$2,826	3.20%	1.25	—	1.80%	(3.20)	—	(2.67)%
2014	226	13.97	—	14.73	3,264	3.09	1.25	—	1.80	1.98	—	2.54
2013	251	13.70	—	14.37	3,534	2.10	1.25	—	1.80	14.55	—	15.18
2012	282	11.96	—	12.47	3,458	1.58	1.25	—	1.80	10.96	—	11.57
2011	326	10.78	—	11.18	3,589	1.66	1.25	—	1.80	(3.18)	—	(2.65)

	Federated Insurance Series - Federated Fund for U.S. Government Securities II
2015	454	14.65	—	16.57	7,324	2.76	1.25	—	1.80	(1.28)	—	(0.73)
2014	546	14.84	—	16.69	8,901	2.90	1.25	—	1.80	2.76	—	3.32
2013	621	14.44	—	16.16	9,848	3.52	1.25	—	1.80	(3.80)	—	(3.27)
2012	766	15.01	—	16.70	12,591	4.00	1.25	—	1.80	1.13	—	1.69
2011	914	14.85	—	16.42	14,739	4.16	1.25	—	1.80	3.90	—	4.47

	Federated Insurance Series - Federated High Income Bond Fund II
2015	339	19.20	—	20.27	7,107	5.86	1.25	—	1.80	(4.31)	—	(3.78)
2014	416	20.06	—	21.07	9,009	6.49	1.25	—	1.80	0.86	—	1.42
2013	525	19.89	—	20.77	11,248	7.11	1.25	—	1.80	5.08	—	5.66
2012	615	18.93	—	19.66	12,490	8.01	1.25	—	1.80	12.65	—	13.27
2011	669	16.80	—	17.36	11,919	8.82	1.25	—	1.80	3.30	—	3.86

	Federated Insurance Series - Federated Managed Volatility Fund II
2015	131	12.37	—	14.78	2,135	4.66	1.25	—	1.80	(9.21)	—	(8.71)
2014	153	13.62	—	16.18	2,721	3.55	1.25	—	1.80	2.06	—	2.62
2013	186	13.34	—	15.77	3,184	3.24	1.25	—	1.80	19.57	—	20.23
2012	274	11.16	—	13.12	3,683	2.69	1.25	—	1.80	11.52	—	12.14
2011	218	10.01	—	11.70	2,801	3.82	1.25	—	1.80	2.91	—	3.48

	Fidelity Variable Insurance Products Fund - VIP Asset Manager
2015	188	14.53	—	18.51	3,954	1.56	1.25	—	1.80	(1.64)	—	(1.10)
2014	205	14.77	—	18.72	4,388	1.45	1.25	—	1.80	3.94	—	4.52
2013	237	14.21	—	17.91	4,821	1.48	1.25	—	1.80	13.64	—	14.27
2012	290	12.51	—	15.67	4,999	1.46	1.25	—	1.80	10.47	—	11.08
2011	354	11.32	—	14.11	5,396	1.72	1.25	—	1.80	(4.30)	—	(3.77)

	Fidelity Variable Insurance Products Fund - VIP Contrafund
2015	1,126	19.92	—	29.92	31,018	0.98	1.25	—	1.80	(1.12)	—	(0.58)
2014	1,335	20.15	—	30.09	36,707	0.90	1.25	—	1.80	9.95	—	10.55
2013	1,568	18.33	—	27.22	39,007	1.03	1.25	—	1.80	28.95	—	29.66
2012	1,865	14.21	—	20.99	35,521	1.33	1.25	—	1.80	14.33	—	14.97
2011	2,112	12.43	—	18.26	35,372	0.92	1.25	—	1.80	(4.26)	—	(3.73)

	Fidelity Variable Insurance Products Fund - VIP Equity-Income
2015	554	17.02	—	20.39	14,339	3.07	1.25	—	1.80	(5.68)	—	(5.16)
2014	630	18.04	—	21.50	17,038	2.74	1.25	—	1.80	6.78	—	7.37
2013	723	16.90	—	20.02	18,031	2.42	1.25	—	1.80	25.86	—	26.56
2012	859	13.43	—	15.82	16,894	2.99	1.25	—	1.80	15.21	—	15.85
2011	1,058	11.65	—	13.66	17,686	2.29	1.25	—	1.80	(0.83)	—	(0.28)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity Variable Insurance Products Fund - VIP Government Money Market
2015	966	$10.04	—	11.79	$10,999	0.03%	1.25	—	1.80%	(1.76)	—	(1.21)%
2014	1,233	10.22	—	11.93	14,234	0.01	1.25	—	1.80	(1.77)	—	(1.23)
2013	1,453	10.40	—	12.08	17,044	0.03	1.25	—	1.80	(1.76)	—	(1.21)
2012	1,838	10.59	—	12.23	21,681	0.14	1.25	—	1.80	(1.66)	—	(1.11)
2011	2,196	10.76	—	12.37	26,380	0.11	1.25	—	1.80	(1.67)	—	(1.13)

	Fidelity Variable Insurance Products Fund - VIP Growth
2015	766	11.43	—	20.52	15,431	0.25	1.25	—	1.80	5.26	—	5.84
2014	869	10.86	—	19.39	16,344	0.18	1.25	—	1.80	9.31	—	9.92
2013	972	9.94	—	17.64	16,627	0.28	1.25	—	1.80	33.91	—	34.64
2012	1,133	7.42	—	13.10	14,263	0.59	1.25	—	1.80	12.64	—	13.26
2011	1,357	6.59	—	11.57	15,090	0.35	1.25	—	1.80	(1.58)	—	(1.04)

	Fidelity Variable Insurance Products Fund - VIP Index 500
2015	1,270	14.15	—	20.59	22,201	1.95	1.25	—	1.80	(0.47)	—	0.08
2014	1,427	14.22	—	20.57	25,018	1.54	1.25	—	1.80	11.54	—	12.16
2013	1,658	12.75	—	18.34	26,060	1.86	1.25	—	1.80	29.89	—	30.60
2012	1,855	9.81	—	14.05	22,325	2.03	1.25	—	1.80	13.84	—	14.47
2011	2,233	8.62	—	12.27	23,608	1.83	1.25	—	1.80	0.22	—	0.77

	Fidelity Variable Insurance Products Fund - VIP Overseas
2015	484	10.88	—	16.52	6,906	1.38	1.25	—	1.80	1.78	—	2.34
2014	548	10.69	—	16.15	7,597	1.34	1.25	—	1.80	(9.72)	—	(9.22)
2013	554	11.84	—	17.79	8,638	1.28	1.25	—	1.80	28.11	—	28.82
2012	688	9.24	—	13.81	8,293	1.93	1.25	—	1.80	18.58	—	19.24
2011	796	7.79	—	11.58	8,095	1.33	1.25	—	1.80	(18.64)	—	(18.19)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager (Service Class 2)
2015	111	13.90	—	15.60	1,693	1.28	1.35	—	2.30	(2.36)	—	(1.41)
2014	134	14.23	—	15.82	2,062	1.13	1.35	—	2.30	3.11	—	4.11
2013	178	13.60	—	15.19	2,637	1.25	1.35	—	2.45	12.51	—	13.78
2012	217	11.81	—	13.35	2,837	1.15	1.35	—	2.70	7.00	—	10.72
2011	290	11.04	—	12.06	3,432	1.58	1.35	—	2.45	(5.19)	—	(4.13)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2015	570	19.69	—	22.50	12,510	0.73	1.35	—	2.45	(2.04)	—	(0.94)
2014	737	20.44	—	22.72	16,363	0.66	1.35	—	2.30	9.09	—	10.15
2013	948	18.74	—	20.62	19,141	0.76	1.35	—	2.30	27.94	—	29.19
2012	1,252	14.12	—	15.96	19,602	1.06	1.35	—	2.70	9.39	—	14.57
2011	1,617	12.91	—	13.93	22,161	0.76	1.35	—	2.30	(5.02)	—	(4.09)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2015	650	13.99	—	16.34	10,147	2.80	1.35	—	2.45	(6.58)	—	(5.53)
2014	784	14.97	—	16.92	12,975	2.40	1.35	—	2.45	5.82	—	7.02
2013	1,004	14.15	—	15.81	15,578	2.14	1.35	—	2.45	24.70	—	26.10
2012	1,346	11.09	—	12.54	16,601	2.74	1.35	—	2.70	11.60	—	15.47
2011	1,667	9.94	—	10.86	17,869	2.20	1.35	—	2.45	(1.81)	—	(0.70)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2015	1,331	$8.92	—	10.01	$12,996	0.01%	1.35	—	2.30%	(2.29)	—	(1.34)%
2014	1,699	9.13	—	10.15	16,838	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2013	2,259	9.35	—	10.29	22,747	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2012	2,771	9.22	—	10.43	28,325	0.01	1.35	—	2.70	(5.80)	—	(1.34)
2011	3,242	9.79	—	10.57	33,708	0.01	1.35	—	2.30	(2.28)	—	(1.34)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2015	289	16.53	—	23.97	5,806	0.03	1.35	—	2.30	4.45	—	5.46
2014	365	15.82	—	17.58	6,923	—	1.35	—	2.30	8.46	—	9.51
2013	420	14.59	—	16.06	7,288	0.04	1.35	—	2.30	32.87	—	34.17
2012	549	10.58	—	11.97	7,143	0.32	1.35	—	2.70	7.75	—	12.85
2011	788	9.82	—	10.60	9,144	0.12	1.35	—	2.30	(2.33)	—	(1.38)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2015	848	16.82	—	18.88	15,595	1.71	1.35	—	2.30	(1.24)	—	(0.28)
2014	1,036	17.04	—	18.93	19,143	1.32	1.35	—	2.30	10.68	—	11.76
2013	1,316	15.39	—	16.94	21,811	1.55	1.35	—	2.30	28.88	—	30.13
2012	1,744	11.51	—	13.02	22,285	1.78	1.35	—	2.70	8.91	—	14.07
2011	2,156	10.57	—	11.41	24,207	1.67	1.35	—	2.30	(0.55)	—	0.41

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2015	881	12.03	—	15.50	11,976	2.22	1.35	—	2.30	(3.13)	—	(2.19)
2014	1,068	12.42	—	13.80	14,832	1.75	1.35	—	2.30	3.19	—	4.19
2013	1,411	12.04	—	13.25	18,820	1.75	1.35	—	2.30	(4.32)	—	(3.39)
2012	2,113	12.13	—	13.71	29,135	2.02	1.35	—	2.70	(0.53)	—	4.17
2011	2,526	12.19	—	13.16	33,713	2.87	1.35	—	2.30	4.58	—	5.59

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2015	692	13.45	—	15.98	10,264	1.05	1.35	—	2.30	0.92	—	1.90
2014	906	13.33	—	14.81	13,199	0.99	1.35	—	2.30	(10.41)	—	(9.53)
2013	1,066	14.65	—	16.37	17,189	1.01	1.35	—	2.45	26.98	—	28.41
2012	1,370	11.28	—	12.75	17,246	1.64	1.35	—	2.70	14.77	—	18.75
2011	1,728	9.83	—	10.74	18,393	1.16	1.35	—	2.45	(19.36)	—	(18.45)

	Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value (fund launched on May 1, 2015)
2015	224	8.68	—	8.74	1,952	0.85	1.35	—	2.30	(13.18)	—	(12.62)

	Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2015	27	25.47	—	26.31	692	0.28	1.40	—	1.60	(3.68)	—	(3.49)
2014	31	26.44	—	27.26	850	0.72	1.40	—	1.60	5.23	—	5.44
2013	35	25.13	—	25.85	907	0.84	1.40	—	1.60	33.47	—	33.74
2012	55	18.83	—	19.33	1,044	1.10	1.40	—	1.60	11.04	—	11.26
2011	69	16.96	—	17.37	1,179	0.85	1.40	—	1.60	(0.92)	—	(0.72)

	Goldman Sachs Variable Insurance Trust - VIT Strategic International Equity
2015	52	11.07	—	11.44	593	1.69	1.40	—	1.60	(0.55)	—	(0.35)
2014	58	11.13	—	11.48	655	3.40	1.40	—	1.60	(9.01)	—	(8.83)
2013	70	12.24	—	12.59	874	1.70	1.40	—	1.60	22.23	—	22.48
2012	89	10.01	—	10.28	905	2.03	1.40	—	1.60	19.31	—	19.55
2011	116	8.39	—	8.60	991	3.22	1.40	—	1.60	(16.40)	—	(16.23)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco Investment Services - Invesco V.I. American Franchise (fund launched on April 27, 2012)
2015	21	$12.75	—	13.60	$281	—%	1.35	—	2.05%	2.85	—	3.59%
2014	23	12.39	—	13.13	293	0.03	1.35	—	2.05	6.22	—	6.98
2013	34	11.67	—	12.28	413	0.43	1.35	—	2.05	37.27	—	38.25
2012	39	8.45	—	8.88	340	—	1.35	—	2.15	(3.92)	—	(3.39)

	Invesco Investment Services - Invesco V.I. American Value
2015	457	20.53	—	22.87	10,709	0.31	1.25	—	2.15	(11.08)	—	(10.26)
2014	528	23.09	—	25.48	13,873	0.45	1.25	—	2.15	7.39	—	8.39
2013	626	21.50	—	23.51	15,239	0.67	1.25	—	2.15	31.38	—	32.60
2012	762	16.37	—	17.73	14,063	0.70	1.25	—	2.15	14.78	—	15.85
2011	1,019	14.26	—	15.31	16,350	0.67	1.25	—	2.15	(1.24)	—	(0.33)

	Invesco Investment Services - Invesco V.I. High Yield (fund launched on April 29, 2011)
2015	61	15.66	—	17.61	986	5.08	1.35	—	2.15	(5.25)	—	(4.47)
2014	81	16.53	—	18.43	1,369	4.41	1.35	—	2.15	(0.46)	—	0.35
2013	91	16.61	—	18.37	1,550	4.46	1.35	—	2.15	4.71	—	5.56
2012	131	15.86	—	17.40	2,115	4.97	1.35	—	2.15	14.65	—	15.59
2011	164	13.83	—	15.05	2,292	—	1.35	—	2.15	(5.03)	—	(4.51)

	Invesco Investment Services - Invesco V.I. Value Opportunities
2015	299	11.64	—	12.81	3,696	2.59	1.25	—	2.05	(12.24)	—	(11.52)
2014	354	13.26	—	14.48	4,963	1.30	1.25	—	2.05	4.43	—	5.29
2013	457	12.70	—	13.75	6,095	1.41	1.25	—	2.05	31.02	—	32.09
2012	575	9.61	—	10.41	5,826	1.46	1.25	—	2.15	14.27	—	16.24
2011	751	8.41	—	8.95	6,579	0.83	1.25	—	2.05	(5.03)	—	(4.25)

	Invesco Investment Services (Series II) - Invesco V.I. American Franchise II (fund launched on April 27, 2012)
2015	42	13.26	—	14.88	614	—	1.35	—	2.30	2.34	—	3.34
2014	62	12.96	—	14.40	874	—	1.35	—	2.30	5.68	—	6.71
2013	82	12.26	—	13.49	1,084	0.23	1.35	—	2.30	36.58	—	37.91
2012	113	8.65	—	9.78	1,084	—	1.35	—	2.70	(4.47)	—	(3.57)

	Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2015	163	13.54	—	14.87	2,388	0.87	1.35	—	2.30	(8.17)	—	(7.27)
2014	195	14.74	—	16.04	3,072	0.64	1.35	—	2.30	5.37	—	6.39
2013	268	13.99	—	15.07	3,981	1.20	1.35	—	2.30	25.97	—	27.20
2012	335	10.81	—	11.85	3,923	0.87	1.35	—	2.70	7.99	—	12.08
2011	391	10.01	—	10.57	4,087	0.76	1.35	—	2.30	(2.58)	—	(1.64)

	Invesco Investment Services (Series II) - Invesco V.I. Government Securities II (fund launched on April 29, 2011)
2015	233	10.71	—	11.94	2,708	1.87	1.35	—	2.25	(2.19)	—	(1.29)
2014	285	10.95	—	12.10	3,364	2.76	1.35	—	2.25	1.54	—	2.48
2013	330	10.78	—	11.80	3,808	3.14	1.35	—	2.25	(5.04)	—	(4.17)
2012	459	10.89	—	12.32	5,552	2.84	1.35	—	2.70	(4.11)	—	0.84
2011	542	11.36	—	12.21	6,512	—	1.35	—	2.25	5.01	—	5.66

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2015	834	$16.65	—	19.79	$15,477	2.49%	1.25	—	2.30%	(5.54)	—	(4.51)%
2014	1,012	17.62	—	20.72	19,710	1.42	1.25	—	2.30	7.44	—	8.60
2013	1,303	16.40	—	19.08	23,447	1.25	1.25	—	2.30	30.69	—	32.11
2012	1,745	12.10	—	14.44	23,808	1.26	1.25	—	2.70	7.70	—	12.92
2011	2,243	11.23	—	12.79	27,211	0.98	1.25	—	2.30	(4.51)	—	(3.47)

	Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2015	245	15.31	—	17.19	4,113	0.10	1.35	—	2.30	(6.48)	—	(5.57)
2014	312	16.38	—	18.20	5,550	—	1.35	—	2.30	1.77	—	2.76
2013	402	16.09	—	17.71	6,978	0.49	1.35	—	2.30	25.51	—	26.73
2012	555	12.36	—	13.97	7,606	—	1.35	—	2.70	4.19	—	9.12
2011	727	11.86	—	12.81	9,152	0.09	1.35	—	2.30	(8.65)	—	(7.76)

	Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2015	176	19.06	—	21.21	3,613	—	1.25	—	2.10	(1.08)	—	(0.21)
2014	216	19.27	—	21.26	4,439	—	1.25	—	2.10	5.43	—	6.35
2013	270	18.28	—	19.99	5,224	0.21	1.25	—	2.10	33.74	—	34.91
2012	325	12.94	—	14.82	4,686	—	1.25	—	2.70	3.45	—	10.24
2011	442	12.51	—	13.44	5,792	—	1.25	—	2.10	(11.26)	—	(10.48)

	Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2015	162	10.89	—	12.22	1,937	2.15	1.35	—	2.30	(12.71)	—	(11.86)
2014	211	12.47	—	13.86	2,866	1.14	1.35	—	2.30	3.94	—	4.95
2013	293	12.00	—	13.21	3,792	1.13	1.35	—	2.30	30.21	—	31.47
2012	434	8.89	—	10.05	4,275	1.18	1.35	—	2.70	10.82	—	16.06
2011	588	8.02	—	8.66	5,009	0.61	1.35	—	2.30	(5.61)	—	(4.70)

	J.P. Morgan Series Trust II - JPMorgan IT Small Cap Core Portfolio
2015	39	23.98	—	24.77	938	0.15	1.40	—	1.60	(6.79)	—	(6.60)
2014	44	25.73	—	26.52	1,136	0.14	1.40	—	1.60	7.86	—	8.07
2013	50	23.86	—	24.54	1,205	0.56	1.40	—	1.60	40.04	—	40.32
2012	56	17.04	—	17.49	960	0.23	1.40	—	1.60	17.82	—	18.06
2011	78	14.46	—	14.82	1,149	0.14	1.40	—	1.60	(6.28)	—	(6.09)

	Janus Aspen Series - Balanced
2015	729	18.62	—	29.70	21,688	1.61	1.25	—	1.80	(1.17)	—	(0.63)
2014	798	18.85	—	29.88	23,894	1.72	1.25	—	1.80	6.57	—	7.16
2013	931	17.68	—	27.89	25,657	1.56	1.25	—	1.80	18.01	—	18.66
2012	1,082	14.98	—	23.50	24,781	2.86	1.25	—	1.80	11.59	—	12.21
2011	1,276	13.43	—	20.94	25,615	2.34	1.25	—	1.80	(0.17)	—	0.38

	Janus Aspen Series - Enterprise
2015	519	10.34	—	31.06	13,860	0.65	1.25	—	1.80	2.17	—	2.74
2014	552	10.12	—	30.23	14,650	0.15	1.25	—	1.80	10.52	—	11.12
2013	629	9.16	—	27.20	14,797	0.50	1.25	—	1.80	30.02	—	30.73
2012	729	7.04	—	20.81	12,925	—	1.25	—	1.80	15.19	—	15.83
2011	878	6.12	—	17.96	13,562	—	1.25	—	1.80	(3.18)	—	(2.64)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Aspen Series - Flexible Bond
2015	367	$18.73	—	21.10	$7,691	2.31%	1.25	—	1.80%	(1.56)	—	(1.02)%
2014	414	19.02	—	21.32	8,777	3.36	1.25	—	1.80	3.06	—	3.63
2013	490	18.46	—	20.57	10,023	2.34	1.25	—	1.80	(1.92)	—	(1.38)
2012	591	18.82	—	20.86	12,269	3.54	1.25	—	1.80	6.40	—	6.99
2011	693	17.69	—	19.50	13,373	3.56	1.25	—	1.80	4.85	—	5.42

	Janus Aspen Series - Forty Portfolio
2015	88	25.00	—	26.84	2,317	—	1.35	—	1.95	10.03	—	10.71
2014	94	22.72	—	24.24	2,243	0.15	1.35	—	1.95	6.61	—	7.26
2013	115	21.31	—	22.60	2,567	0.72	1.35	—	1.95	29.46	—	29.81
2012	148	16.27	—	17.46	2,539	0.71	1.35	—	2.15	20.54	—	22.48
2011	186	13.50	—	14.25	2,615	0.37	1.35	—	2.05	(8.60)	—	(7.95)

	Janus Aspen Series - Global Research
2015	561	7.93	—	15.21	9,913	0.67	1.25	—	1.80	(4.03)	—	(3.50)
2014	631	8.27	—	15.76	11,437	1.06	1.25	—	1.80	5.53	—	6.11
2013	715	7.83	—	14.85	12,210	1.20	1.25	—	1.80	26.14	—	26.83
2012	801	6.21	—	11.71	10,765	0.85	1.25	—	1.80	17.93	—	18.59
2011	948	5.27	—	9.87	10,679	0.57	1.25	—	1.80	(15.28)	—	(14.81)

	Janus Aspen Series - Janus Portfolio
2015	492	10.61	—	19.69	11,059	0.64	1.25	—	1.80	3.47	—	4.04
2014	521	10.25	—	18.93	11,507	0.35	1.25	—	1.80	10.98	—	11.59
2013	598	9.24	—	16.96	11,860	0.77	1.25	—	1.80	28.01	—	28.72
2012	697	7.22	—	13.18	10,612	0.57	1.25	—	1.80	16.47	—	17.11
2011	903	6.20	—	11.25	11,442	0.57	1.25	—	1.80	(6.99)	—	(6.48)

	Janus Aspen Series (Service Shares) - Balanced (Service Shares)
2015	227	18.23	—	20.45	4,524	1.36	1.35	—	2.30	(1.90)	—	(0.95)
2014	267	18.58	—	20.65	5,389	1.47	1.35	—	2.30	5.75	—	6.78
2013	325	17.57	—	19.34	6,164	1.36	1.35	—	2.30	17.05	—	18.19
2012	421	14.47	—	16.36	6,759	2.49	1.35	—	2.70	6.79	—	11.84
2011	562	13.55	—	14.63	8,085	2.18	1.35	—	2.30	(0.97)	—	(0.01)

	Janus Aspen Series (Service Shares) - Forty Portfolio (Service Shares)
2015	98	23.47	—	26.33	2,512	—	1.35	—	2.30	9.36	—	10.43
2014	120	21.46	—	23.85	2,778	0.03	1.35	—	2.30	5.97	—	7.00
2013	172	20.25	—	22.29	3,733	0.60	1.35	—	2.30	27.88	—	29.12
2012	256	15.27	—	17.26	4,330	0.57	1.35	—	2.70	16.66	—	22.18
2011	326	13.09	—	14.13	4,524	0.25	1.35	—	2.30	(9.08)	—	(8.20)

	Janus Aspen Series (Service Shares) - Global Research (Service Shares)
2015	44	11.36	—	12.59	569	0.54	1.35	—	2.05	(4.53)	—	(3.85)
2014	48	11.90	—	13.09	649	0.92	1.35	—	2.05	4.98	—	5.73
2013	58	11.34	—	12.38	751	1.02	1.35	—	2.05	25.45	—	26.35
2012	75	8.93	—	9.80	766	0.72	1.35	—	2.15	16.04	—	18.24
2011	103	7.70	—	8.29	890	0.46	1.35	—	2.05	(15.75)	—	(15.15)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Aspen Series (Service Shares) - Overseas (Service Shares)
2015	244	$9.00	—	10.78	$2,510	0.51%	1.25	—	2.30%	(10.90)	—	(9.94)%
2014	304	10.10	—	11.97	3,475	3.06	1.25	—	2.30	(14.12)	—	(13.19)
2013	370	11.76	—	13.79	4,866	2.95	1.25	—	2.30	11.65	—	12.86
2012	488	10.16	—	12.22	5,693	0.59	1.25	—	2.70	6.60	—	11.77
2011	844	9.53	—	10.94	8,826	0.35	1.25	—	2.30	(33.89)	—	(33.18)

	Janus Aspen Series (Service Shares) - Perkins Mid Cap Value Portfolio (Service Shares)
2015	263	18.37	—	20.62	5,284	1.07	1.35	—	2.30	(5.91)	—	(4.99)
2014	411	19.53	—	21.70	8,706	1.20	1.35	—	2.30	5.95	—	6.98
2013	525	18.43	—	20.29	10,402	1.10	1.35	—	2.30	22.92	—	24.11
2012	686	14.46	—	16.34	10,989	0.81	1.35	—	2.70	4.35	—	9.29
2011	930	13.85	—	14.95	13,665	0.58	1.35	—	2.30	(5.21)	—	(4.29)

	Lazard Retirement Series, Inc. - Emerging Markets Equity
2015	51	28.60	—	31.68	1,459	1.06	1.35	—	2.05	(21.70)	—	(21.14)
2014	60	36.52	—	40.17	2,151	1.41	1.35	—	2.05	(6.59)	—	(5.92)
2013	86	39.10	—	42.70	3,330	1.23	1.35	—	2.05	(3.27)	—	(2.58)
2012	107	39.95	—	43.83	4,241	1.49	1.35	—	2.15	18.16	—	20.40
2011	136	33.81	—	36.40	4,493	1.62	1.35	—	2.05	(19.68)	—	(19.11)

	Lazard Retirement Series, Inc. - International Equity
2015	28	12.77	—	13.19	361	1.60	1.40	—	1.60	0.13	—	0.33
2014	32	12.76	—	13.15	414	1.37	1.40	—	1.60	(5.73)	—	(5.54)
2013	44	13.53	—	13.92	606	1.10	1.40	—	1.60	18.85	—	19.08
2012	64	11.38	—	11.69	734	1.59	1.40	—	1.60	19.18	—	19.42
2011	75	9.55	—	9.79	724	1.90	1.40	—	1.60	(8.74)	—	(8.56)

	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2015	366	17.29	—	19.26	6,450	1.32	1.25	—	2.15	(4.96)	—	(4.07)
2014	489	13.05	—	20.07	8,826	2.00	1.25	—	2.30	9.14	—	10.32
2013	388	11.96	—	18.20	6,426	1.50	1.25	—	2.30	29.53	—	30.73
2012	511	9.04	—	13.92	6,511	2.36	1.25	—	2.70	11.20	—	15.05
2011	531	8.13	—	12.10	5,830	2.08	1.25	—	2.30	2.54	—	3.65

	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio II
2015	434	13.68	—	15.35	6,504	5.19	1.35	—	2.30	(8.24)	—	(7.35)
2014	548	14.91	—	16.57	8,882	5.86	1.35	—	2.30	(3.77)	—	(2.84)
2013	689	15.49	—	17.05	11,516	5.01	1.35	—	2.30	3.62	—	4.63
2012	882	14.42	—	16.30	14,115	6.36	1.35	—	2.70	11.21	—	16.48
2011	1,105	12.96	—	13.99	15,214	7.07	1.35	—	2.30	(1.05)	—	(0.09)

	MFS Variable Insurance Trust - MFS Growth
2015	171	10.74	—	23.28	2,885	0.15	1.25	—	1.80	5.64	—	6.22
2014	166	10.16	—	21.92	2,744	0.10	1.25	—	1.80	7.00	—	7.59
2013	197	9.50	—	20.37	3,062	0.23	1.25	—	1.80	34.41	—	35.15
2012	250	7.07	—	15.07	2,791	—	1.25	—	1.80	15.29	—	15.92
2011	311	6.13	—	13.00	3,075	0.20	1.25	—	1.80	(2.10)	—	(1.56)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS Variable Insurance Trust - MFS Investors Trust
2015	83	$14.67	—	18.83	$1,398	0.89%	1.25	—	1.80%	(1.57)	—	(1.03)%
2014	101	14.91	—	19.03	1,705	0.86	1.25	—	1.80	9.03	—	9.63
2013	113	13.67	—	17.36	1,758	1.05	1.25	—	1.80	29.70	—	30.41
2012	151	10.54	—	13.31	1,792	0.89	1.25	—	1.80	17.05	—	17.70
2011	176	9.01	—	11.31	1,786	0.94	1.25	—	1.80	(3.92)	—	(3.39)

	MFS Variable Insurance Trust - MFS New Discovery
2015	236	14.62	—	33.32	4,789	—	1.25	—	1.80	(3.64)	—	(3.10)
2014	269	15.17	—	34.39	5,613	—	1.25	—	1.80	(8.91)	—	(8.41)
2013	345	16.65	—	37.55	7,647	—	1.25	—	1.80	39.00	—	39.76
2012	356	11.98	—	26.87	5,770	—	1.25	—	1.80	19.06	—	19.72
2011	464	10.06	—	22.44	6,190	—	1.25	—	1.80	(11.87)	—	(11.38)

	MFS Variable Insurance Trust - MFS Research
2015	98	13.00	—	20.30	1,678	0.81	1.25	—	1.80	(0.99)	—	(0.45)
2014	78	13.13	—	20.39	1,389	0.85	1.25	—	1.80	8.24	—	8.83
2013	135	12.13	—	18.73	2,174	0.30	1.25	—	1.80	29.93	—	30.64
2012	267	9.34	—	14.34	2,974	0.91	1.25	—	1.80	15.18	—	15.81
2011	147	8.11	—	12.38	1,624	0.87	1.25	—	1.80	(2.22)	—	(1.68)

	MFS Variable Insurance Trust - MFS Total Return
2015	409	18.58	—	22.29	8,295	2.56	1.25	—	1.80	(2.15)	—	(1.61)
2014	496	18.99	—	22.65	10,290	1.94	1.25	—	1.80	6.56	—	7.15
2013	603	17.82	—	21.14	11,779	1.76	1.25	—	1.80	16.92	—	17.57
2012	704	15.24	—	17.98	11,736	2.76	1.25	—	1.80	9.27	—	9.87
2011	810	13.95	—	16.37	12,317	2.55	1.25	—	1.80	(0.04)	—	0.51

	MFS Variable Insurance Trust (Service Class) - MFS High Yield (Service Class) (fund launched on August 16, 2013)
2015	175	13.67	—	15.33	2,610	6.55	1.35	—	2.30	(6.62)	—	(5.71)
2014	224	14.63	—	16.26	3,548	4.87	1.35	—	2.30	0.18	—	1.15
2013	289	14.61	—	16.08	4,544	2.49	1.35	—	2.30	2.94	—	3.32

	MFS Variable Insurance Trust (Service Class) - MFS Investors Growth Stock (Service Class)
2015	—	17.11	—	19.06	—	1.00	1.35	—	2.30	0.70	—	0.93
2014	312	16.99	—	18.88	5,764	0.27	1.35	—	2.30	8.56	—	9.61
2013	423	15.65	—	17.23	7,135	0.43	1.35	—	2.30	27.06	—	28.30
2012	579	11.88	—	13.43	7,630	0.22	1.35	—	2.70	9.90	—	15.10
2011	741	10.81	—	11.67	8,518	0.25	1.35	—	2.30	(1.93)	—	(0.98)

	MFS Variable Insurance Trust (Service Class) - MFS Investors Growth Stock Portfolio (Service Class) (fund launched on March 27, 2015)
2015	236	16.54	—	18.56	4,280	0.51	1.35	—	2.30	(3.36)	—	(2.65)

	MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2015	47	17.97	—	19.56	903	0.65	1.35	—	2.05	(2.10)	—	(1.40)
2014	59	18.35	—	19.84	1,147	0.73	1.35	—	2.05	8.44	—	9.22
2013	77	16.75	—	18.16	1,364	1.05	1.35	—	2.15	28.91	—	29.96
2012	113	12.36	—	13.98	1,551	0.76	1.35	—	2.70	10.58	—	17.22
2011	140	11.18	—	11.92	1,634	0.78	1.35	—	2.15	(4.51)	—	(3.73)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2015	152	$16.53	—	19.24	$2,868	—%	1.35	—	2.15%	(4.25)	—	(3.47)%
2014	180	17.26	—	19.94	3,527	—	1.35	—	2.15	(9.48)	—	(8.74)
2013	242	19.85	—	21.10	5,195	—	1.35	—	2.30	37.97	—	39.31
2012	295	13.87	—	15.68	4,538	—	1.35	—	2.70	13.87	—	19.26
2011	407	12.18	—	12.70	5,270	—	1.35	—	2.30	(12.55)	—	(11.70)

	MFS Variable Insurance Trust (Service Class) - MFS Total Return (Service Class)
2015	262	13.96	—	15.96	4,072	2.28	1.35	—	2.45	(3.02)	—	(1.92)
2014	344	14.40	—	16.27	5,446	1.51	1.35	—	2.45	5.58	—	6.78
2013	509	13.63	—	15.24	7,585	1.60	1.35	—	2.45	15.83	—	17.14
2012	625	11.50	—	13.01	7,961	2.53	1.35	—	2.70	5.76	—	9.43
2011	826	10.88	—	11.89	9,649	2.44	1.35	—	2.45	(0.90)	—	0.22

	MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2015	57	22.69	—	25.51	1,663	4.17	1.35	—	2.15	(16.59)	—	(15.91)
2014	70	27.21	—	30.34	2,405	2.00	1.35	—	2.15	10.05	—	10.95
2013	90	24.72	—	27.34	2,779	2.19	1.35	—	2.15	17.63	—	18.59
2012	116	21.02	—	23.06	2,987	6.21	1.35	—	2.15	10.77	—	11.68
2011	174	18.97	—	20.65	4,007	3.00	1.35	—	2.15	4.22	—	5.07

	MFS Variable Insurance Trust (Service Class) - MFS Value (Service Class)
2015	83	19.09	—	20.77	1,694	2.01	1.35	—	2.05	(2.96)	—	(2.27)
2014	107	19.67	—	21.26	2,234	1.30	1.35	—	2.05	7.94	—	8.71
2013	147	17.95	—	19.55	2,813	1.02	1.35	—	2.20	33.77	—	33.83
2012	200	12.93	—	14.62	2,864	1.31	1.35	—	2.70	8.27	—	14.31
2011	318	11.94	—	12.79	4,006	1.26	1.35	—	2.20	(2.65)	—	(1.81)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2015	79	15.30	—	16.97	1,309	—	1.35	—	2.30	3.90	—	4.91
2014	102	14.73	—	16.17	1,620	—	1.35	—	2.30	3.10	—	4.10
2013	149	14.29	—	15.54	2,272	—	1.35	—	2.30	32.51	—	33.79
2012	173	10.45	—	11.61	1,978	—	1.35	—	2.70	9.97	—	14.59
2011	207	9.50	—	10.13	2,069	—	1.35	—	2.30	(1.48)	—	(0.52)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2015	230	17.75	—	19.92	4,461	1.06	1.35	—	2.30	1.29	—	2.27
2014	290	17.53	—	19.48	5,513	0.88	1.35	—	2.30	(0.29)	—	0.68
2013	387	17.58	—	19.35	7,326	1.19	1.35	—	2.30	24.07	—	25.28
2012	517	13.66	—	15.44	7,815	1.88	1.35	—	2.70	13.92	—	19.31
2011	668	11.99	—	12.94	8,485	1.13	1.35	—	2.30	(10.63)	—	(9.76)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2015	713	19.06	—	25.16	16,059	0.64	1.25	—	2.30	(8.25)	—	(7.26)
2014	898	20.78	—	27.13	21,797	0.63	1.25	—	2.30	9.09	—	10.27
2013	1,147	19.05	—	24.60	25,326	0.72	1.25	—	2.30	37.39	—	38.88
2012	1,417	13.37	—	17.71	22,501	0.33	1.25	—	2.70	10.83	—	16.21
2011	1,835	12.06	—	15.24	25,052	0.42	1.25	—	2.30	(4.62)	—	(3.59)

	Panorama Series Fund, Inc. (Service Shares ("SS")) - Oppenheimer International Growth (SS)
2015	65	17.76	—	19.97	1,297	0.93	1.35	—	2.15	0.89	—	1.71
2014	73	17.60	—	19.63	1,440	0.94	1.35	—	2.15	(9.15)	—	(8.41)
2013	86	19.38	—	21.43	1,832	1.14	1.35	—	2.15	23.01	—	24.02
2012	97	15.75	—	17.28	1,669	1.14	1.35	—	2.15	19.06	—	20.04
2011	133	13.23	—	14.40	1,920	0.79	1.35	—	2.15	(9.59)	—	(8.86)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2015	524	$14.41	—	17.53	$8,666	2.81%	1.25	—	2.30%	(2.01)	—	(0.95)%
2014	678	14.70	—	17.70	11,325	1.80	1.25	—	2.30	8.60	—	9.78
2013	890	13.54	—	16.12	13,530	1.87	1.25	—	2.30	(1.81)	—	(0.75)
2012	1,123	13.29	—	16.24	17,236	2.23	1.25	—	2.70	4.41	—	9.47
2011	1,358	12.73	—	14.84	19,144	2.10	1.25	—	2.30	4.32	—	5.44

	PIMCO Variable Insurance Trust - Money Market
2015	1,215	8.84	—	9.93	12,015	0.01	1.35	—	2.30	(2.28)	—	(1.33)
2014	1,456	9.05	—	10.06	14,626	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2013	2,275	9.26	—	10.17	23,018	0.06	1.35	—	2.30	(2.24)	—	(1.29)
2012	2,425	9.14	—	10.33	25,101	0.06	1.35	—	2.70	(5.75)	—	(1.29)
2011	3,351	9.69	—	10.44	35,314	0.06	1.35	—	2.30	(2.24)	—	(1.29)

	PIMCO Variable Insurance Trust - PIMCO VIT Real Return
2015	663	12.18	—	14.52	8,834	3.67	1.35	—	2.30	(4.94)	—	(4.02)
2014	842	12.81	—	14.23	11,718	1.43	1.35	—	2.30	0.72	—	1.70
2013	1,109	12.72	—	14.00	15,204	1.43	1.35	—	2.30	(11.31)	—	(10.44)
2012	1,540	13.82	—	15.63	23,671	1.11	1.35	—	2.70	2.44	—	7.28
2011	1,822	13.49	—	14.57	26,195	2.12	1.35	—	2.30	9.11	—	10.17

	PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2015	1,983	13.76	—	17.24	32,566	4.74	1.25	—	2.30	(1.86)	—	(0.80)
2014	2,457	14.03	—	17.38	40,789	2.14	1.25	—	2.30	1.88	—	2.98
2013	3,236	13.56	—	16.88	52,117	2.18	1.25	—	2.45	(4.36)	—	(3.18)
2012	4,491	13.86	—	17.43	74,608	2.58	1.25	—	2.70	4.48	—	8.23
2011	5,616	13.26	—	16.11	86,701	2.60	1.25	—	2.45	1.08	—	2.33

	Putnam Variable Trust - VT High Yield
2015	80	18.60	—	20.60	1,596	7.26	1.35	—	2.05	(7.29)	—	(6.63)
2014	91	20.06	—	22.07	1,950	6.97	1.35	—	2.05	(0.52)	—	0.19
2013	128	20.17	—	22.03	2,753	6.96	1.35	—	2.05	5.64	—	6.40
2012	144	18.87	—	20.70	2,904	7.98	1.35	—	2.15	12.31	—	14.44
2011	191	16.80	—	18.09	3,379	9.15	1.35	—	2.05	(0.33)	—	0.38

	Putnam Variable Trust - VT International Value
2015	104	13.26	—	14.98	1,499	1.37	1.25	—	1.95	(3.91)	—	(3.22)
2014	126	13.80	—	15.48	1,881	1.48	1.25	—	1.95	(11.25)	—	(10.61)
2013	169	15.55	—	17.32	2,810	2.55	1.25	—	1.95	20.69	—	21.23
2012	199	12.68	—	14.35	2,745	3.15	1.25	—	2.15	17.83	—	20.19
2011	238	10.76	—	11.94	2,744	2.80	1.25	—	2.05	(15.55)	—	(14.85)

	Rydex Variable Trust - Guggenheim VIF Long Short Equity
2015	68	12.66	—	18.25	986	—	1.35	—	2.30	(1.07)	—	(0.11)
2014	86	12.79	—	14.22	1,235	—	1.35	—	2.30	0.43	—	1.41
2013	133	12.74	—	14.02	1,895	—	1.35	—	2.30	14.76	—	15.87
2012	170	10.70	—	12.10	2,068	—	1.35	—	2.70	(1.64)	—	3.02
2011	206	10.88	—	11.74	2,432	—	1.35	—	2.30	(8.71)	—	(7.82)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Rydex Variable Trust - Rydex VIF NASDAQ-100
2015	62	$19.43	—	21.21	$894	—%	1.35	—	1.95%	6.13	—	6.78%
2014	80	18.31	—	19.86	1,061	—	1.35	—	1.95	15.16	—	15.86
2013	75	15.90	—	17.14	900	—	1.35	—	1.95	32.00	—	32.80
2012	116	11.77	—	12.91	999	—	1.35	—	2.15	11.86	—	15.19
2011	121	10.52	—	11.21	954	—	1.35	—	1.95	0.18	—	0.79

	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income
2015	411	19.88	—	23.11	8,728	1.74	1.25	—	1.80	(8.52)	—	(8.01)
2014	510	21.73	—	25.13	11,806	1.71	1.25	—	1.80	5.46	—	6.04
2013	593	20.61	—	23.69	13,016	1.54	1.25	—	1.80	27.41	—	28.11
2012	694	16.17	—	18.50	11,973	2.18	1.25	—	1.80	15.05	—	15.69
2011	833	14.06	—	15.99	12,440	1.72	1.25	—	1.80	(2.48)	—	(1.94)

	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth
2015	268	29.38	—	47.30	9,631	—	1.25	—	1.80	4.66	—	5.24
2014	315	28.07	—	44.94	10,753	—	1.25	—	1.80	11.10	—	11.71
2013	366	25.26	—	40.23	11,239	—	1.25	—	1.80	34.26	—	35.00
2012	432	18.82	—	29.80	9,840	—	1.25	—	1.80	11.86	—	12.48
2011	520	16.82	—	26.50	10,604	—	1.25	—	1.80	(3.03)	—	(2.50)

	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth
2015	148	16.85	—	22.46	2,978	—	1.25	—	1.80	6.66	—	7.25
2014	161	15.80	—	20.95	3,024	—	1.25	—	1.80	7.38	—	7.98
2013	171	14.71	—	19.40	2,989	—	1.25	—	1.80	35.55	—	36.30
2012	221	10.85	—	14.23	2,811	0.49	1.25	—	1.80	11.10	—	11.71
2011	245	9.77	—	12.74	2,767	0.21	1.25	—	1.80	(2.83)	—	(2.30)

	T. Rowe Price Equity Series, Inc. II - T. Rowe Price Blue Chip Growth II
2015	460	19.66	—	22.47	10,078	—	1.35	—	2.45	8.08	—	9.30
2014	645	18.50	—	20.56	12,944	—	1.35	—	2.30	6.34	—	7.37
2013	952	17.40	—	19.15	17,863	—	1.35	—	2.30	37.61	—	38.95
2012	1,283	12.19	—	13.78	17,375	—	1.35	—	2.70	11.05	—	16.31
2011	1,449	10.97	—	11.85	16,894	—	1.35	—	2.30	(0.96)	—	—

	T. Rowe Price Equity Series, Inc. II - T. Rowe Price Equity Income II
2015	784	14.74	—	16.55	12,654	1.50	1.35	—	2.30	(9.24)	—	(8.36)
2014	971	16.25	—	18.05	17,127	1.46	1.35	—	2.30	4.64	—	5.66
2013	1,314	15.53	—	17.09	21,985	1.31	1.35	—	2.30	26.43	—	27.66
2012	1,756	11.84	—	13.39	23,056	1.94	1.35	—	2.70	10.13	—	15.34
2011	2,312	10.75	—	11.61	26,382	1.48	1.35	—	2.30	(3.29)	—	(2.35)

	T. Rowe Price International Series, Inc. - T. Rowe Price International Stock
2015	230	9.92	—	14.51	2,751	0.94	1.25	—	1.80	(2.67)	—	(2.13)
2014	264	10.19	—	14.83	3,203	0.96	1.25	—	1.80	(3.00)	—	(2.47)
2013	328	10.50	—	15.20	4,127	0.88	1.25	—	1.80	12.02	—	12.64
2012	317	9.38	—	13.50	3,562	1.19	1.25	—	1.80	16.32	—	16.96
2011	392	8.06	—	11.54	3,735	1.32	1.25	—	1.80	(14.39)	—	(13.92)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2015	289	$25.18	—	27.69	$7,844	—%	1.35	—	2.15%	9.83	—	10.72%
2014	335	22.93	—	25.01	8,228	—	1.35	—	2.15	4.07	—	4.92
2013	401	22.03	—	23.84	9,403	0.44	1.35	—	2.15	44.89	—	46.08
2012	491	15.20	—	16.32	7,905	—	1.35	—	2.15	11.91	—	12.83
2011	650	13.59	—	14.46	9,291	0.12	1.35	—	2.15	(4.88)	—	(4.11)

	The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2015	69	19.35	—	19.98	1,366	—	1.40	—	1.60	(7.39)	—	(7.21)
2014	77	20.89	—	21.54	1,642	—	1.40	—	1.60	0.35	—	0.55
2013	97	20.82	—	21.42	2,051	0.37	1.40	—	1.60	35.31	—	35.58
2012	122	15.39	—	15.80	1,906	—	1.40	—	1.60	6.96	—	7.18
2011	171	14.38	—	14.74	2,497	0.37	1.40	—	1.60	(8.59)	—	(8.41)

	The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2015	71	23.27	—	25.95	1,830	—	1.35	—	2.25	9.45	—	10.46
2014	93	21.26	—	23.50	2,166	—	1.35	—	2.25	3.70	—	4.66
2013	83	20.50	—	22.45	1,823	0.19	1.35	—	2.25	44.40	—	45.73
2012	99	13.63	—	15.41	1,507	—	1.35	—	2.70	6.99	—	12.51
2011	148	12.74	—	13.69	2,001	—	1.35	—	2.25	(5.22)	—	(4.35)

	The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2015	347	22.17	—	33.21	8,472	1.14	1.35	—	2.30	(0.42)	—	0.55
2014	431	22.26	—	24.74	10,488	1.21	1.35	—	2.30	26.45	—	27.68
2013	625	17.61	—	19.38	12,005	1.03	1.35	—	2.30	(0.59)	—	0.38
2012	765	17.08	—	19.31	14,675	0.61	1.35	—	2.70	8.90	—	14.06
2011	978	15.68	—	16.93	16,452	0.60	1.35	—	2.30	3.24	—	4.24

	Van Eck Worldwide Insurance Trust - Van Eck VIP Emerging Markets
2015	75	20.36	—	23.27	1,698	0.62	1.35	—	2.45	(16.10)	—	(15.15)
2014	100	24.26	—	27.42	2,677	0.59	1.35	—	2.30	(2.71)	—	(1.76)
2013	141	25.36	—	27.91	3,863	1.64	1.35	—	2.30	9.44	—	10.51
2012	184	22.34	—	25.26	4,549	—	1.35	—	2.70	22.26	—	28.05
2011	246	18.27	—	19.72	4,773	1.24	1.35	—	2.30	(27.44)	—	(26.74)

	Van Eck Worldwide Insurance Trust - Van Eck VIP Global Hard Assets
2015	99	14.79	—	16.60	1,588	0.04	1.35	—	2.30	(34.98)	—	(34.35)
2014	126	22.75	—	25.28	3,082	0.11	1.35	—	2.30	(20.97)	—	(20.20)
2013	157	28.78	—	31.68	4,841	0.74	1.35	—	2.30	7.99	—	9.04
2012	210	25.69	—	29.05	5,963	0.59	1.35	—	2.70	(2.62)	—	1.99
2011	261	26.39	—	28.48	7,297	1.34	1.35	—	2.30	(18.37)	—	(17.58)

	Van Eck Worldwide Insurance Trust - Van Eck VIP Multi-Manager Alternatives
2015	—	9.58	—	10.39	—	—	1.35	—	2.05	(1.21)	—	(0.91)
2014	72	9.70	—	10.49	741	—	1.35	—	2.05	(3.09)	—	(2.40)
2013	96	9.76	—	10.74	1,012	—	1.35	—	2.30	2.63	—	3.63
2012	120	9.17	—	10.37	1,223	—	1.35	—	2.70	(4.56)	—	(0.04)
2011	188	9.61	—	10.37	1,919	0.96	1.35	—	2.30	(4.51)	—	(3.59)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Wells Fargo Variable Trust - Wells Fargo VT Discovery
2015	132	$23.83	—	25.28	$3,237	—%	1.25	—	1.80%	(3.22)	—	(2.69)%
2014	146	24.62	—	25.97	3,683	—	1.25	—	1.80	(1.44)	—	(0.89)
2013	234	24.98	—	26.21	5,954	0.01	1.25	—	1.80	41.24	—	42.02
2012	235	17.69	—	18.45	4,232	—	1.25	—	1.80	15.63	—	16.27
2011	231	15.30	—	15.87	3,587	—	1.25	—	1.80	(1.37)	—	(0.82)

	Wells Fargo Variable Trust - Wells Fargo VT Opportunity
2015	213	18.37	—	19.49	4,023	0.13	1.25	—	1.80	(4.81)	—	(4.29)
2014	253	19.30	—	20.36	5,015	0.06	1.25	—	1.80	8.45	—	9.05
2013	319	17.80	—	18.67	5,804	0.20	1.25	—	1.80	28.35	—	29.06
2012	378	13.87	—	14.47	5,350	0.09	1.25	—	1.80	13.46	—	14.08
2011	477	12.22	—	12.68	5,935	0.15	1.25	—	1.80	(7.20)	—	(6.69)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations and comprehensive income, of shareholder’s equity and of cash flows present fairly, in all material respects, the financial position of Lincoln Benefit Life Company and its subsidiary at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance (the “financial statement schedules”) present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 1, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of

Lincoln Benefit Life Company

Lincoln, Nebraska

We have audited the accompanying Statements of Operations and Comprehensive Income, Shareholder’s Equity and Cash Flows of Lincoln Benefit Life Company (the “Company”) for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis). Our audits also included Schedule IV – Reinsurance for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis). These financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the results of operations, shareholder’s equity and cash flows of Lincoln Benefit Life Company for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV – Reinsurance for the year ended December 31, 2013 (Predecessor’s Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor’s Basis), when considered in relation to the basic financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche, LLP

Chicago, Illinois

April 13, 2015

2

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Consolidated Balance Sheets

December 31, 2015 and December 31, 2014

($ in thousands, except par value data and share amounts)

	December 31, 2015	December 31, 2014
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost $8,274,194 and $9,231,856)	$7,945,942	$9,390,647
Commercial mortgage loans	1,509,132	1,115,167
Policy loans	186,827	194,385
Short-term investments	184,820	361,369
Other invested assets	18,412	26,897

Total Investments	9,845,133	11,088,465
Cash	49,121	49,730
Accrued investment income	91,214	96,408
Reinsurance recoverables — nonaffiliates	5,984,458	5,694,965
Valuation of business acquired	247,702	231,521
Deposit receivable	1,250,328	1,383,388
Other assets	633,091	592,202
Current income tax	1,472	—
Deferred tax asset, net	65,040	—
Separate account assets	1,395,141	1,573,865

Total Assets	$19,562,700	$20,710,544

LIABILITIES
Future policy benefits and other policyholder liabilities	$4,757,641	$4,528,949
Policyholders’ account balances	11,120,565	11,764,312
Accrued expenses and other liabilities	95,826	188,656
Modified coinsurance payable	1,250,328	1,383,388
Deferred tax liability	—	40,732
Other long-term debt — affiliate	608,700	551,600
Separate account liabilities	1,395,141	1,573,865

Total Liabilities	$19,228,201	$20,031,502

SHAREHOLDER’S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	$2,500	$2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income	(154,699)	85,498
Retained earnings (deficit)	(106,860)	(2,514)

Total Shareholder’s Equity	334,499	679,042

Total Liabilities and Shareholder’s Equity	$19,562,700	$20,710,544

See Notes to the Consolidated Financial Statements

3

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Consolidated Statements of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Loss) (Predecessor)

For the Year Ended December 31, 2015, the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Year Ended December 31, 2013

($ in thousands)

	Successor		Predecessor
	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Revenues
Premiums earned	$8,841	$20,384	$—	$—
Fee income from policyholders	353,932	259,169	—	—
Net investment income	398,931	288,571	2,350	10,935
Realized investment gains, net	113,538	46,092	285	—

Total revenues	$875,242	$614,216	$2,635	$10,935

Expenses
Policyholders’ benefits	351,744	216,543	—	—
Return credited to policyholders’ account balances	301,079	256,703	—	—
Operating and acquisition expenses	93,671	96,050	—	—

Total expenses	$746,494	$569,296	$—	$—

Income (Loss) Before Federal Income Tax	$128,748	$44,920	$2,635	$10,935
Federal Income Tax Expense (Benefit)
Current	22,528	—	914	3,902
Deferred	23,566	14,234	8	(77)

Total income tax expense (benefit)	46,094	14,234	922	3,825

NET INCOME (LOSS)	$82,654	$30,686	$1,713	$7,110

Other comprehensive (loss) income, before tax
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	$(290,511)	$131,433	$2,364	$(15,281)
Reclassification adjustment for (gains) losses included in net income	79,023	—	285	1

Net unrealized investment gains (losses)	(369,534)	131,433	2,079	(15,282)

Other comprehensive (loss) income, before tax
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses) for the period	(101,679)	45,935	828	(5,349)
Reclassification adjustment for (gains) losses included in net income	(27,658)	—	(100)	—

Net unrealized investment gains (losses)	(129,337)	45,935	728	(5,349)

Other comprehensive (loss) income	(240,197)	85,498	1,351	(9,933)

Comprehensive (loss) income	$(157,543)	$116,184	$3,064	$(2,823)

See Notes to the Consolidated Financial Statements

4

Lincoln Benefit Life Company

Consolidated Statements of Shareholder’s Equity (Successor) and Statements of Shareholder’s Equity (Predecessor)

For the Year Ended December 31, 2015, the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014, and the Year Ended December 31, 2013

($ in thousands, except par value data and share amounts)

	Common Stock		Additional Paid-In Capital	Retained Earnings	Accumulated Other Other Comprehensive Income (Loss)	Total Shareholder’s Equity

Predecessor	Shares	Amount
Balance, December 31, 2012	25,000	$2,500	$180,000	$150,215	$13,803	$346,518
Comprehensive income (loss)
Net income (loss)	—	—	—	7,110	—	7,110
Other comprehensive income (loss), net of tax	—	—	—	—	(9,933)	(9,933)

Total comprehensive income (loss)						(2,823)

Balance, December 31, 2013	25,000	$2,500	$180,000	$157,325	$3,870	$343,695
Comprehensive income (loss)
Net income (loss)	—	—	—	1,713	—	1,713
Other comprehensive income (loss), net of tax	—	—	—	—	1,351	1,351

Total comprehensive income (loss)						3,064

Balance, March 31, 2014	25,000	$2,500	$180,000	$159,038	$5,221	$346,759

Successor
Balance, April 1, 2014	25,000	$2,500	$593,308	$—	$—	$595,808
Dividends to shareholder	—	—	—	(33,200)	—	(33,200)
Capital contribution	—	—	250	—	—	250
Comprehensive income (loss)
Net income	—	—	—	30,686	—	30,686
Other comprehensive income (loss), net of tax	—	—	—	—	85,498	85,498

Total comprehensive income (loss)						116,184

Balance, December 31, 2014	25,000	$2,500	$593,558	$(2,514)	$85,498	$679,042
Dividends to shareholder	—	—	—	(187,000)	—	(187,000)
Comprehensive income (loss)
Net income	—	—	—	82,654	—	82,654
Other comprehensive income (loss), net of tax	—	—	—	—	(240,197)	(240,197)

Total comprehensive income (loss)						(157,543)

Balance, December 31, 2015	25,000	$2,500	$593,558	$(106,860)	$(154,699)	$334,499

See Notes to the Consolidated Financial Statements

5

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Consolidated Statements of Cash Flows (Successor) and Statements of Cash Flows (Predecessor)

For the Year Ended December 31, 2015, the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Year Ended December 31, 2013

($ in thousands)

	Successor		Predecessor
	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Cash flows from operating activities:
Net income (loss)	$82,654	$30,686	$1,713	$7,110
Adjustments to reconcile net income to net cash:
Policy charges and fee income	(353,932)	(259,169)	—	—
Interest credited	301,079	256,703	—	—
Investment gains, net	(125,986)	(46,092)	(285)	—
Amortization/Accretion of bond premium, net	44,701	44,112	94	630
Amortization of VOBA	40,880	38,987	—	—
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances	(24,884)	(21,964)	6,402	(6,147)
Decrease (increase) in receivable from/payable to affiliate	—	—	24,358	(17,255)
Deferred income tax expense (benefit)	23,566	14,234	921	(329)
Decrease (increase) in accrued investment income	5,194	6,838	—	—
Decrease (increase) in other assets and liabilities	(27,417)	31,780	(23,192)	16,007

Net cash provided by (used in) operating activities	(34,145)	96,115	10,011	16

Cash flows from investing activities:
Fixed maturities, available for sale
Proceeds from sales and maturities	4,739,792	1,844,344	21,341	62,645
Purchases	(3,703,237)	(1,898,874)	—	(38,896)
Commercial mortgage loans
Proceeds from sales and paydowns	164,658	150,849	—	—
Originations and purchases	(559,110)	—	—	—
Net purchases, sales, maturities of derivatives	(1,379)	(8,636)	—	—
Net purchases, sales, maturities of other investments	184,107	620,425	55,924	(31,738)

Net cash provided by (used in) investing activities	824,831	708,108	77,265	(7,989)

Cash flows from financing activities:
Policyholders’ account deposits	356,916	340,128	—	—
Policyholders’ account withdrawals	(922,215)	(1,141,289)	—	—
Dividends paid to shareholder	(187,000)	(33,200)	—	—
Change in overdrafts	(38,996)	39,089	—	—
Capital contribution	—	250	—	—

Net cash provided by (used in) financing activities	(791,295)	(795,022)	—	—

Net increase (decrease) in cash and cash equivalents	(609)	9,201	87,276	(7,973)
Cash and cash equivalents, beginning of period	49,730	40,529	5,100	13,073

Cash and cash equivalents, end of period	$49,121	$49,730	$92,376	$5,100

Supplemental schedule of cash flow information:
Cash paid during the year:
Income taxes paid	$24,000	$—	$—	$4,200
Interest paid	6,671	$4,585	$—	$—
Commutation Agreement proceeds (see Note 1):
Cash received on April 1, 2014	$—	$—	$143,348	$—
Cash received subsequent to April 1, 2014	$—	$—	$5,946	$—
Invested assets transferred	$—	$—	$11,482,637	$—
Noncash activities
Issuance of vehicle note	$—	$513,000	$—	$—
Issuance of other long-term debt	$—	$513,000	$—	$—
Interest income on vehicle note	$22,880	$15,711	$—	$—
Interest expense on other long-term debt	$22,880	$15,711	$—	$—
Increase in vehicle note and other long-term debt	$57,100	$38,600	$—	$—
Increase in modified coinsurance payable and deposit receivable	$133,060	$166,963	$—	$—

See Notes to the Consolidated Financial Statements

6

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

1.	General

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly owned subsidiary of Resolution Life, Inc. (“Resolution”), which in turn is a wholly owned subsidiary of Resolution Life Holdings, Inc. (“Holdings”). Resolution was formed on July 2, 2013 under the General Corporation Law of the State of Delaware.

On April 1, 2014, Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly owned subsidiary of Lincoln Benefit when it was contributed to Lincoln Benefit by Resolution.

The Company became a wholly owned subsidiary of Resolution on April 1, 2014 after receiving all required regulatory approvals. Prior to this date, it was a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”). On July 17, 2013, Holdings executed a Stock Purchase Agreement (the “Purchase Agreement”) to acquire 100% of the Company from ALIC (the “Acquisition”). In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit’s outstanding capital stock to Resolution pursuant to an Assignment Agreement. The purchase price was $595.8 million.

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Financial Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased, and sales through the Allstate Financial sales channel will continue for a period up to 30 months after the closing date of Acquisition. We operate as a single segment entity, based on the manner in which we use financial information to evaluate business performance and to determine the allocation of resources.

On April 1, 2014, immediately prior to the Acquisition, the Company, pursuant to a Partial Commutation Agreement, recaptured all deferred annuity, long-term care, accident and health and life business sold through Lincoln Benefit’s independent master brokerage agencies, other than specified life business, previously reinsured by ALIC. The primary impacts of the Partial Commutation Agreement with ALIC were the receipt of investments, the reduction of the related reinsurance recoverable and the reestablishment of deferred acquisition costs. The Company’s assets and liabilities increased by $1.33 billion and $0.19 billion, respectively. Since the Partial Commutation Agreement occurred between entities under common control, the excess of assets received and liabilities assumed was recorded as a capital contribution through additional paid-in capital.

Additionally, Lincoln Benefit and ALIC entered into an Amended and Restated Reinsurance Agreement where ALIC continues to reinsure all life insurance business written by Lincoln Benefit through the Allstate Financial Sales channel, all immediate annuities written by Lincoln Benefit prior to closing of the Acquisition, and certain term life policies written by Lincoln Benefit. Lincoln Benefit’s variable annuity business will remain reinsured by ALIC under an existing reinsurance agreement between Lincoln Benefit and ALIC. This business will continue to be administered by ALIC under an existing administrative services agreement between Lincoln Benefit and ALIC.

As part of the Acquisition, ALIC agreed to indemnify the Company for certain liabilities related to the pre-closing activities of the transferred business.

7

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Under the acquisition method of accounting, the assets acquired and liabilities assumed are recorded at fair value at the date of acquisition. The following table summarizes the fair values of assets acquired and liabilities assumed as of April 1, 2014:

($ in thousands)
Assets
Fixed maturities	$9,194,903
Commercial mortgage loans	1,263,902
Policy loans	196,451
Short-term investments	979,728
Other invested assets	1,104
Cash	40,529
Accrued investment income	103,246
Reinsurance recoverable	5,606,879
Value of business acquired	290,795
Deposit receivable	1,550,351
Intangibles	5,200
Other assets	554,176
Separate account assets	1,661,007

Total assets acquired	21,448,271

Liabilities
Future policy benefits and other policyholder liabilities	6,682,833
Policyholders’ account balances	10,367,246
Accrued expenses and other liabilities	78,026
Modified coinsurance payable	1,550,351
Other long-term debt — affiliate	513,000
Separate account liabilities	1,661,007

Total liabilities assumed	20,852,463

Net assets acquired	$595,808

Included in the assets acquired is the value of business acquired (“VOBA”), which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 11 for further explanation of VOBA. The assessment of fair value in accordance with ASC 805-20-25 included the establishment of intangible assets for VOBA and various state licenses.

Basis of Presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The financial statements are presented for Successor and Predecessor periods, which relate to the accounting periods after and before April 1, 2014, respectively, the date of the closing of the Acquisition. For periods after April 1, 2014, the accompanying financial statements comprise the consolidated financial statements of the Company, which include the accounts of the Company and its subsidiary. Due to the Acquisition and the application of push-down accounting, different bases of accounting have been used to prepare the Predecessor and Successor financial statements. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods. The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

8

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Consolidation

The accompanying consolidated financial statements of the Successor include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.	Significant Accounting Policies

Cash

Cash includes cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business and other debt instruments with maturities of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”) residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). Fixed maturities, which may be sold prior to their contractual maturity, are designated as available-for-sale (“AFS”) and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments and cash received from maturities and pay-downs are reflected as a component of proceeds from sales and maturities within the Consolidated Statement of Cash Flows — Successor and Statement of Cash Flows — Predecessor.

The Company recognizes other-than-temporary impairments (“OTTI”) for securities classified as AFS in accordance with ASC 320, Investments-Debt and Equity Securities. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer’s ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and noncredit loss. Credit losses are charged to net realized investment losses and noncredit losses are charged to other comprehensive income. The credit loss component is the difference between the security’s amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security’s fair value and the present value of its expected future cash flows is the noncredit loss. For corporate bonds, historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities

9

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g., unemployment rates, housing prices) and loan-specific information (e.g., delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Commercial mortgage loans (“CMLs”) acquired at fair value are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the U.S. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses (“ALLL”) representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors.

Policy loans represent loans the Company issues to policyholders. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations and Comprehensive Income (Loss). Generally, interest is capitalized on the associated policy’s anniversary date.

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates fair value.

Derivatives

As part of the Company’s overall risk management policy, the Company uses listed options and exchange traded futures to economically hedge its obligation under certain fixed indexed annuity and universal life contracts. Derivative financial instruments utilized by the Company during the year ended December 31, 2015 and in the period from April 1, 2014 through December 31, 2014 (the “Successor Period”) included index option contracts and futures contracts. Derivatives are carried in the Company’s Consolidated Balance Sheet either as assets within Other invested assets or as liabilities within Accrued expenses and other liabilities at estimated fair value. The Company offsets the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in realized investment gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss). The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns at specified or optional dates based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in indexed annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option’s notional amount. The Company purchases and writes (sells) option contracts primarily to

10

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company receives/pays cash equal to the premium of written/purchased options when the contract is established. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract in exchange for the equity upon which the option is written/purchased. If the options are not exercised, then no additional cash is exchanged when the contract expires. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. Purchased put and call index option contracts are cash settled upon exercise and the gain or loss on the settlement is reported in net investment income. If the purchased option contract expires without being exercised, the premiums paid are reported as net investment income and the corresponding asset previously recorded is reversed. The change in the fair value of written option contracts is reported in Realized investment gains, net, with an adjustment to a corresponding liability. Written call index option contracts are cash settled upon exercise and the gain or loss on settlement is reported in Realized investment gains, net.

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company has reinsurance agreements to transfer all the risk related to guarantee minimum income, accumulation and withdrawal benefits in variable annuity contracts to third party reinsurers. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in policyholder account balances or future policy benefits and other policyholder liabilities.

Investment Income and Realized Gains and Losses

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed maturities when the timing and amount of cash flows expected to be received is not reasonably estimable. It is the Company’s policy to cease to carry accrued interest on commercial mortgage loans that are over 90 days delinquent. The Company held no non-income producing investments as of December 31, 2015 or December 31, 2014.

Realized investment gains and losses net include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Fees, and Related Policyholders’ Benefits and Interest Credited

Prior to April 1, 2014 or the periods prior to April 1, 2014 (the “Predecessor Periods”), the Company had reinsurance agreements whereby all premiums, fee income from policyholders and returns credited to policyholders, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Amounts reflected in the Statements of Operations and Comprehensive Income (Loss) are presented net of reinsurance.

11

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Surrender values on traditional life and death benefits are reflected in policyholder benefits.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. As of April 1, 2014, the Company has reinsurance agreements to transfer all the risk related to immediate annuities existing as of or prior to the Acquisition Date.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the policyholder, interest credited to the policyholder account balance and contract charges assessed against the policyholder account balance. Premiums from these contracts are reported as policyholder account balances. Fee income from policyholders consist of fees assessed against the policyholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the policy prior to contractually specified dates. These charges are recognized as revenue when assessed against the policyholder account balance. Policyholder benefits include life-contingent benefit payments in excess of the policyholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as policyholder account balance deposits. Policy fees for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the policyholder account balance.

Return credited to policyholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Policy charges for variable life and variable annuity products consist of fees assessed against the policyholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Policy benefits incurred for variable life and variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

The Company incurs costs in connection with renewal insurance business. All acquisition-related costs, including commissions, as well as all indirect costs, are expensed as incurred and reported in Other expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014.

Reinsurance

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have

12

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting. For short duration contracts, to meet risk transfer requirements the reinsurer must assume significant insurance risk and have a reasonable possibility of experiencing significant loss.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets (Successor). However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

In the Predecessor periods, or the periods prior to April 1, 2014, the Company had reinsurance agreements whereby all insurance risks represented by premiums, fee income from policyholders, returns credited to policyholder account balances, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Additionally, investment income earned on the assets that supported policyholder account balances and future policy benefits and other policyholder funds were not included in the Company’s financial statements, as those assets were owned and managed by ALIC and other reinsurers under the terms of the reinsurance agreements.

Value of Business Acquired (“VOBA”)

For interest-sensitive life products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits (“EGP’s”) from margins on mortality, interest, expenses, and surrenders, all of which are net of reinsurance and include actual realized gains and losses on investments. For non-interest sensitive life products, such as term life insurance, VOBA is amortized in relation to premium. VOBA is reviewed periodically for loss recognition to ensure that the unamortized balance is recoverable from future earnings from the business. The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS.

Separate Accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders, and therefore are not included in the Company’s Consolidated Statement of Operations and Comprehensive Income (Successor) or Statements of Operations and Comprehensive Income (Predecessor). Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives.

13

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Future Policy Benefits and Other Policyholder Liabilities

Policy liabilities are established for future policy benefits on certain annuity, life, and long term care policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Changes in policy and contract claims are recorded in policyholder benefits in the Consolidated Statements of Operations and Comprehensive Income (Loss).

For ASC 944-20 products, benefit reserves are computed using the net level premium method for individual life, annuity and long-term care policies, and are based upon estimates as to future investment yield, mortality and lapse that include provisions for adverse deviation that were prevalent at the time the reserve was initially established. Mortality, morbidity and lapse assumptions for all policies are based on the Company’s own experience and industry standards.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported claims and claims adjustment expenses. A liability is also held for claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary. Such adjustments are reflected in current operations.

Future policy benefit reserves for fixed indexed annuity policies with returns linked to the performance of a specified market index are equal to the excess of the sum of the fair value of the embedded derivative and the host (or guaranteed) component over the policyholder account balance. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established as of the date of acquisition and is equal to the account value, plus the value of the unexpired options at the date of acquisition, less the embedded derivative, and accreted over the policy’s life at a constant rate of interest.

The Company holds additional liabilities for its no lapse guarantees (associated with universal life) and guaranteed minimum withdrawal benefits (associated with fixed indexed annuities). These are accounted for in accordance with ASC 944-20, Financial Services — Insurance Activities.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised if the estimates discussed above are revised.

Policyholders’ Account Balances

Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses.

Future policy benefits reserves for the portion of fixed indexed annuities earning a fixed rate of interest, and other deferred annuity products are computed under a retrospective deposit method and represent policyholders’ account balances before applicable surrender charges. The prior year amount of $1.9 billion has been reclassified from Future Policy Benefits and Other Policyholder Liabilities to Policyholders’ Account Balances to conform with the current year presentation.

The Company holds additional liabilities for guaranteed minimum income benefits (“GMIB”) associated with variable annuities, which are accounted for in accordance with ASC 944-20, Financial Services — Insurance Activities. The reserves for certain living benefit features, including guaranteed minimum accumulation benefits

14

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

(“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) are accounted for as embedded derivatives, with fair values calculated as the present value of expected future benefit payments to contractholders less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. The Company’s GMIB, GMAB and GMWB reserves are ceded to external reinsurers. For additional information regarding the valuation of these optional living benefit features, see Note 10.

Income Taxes — Successor

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial statement and income tax bases of assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The realizability of deferred tax assets is assessed at each reporting date and a deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized. Tax positions are assessed under a two-step approach, which requires the assessment of recognition and measurement. The Company reports interest expense related to income tax matters and tax penalties in other operating expenses in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Income Taxes — Predecessor

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Other Long-Term Debt

Effective April 1, 2014, and with Nebraska Department of Insurance (the “NE DOI” or the “Department of Insurance”) approval, Lancaster Re issued a variable funding Surplus Note (the “Surplus Note”) to its affiliate, Lanis, LLC. for $513 million and acquired from Lanis a Vehicle Note (the “Vehicle Note”) for $513 million. The Vehicle Note is held to support a portion of Lancaster Re’s reinsurance obligations and has been authorized as an acceptable form of reinsurance collateral pursuant to Nebraska Rev. Stat. §44-8216(8)(c)(i) which allows a special purpose financial captive insurer to establish any method of security that the Department deems acceptable. The scheduled maturity date of the Vehicle Note is April 1, 2034, and the scheduled maturity date of the Surplus Note is April 1, 2039, although each may be cancelled earlier or extended under certain conditions. The Surplus Note does not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the Department of Insurance. With pre-approval, the Surplus Note is increased each quarter with a corresponding increase in the Vehicle Note. With Department pre-approval, interest on the Surplus Note for the prior quarter is paid on the first day of each subsequent quarter at a rate consistent with the rate received on the Vehicle Note of 4%. The Surplus Note and Vehicle Note increased by $57.1 million and $38.6 million in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively. Interest expense of $22.9 million and $15.7 million was recognized in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively. The Surplus Note is unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Lancaster Re.

Other Assets and Accrued Expenses and Other Liabilities

Other assets consist primarily of premiums due, intangible assets, the Vehicle Note and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

15

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Reclassifications

Certain prior year amounts have been reclassified to conform with the current year financial statement presentation.

Adoption of New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item, but only if the amount reclassified is required under accounting principles generally accepted in the United States of America (“GAAP”) to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company’s results of operations or financial position.

Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis (“pushdown”) in the acquired entity’s separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer’s new basis in the acquired entity’s assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The Company has applied pushdown accounting as a result of the Acquisition in the Successor Period, as disclosed in Note 1.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. The adoption of this new guidance in 2015 did not have a material impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued a comprehensive new revenue recognition standard effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

16

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In February 2015, the FASB issued updated guidance regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2015, the FASB issued new guidance on short-duration insurance contracts. The amendments in this new guidance are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The new guidance should be applied retrospectively by providing comparative disclosures for each period presented, except for those requirements that apply only to the current period. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability; (ii) methodologies and judgments in estimating claims; and (iii) the timing, and frequency of claims. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2015, the FASB issued new guidance on fair value measurement effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement, effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to: (i) the classification and measurement of certain equity investments; (ii) the presentation of changes in the fair value of financial liabilities measured under

17

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

the fair value option that are due to instrument-specific credit risk; and (iii) certain disclosures associated with the fair value of financial instruments. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2015 and 2014 were as follows:

December 31, 2015 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$163,096	$5,563	$(81)	$168,578
Obligations of U.S. States and Political Subdivisions	712,948	14,827	(7,018)	720,757
Foreign government	72,042	202	(10,601)	61,643
Corporate securities	6,060,561	31,263	(353,149)	5,738,675
ABS	542,503	2,517	(8,229)	536,791
CMBS	513,316	627	(7,244)	506,699
RMBS	209,728	4,600	(1,529)	212,799

Total fixed maturities	$8,274,194	$59,599	$(387,851)	$7,945,942

December 31, 2014 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$287,077	$20,933	$(58)	$307,952
Obligations of U.S. States and Political Subdivisions	517,378	26,888	(531)	543,735
Foreign government	250,008	5,637	(437)	255,208
Corporate securities	7,279,391	132,481	(34,127)	7,377,745
ABS	378,906	6,145	(2,408)	382,643
CMBS	331,041	3,507	(1,065)	333,483
RMBS	188,055	2,849	(1,023)	189,881

Total fixed maturities	$9,231,856	$198,440	$(39,649)	$9,390,647

Scheduled Maturities — Successor

The scheduled maturities for fixed maturities are as follows as of December 31, 2015:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$190,261	$189,547
Due after one year through five years	1,461,237	1,459,059
Due after five years through ten years	2,148,851	2,092,046
Due after ten years	3,208,298	2,949,002

Total before asset and mortgage-backed securities	7,008,647	6,689,654
Asset and mortgage-backed securities	1,265,547	1,256,288

Total fixed maturities	$8,274,194	$7,945,942

18

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Commercial Mortgage Loans — Successor

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company’s commercial mortgage loan portfolio by geographical region as of December 31, 2015 and December 31, 2014:

($ in thousands)	December 31, 2015	December 31, 2014
Alabama	$1,508	$1,720
Arizona	34,911	35,481
California	336,310	255,563
Colorado	57,207	22,381
Connecticut	25,374	—
Florida	86,698	20,779
Georgia	67,213	27,502
Hawaii	7,134	8,125
Illinois	92,813	53,174
Iowa	1,266	1,490
Kansas	9,200	—
Kentucky	7,696	8,260
Maine	3,905	4,114
Maryland	33,844	35,536
Massachusetts	90,897	92,963
Minnesota	148,346	52,496
Missouri	—	9,324
Nevada	14,262	14,705
New Jersey	68,720	84,007
New York	94,985	72,625
North Carolina	58,078	31,111
Ohio	36,954	38,400
Oklahoma	10,803	10,835
Pennsylvania	41,975	37,688
South Carolina	2,532	3,130
Tennessee	5,278	5,719
Texas	107,279	103,778
Utah	44,366	45,914
Virginia	2,353	18,572
Washington	11,550	13,138
Wisconsin	5,675	6,637
General allowance for loan loss	—	—

Total commercial mortgage loans	$1,509,132	$1,115,167

19

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2015 and December 31, 2014:

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2015 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
	(In thousands)					(In thousands)
Loan-to-value ratios:
Less than 65%	$869,470	$85,869	$19,862	$975,201	64.6%	$1,000,948	65.1%
65% to 75%	508,557	25,374	—	533,931	35.4	535,690	34.9
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$1,378,027	$111,243	$19,862	$1,509,132	100.0%	$1,536,638	100.0%

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2014 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
	(In thousands)					(In thousands)
Loan-to-value ratios:
Less than 65%	$930,592	$151,700	$29,460	$1,111,752	97.6%	$1,146,030	97.6%
65% to 75%	16,591	10,537	—	27,128	2.4	28,275	2.4
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$947,183	$162,237	$29,460	$1,138,880	100.0%	$1,174,305	100.0%

As of December 31, 2015 and December 31, 2014, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2015 and December 31, 2014, $1,509 million and $1,139 million, respectively, of commercial mortgage loans were in current status with no commercial mortgage or other loans classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of December 31, 2015 and December 31, 2014, the Company held no impaired commercial mortgage loans.

The Company’s commercial mortgage may occasionally be involved in a troubled debt restructuring. As of December 31, 2015, the Company had no commitments to fund to borrowers that have been involved in a troubled debt restructuring. As of December 31, 2015 and December 31, 2014, the Company had no new troubled debt restructurings related to commercial mortgage and no payment defaults on commercial mortgages.

20

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Other Invested Assets — Successor

The following table sets forth the composition of “Other invested assets” as of December 31, 2015 and December 31, 2014:

Amortized Cost

	Successor	Successor
($ in thousands)	December 31, 2015	December 31, 2014
Low income housing tax credit properties	$677	$896
Derivatives	17,735	26,001

	$18,412	$26,897

Net Investment Income

Net investment income for Successor Periods for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Fixed maturities	$334,931	$231,972	$2,461	$11,545
Commercial mortgage loans	63,028	49,417	—	—
Cash, cash equivalents and short-term investments	511	4,786	16	23
Other investment (loss) income	9,543	7,353	—	—

Gross investment income	408,013	293,528	2,477	11,568
Investment expenses	9,082	4,957	127	633

Net investment income	$398,931	$288,571	$2,350	$10,935

21

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Realized Investment Gains and Losses

Realized investment gains and losses for Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Realized investment gains, net
Fixed maturities	$120,421	$25,795	$285	$—
Commercial mortgage loans	2,325	2,880	—	—
Derivatives	(9,208)	17,417	—	—

Net realized gains	$113,538	$46,092	$285	$—

There were no other-than-temporary impairment losses recorded in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014.

There were no other-than-temporary impairment losses recorded in the Predecessor Period from January 1, 2014 through March 31, 2014. Realized capital gains and losses in the Predecessor year ended December 31, 2013 included $2 thousand of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2015 or as of December 31, 2014.

Proceeds from sales of fixed maturities and gross realized investment gains and losses for Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Fixed maturities, available-for-sale
Proceeds from sales	$3,864,356	$1,429,177	$5,277	$9,170
Gross investment gains from sales	147,287	30,403	317	3
Gross investment losses from sales	(26,829)	(4,608)	(32)	(1)

Proceeds from sales excludes taxable exchanges of $72.4 million and $3.0 million for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively.

22

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Unrealized Investment Gains and Losses — Successor

The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015 and December 31, 2014:

	Less than 12 months		Greater than 12 months
December 31, 2015 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$18,639	$(77)	$98	$(4)	$18,737	$(81)
Obligations of U.S. States and Political Subdivisions	207,889	(6,983)	4,030	(35)	211,919	(7,018)
Foreign government	41,507	(8,665)	5,965	(1,936)	47,472	(10,601)
All other corporate securities	3,523,371	(293,131)	209,474	(60,018)	3,732,845	(353,149)
ABS	397,884	(7,031)	15,040	(1,198)	412,924	(8,229)
CMBS	437,244	(7,164)	8,419	(80)	445,663	(7,244)
RMBS	65,470	(776)	29,659	(753)	95,129	(1,529)

Total fixed income securities	$4,692,004	$(323,827)	$272,685	$(64,024)	$4,964,689	$(387,851)

	Less than 12 months		Greater than 12 months
December 31, 2014 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$14,160	$(58)	$—	$—	$14,160	$(58)
Obligations of U.S. States and Political Subdivisions	57,605	(531)	—	—	57,605	(531)
Foreign government	37,543	(437)	—	—	37,543	(437)
All other corporate securities	1,683,186	(34,127)	—	—	1,683,186	(34,127)
ABS	115,568	(2,408)	—	—	115,568	(2,408)
CMBS	135,203	(1,065)	—	—	135,203	(1,065)
RMBS	92,804	(1,023)	—	—	92,804	(1,023)

Total fixed income securities	$2,136,069	$(39,649)	$—	$—	$2,136,069	$(39,649)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other-than-temporary and is recorded in earnings.

23

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

24

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Net Unrealized Investment Gains and Losses in AOCI

($ in thousands) Predecessor	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2012	$21,236	$—	$—	$(7,433)	$13,803
Net investment gains and losses on investments arising during the period	(15,281)	—	—	5,349	(9,932)
Reclassification adjustment for gains and losses included in net income	1	—	—	—	1

Balance, December 31, 2013	$5,954	$—	$—	$(2,084)	$3,870
Net investment gains and losses on investments arising during the period	2,364	—	—	(828)	1,536
Reclassification adjustment for gains and losses included in net income	285	—	—	(100)	185

Balance, March 31, 2014	$8,033	$—	$—	$(2,812)	$5,221

Successor
Balance, April 1, 2014	$—	$—	$—	$—	$—
Net investment gains and losses on investments arising during the period	159,261	—	—	(55,675)	103,586
Reclassification adjustment for gains and losses included in net income	—	—	—	—	—
Impact of net unrealized investment gains and losses on VOBA	—	(20,287)	—	7,100	(13,187)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(7,541)	2,640	(4,901)

Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498
Net investment gains and losses on investments arising during the period	(408,019)	—	—	142,807	(265,212)
Reclassification adjustment for gains and losses included in net income	79,023	—	—	(27,658)	51,365
Impact of net unrealized investment gains and losses on VOBA	—	57,061	—	(19,971)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	60,447	(21,157)	39,290

Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)

25

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

4.	Derivative Financial Instruments

See Note 2 for a description of the Company’s accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2015 and 2014:

($ in thousands)	Successor
	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
Assets
Equity Options	$879,853	$28,588	$(10,961)	$593,610	$68,776	$(43,104)
Futures	15,373	108	—	20,195	329	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts(2)	$1,494,084	$—	$(64,138)	$1,734,264	$—	$(63,660)
Equity-indexed life contracts	401,511	—	(11,701)	347,610	—	(18,720)
Guaranteed accumulation benefits(1)	95,752	—	(7,499)	120,714	—	(6,367)
Guaranteed withdrawal benefits(1)	13,264	—	(315)	17,102	—	(366)

(1)	As of April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements
(2)	Notional amount represents account value of equity indexed contracts

The standardized ISDA Master Agreement under which the Company’s derivative transactions are executed include provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex (“CSA”) have been executed. At December 31, 2015 and December 31, 2014, the Company held $0.8 million and $6.4 million in cash and securities collateral delivered by trade counterparties. This cash collateral is reported in Cash on the Consolidated Balance Sheet.

The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014:

	For the Year Ended December 31, 2015		For the Period from April 1, 2014 through December 31, 2014
($ in thousands)	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits
Assets
Equity Options	$(7,557)	$—	$15,230	$—
Futures	(1,651)	—	2,187	—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$(478)	$—	$(5,622)
Equity-indexed life contracts	—	956	—	90

26

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013:

	For the Period from January 1, 2014 through March 31, 2014		For the Year Ended December 31, 2013
($ in thousands)	Interest Credited(1)	Policyholder Benefits(1)	Interest Credited(1)	Policyholder Benefits(1)
Liabilities
Policyholders’ account balances
Derivatives embedded in life and annuity contracts	$16,427	$946	$36,890	$10,177

(1)	Prior to April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.

5.	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheets (Successor) at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2	Assets and liabilities whose values are based on the following:

(a) Quoted prices for similar assets or liabilities in active markets;

(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent

27

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Successor

There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 or December 31, 2014. The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014.

December 31, 2015
Description for Each Class of Asset or Liability ($ in thousands)	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies	$10,621	$157,957	$—	$168,578
Obligations of U.S. States and Political Subdivisions	—	720,757	—	720,757
Foreign government	—	61,643	—	61,643
All Other Corporate Securities	—	5,727,155	11,520	5,738,675
ABS	—	522,531	14,260	536,791
CMBS	—	506,699	—	506,699
RMBS	—	212,799	—	212,799
Short term investments	166,358	18,462	—	184,820
Other invested assets
Equity Options	17,627	—	—	17,627
Futures	108	—	—	108
Separate accounts assets	1,395,141	—	—	1,395,141

Total assets at fair value	$1,589,855	$7,928,003	$25,780	$9,543,638

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(64,138)	$(64,138)
Equity indexed life contracts	—	(11,701)	—	(11,701)
Guaranteed minimum accumulation benefits	—	—	(7,499)	(7,499)
Guaranteed minimum withdrawal benefits	—	—	(315)	(315)
Separate accounts liabilities	(1,395,141)	—	—	(1,395,141)

Total liabilities at fair value	$(1,395,141)	$(11,701)	$(71,952)	$(1,478,794)

28

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014
Description for Each Class of Asset or Liability ($ in thousands)	Level 1	Level 2	Level 3	Total
Assets at fair value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$12,408	$295,544	$—	$307,952
Obligations of U.S. States and Political Subdivisions	—	543,735	—	543,735
Foreign government	—	255,208	—	255,208
All Other Corporate Securities	—	7,370,409	7,336	7,377,745
ABS	—	377,393	5,250	382,643
CMBS	—	330,790	2,693	333,483
RMBS	—	189,881	—	189,881
Short term investments	191,979	145,677	23,713	361,369
Other invested assets
Equity Options	25,672	—	—	25,672
Futures	329	—	—	329
Separate accounts assets	1,573,865	—	—	1,573,865

Total assets at fair value	$1,804,253	$9,508,637	$38,992	$11,351,882

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(63,660)	$(63,660)
Equity indexed life contracts	—	(18,720)	—	(18,720)
Guaranteed minimum accumulation benefits	—	—	(6,367)	(6,367)
Guaranteed minimum withdrawal benefits	—	—	(366)	(366)
Separate accounts liabilities	(1,573,865)	—	—	(1,573,865)

Total liabilities at fair value	$(1,573,865)	$(18,720)	$(70,393)	$(1,662,978)

There were no transfers between Level 1 and Level 2 during the period from April 1, 2014 through December 31, 2014. In 2015, U.S. Treasury securities were transferred to Level 1 as those securities are traded in an active market. The prior year presentation has been updated to conform to the current year presentation.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities

The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. U.S. Treasury securities are included within Level 1 due to the market activity. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark

29

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2015 or December 31, 2014.

Short-term Investments

Short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2. Short-term investments classified within Level 3 primarily consist of commercial mortgage loans. The fair value of the commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Other Invested Assets

The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Separate Account Assets and Liabilities

Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

30

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Policyholders’ Account Balances

The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements:

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(64,138)	Option Pricing Technique	Projected Option Cost	1.40% - 2.11%	1.70%

Excluded from the table above at December 31, 2015 and December 31, 2014 are approximately $26 million and $15 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The table above also excludes underlying quantitative inputs related to liabilities held for the Company’s guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

31

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014:

($ in thousands)	Balance as of January 1, 2015	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2015
Assets
Fixed income securities
All other corporate securities	$7,336	$(282)	$30	$13,255	$(2,386)	$—	$—	$—	$(6,433)	$11,520
ABS	5,250	134	(2,338)	17,191	—	—	(5,000)	—	(977)	14,260
CMBS	2,693	23,506	314	—	—	—	(20,192)	—	(6,321)	—
Short-term investments	23,713	14	—	—	—	—	—	—	(23,727)	—
Liabilities
Equity indexed annuity contracts	(63,660)	(478)	—	—	—	—	—	—	—	(64,138)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(6,733)	(1,081)	—	—	—	—	—	—	—	(7,814)

($ in thousands)	Balance as of April 1, 2014	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2014
Assets
Fixed income securities
All other corporate securities	$396,694	$4,514	$(7,472)	$—	$(289,172)	$—	$(97,228)	$—	$—	$7,336
ABS	436	—	(55)	—	—	4,930	—	—	(61)	5,250
CMBS	3,397	2,179	(314)	—	—	—	—	—	(2,569)	2,693
Short-term investments	24,095	29	—	—	—	—	(411)	—	—	23,713
Liabilities
Equity indexed annuity contracts	(58,038)	(5,622)	—	—	—	—	—	—	—	(63,660)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits(1)	(8,499)	1,766	—	—	—	—	—	—	—	(6,733)

(1)	These amount are 100% ceded in accordance with the Company’s reinsurance agreements.

Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

32

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Balance Sheet; however, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2015 and December 31, 2014:

December 31, 2015 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,536,638	$1,536,638
Policy loans	—	—	186,827	186,827
Cash	49,121	—	—	49,121
Vehicle note	—	—	638,270	638,270

Total assets at fair value	$49,121	$—	$2,361,735	$2,410,856

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,967,973	$5,967,973
Other long-term debt	—	—	638,270	638,270

	$—	$—	$6,606,243	$6,606,243

December 31, 2014 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Commercial mortgage loans	$—	$—	$1,150,510	$1,150,510
Policy loans	—	—	194,385	194,385
Cash	49,730	—	—	49,730
Vehicle note	—	—	551,600	551,600

Total assets at fair value	$49,730	$—	$1,896,495	$1,946,225

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$6,609,253	$6,609,253
Other long-term debt	—	—	551,600	551,600

	$—	$—	$7,160,853	$7,160,853

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

Cash

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value.

33

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Vehicle Note and Other Long-Term Debt

The fair value of the Vehicle note and Other long-term debt is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate.

Policyholders’ Account Balances — Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Predecessor

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 Measurements

•	Fixed maturities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•	Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested and obtained daily from the fund managers.

Level 2 Measurements

•	Fixed maturities

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

34

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 Measurements

•	Policyholder account balances — Successor; contractholder funds Predecessor: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of nonmarket observable inputs.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(267,859)	$18,525	$—	$—	$—

Total recurring Level 3 liabilities	$(267,859)	$18,525	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of March 31, 2014
Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(3,764)	$2,612	$(250,486)

Total recurring Level 3 liabilities	$—	$—	$(3,764)	$2,612	$(250,486)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

35

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2012	Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed maturities:
Corporate	$312	$—	$—	$—	$—

Total recurring Level 3 assets	$312	$—	$—	$—	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$(314,926)	$43,244	$—	$—	$—

Total recurring Level 3 liabilities	$(314,926)	$43,244	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed maturities:
Corporate	$—	$—	$—	$(312)	$—

Total recurring Level 3 assets	$—	$—	$—	$(312)	$—

Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$—	$—	$(6,621)	$10,444	$(267,859)

Total recurring Level 3 liabilities	$—	$—	$(6,621)	$10,444	$(267,859)

(1)	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company’s reinsurance agreements.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during the period from January 1, 2014 through March 31, 2014 or 2013.

36

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

($ in thousands)	Period from January 1, 2014 through March 31, 2014	As of December 31, 2013
Liabilities
Policyholders’ account balances:
Derivatives embedded in life and annuity contracts	$18,525	$43,244

Total recurring Level 3 liabilities	$18,525	$43,244

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits in the period from January 1, 2014 through March 31, 2014, $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013. These amounts are ceded in accordance with the Company’s reinsurance agreements.

6.	Reinsurance

Successor

The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life and long-term care policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers. As of December 31, 2015 and December 31, 2014, approximately 99% of the Company’s non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents over 65% of the Company’s reinsurance recoverables as of December 31, 2015 and 2014.

On April 1, 2014, the Company entered into an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer under which risk on certain universal life and fixed annuity products is transferred. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2015 and 2014, the Company had a deposit receivable and a modified coinsurance payable of $1,250 million and $1,383 million, respectively, related to this agreement.

37

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the year ended December 31, 2015 and for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,463,472	$921,444
Assumed	5,939	5,258
Ceded	(1,106,638)	(702,833)

Premiums and fee income, net of reinsurance	$362,773	$223,869

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the year ended December 31, 2015 and for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,603,724	$1,104,420
Assumed	6,743	4,713
Ceded	(957,643)	(635,887)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$652,824	$473,246

Predecessor

Prior to April 1, 2014, the Company had reinsurance agreements under which it reinsured all of its business to ALIC, Lincoln Benefit Re (“LB Re”) or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to policyholders account balances, contract benefits and substantially all expenses were reinsured. The Company purchased reinsurance to limit aggregate and single losses on large risks. The Company ceded a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

The effects of reinsurance on premiums and contract charges are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Direct	$331,899	$1,331,597
Assumed	1,581	6,830
Ceded:
Affiliate	(244,797)	(962,576)
Non-affiliate	(88,683)	(375,851)

Premiums and fee income, net of reinsurance	$—	$—

38

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The effects of reinsurance on return credited to policyholders’ account balances, policyholder benefits and other expenses are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Direct	$450,041	$1,938,015
Assumed	2,606	8,180
Ceded:
Affiliate	(336,122)	(1,505,010)
Non-affiliate	(116,525)	(441,185)

Return credited to policyholders, contract benefits and expenses, net of reinsurance	$—	$—

7.	Income Taxes

Successor

In connection with the Acquisition as defined in Note 1, ALIC made an election under Treasury Regulation Section 1.1502-36(d) for ALIC to eliminate tax basis in certain assets and tax attributes under the “unified loss rules”. As a result, the tax basis of certain of the Company’s assets was reduced immediately prior to the Acquisition. The reduced tax bases were used to determine the deferred tax impact under the acquisition method of accounting as discussed in Note 1.

The Company is party to a federal income tax allocation agreement (the “Tax Allocation Agreement”) with Lancaster Re. The Company and Lancaster Re will file a separate consolidated federal income tax return for the period April 1, 2014 to December 31, 2014 and will continue to do so in future tax years under Internal Revenue Code Section 1504 (c)(1).

Following the Acquisition, the Company exited The Allstate Corporation’s consolidated federal income tax return and is no longer a party to the tax allocation agreement with its former affiliates. Final tax settlements were agreed to with The Allstate Corporation and no future tax allocations are expected to occur with The Allstate Corporation.

As part of the Acquisition, although the Company remains jointly and severally liable for consolidated tax liabilities, the Company is held harmless by ALIC in accordance with the Acquisition agreement and believes that the possibility of a tax liability for the pre-sale tax years is remote. Additionally, the Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2015 and December 31, 2014. As of December 31, 2015, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

39

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The components of the deferred income tax assets and liabilities as of December 31, 2015 and December 31, 2014 are as follows:

($ in thousands)	December 31, 2015	December 31, 2014
Deferred tax assets
Policyholder reserves	$2,058,446	$2,057,627
Deferred acquisition costs	41,664	24,850
Deferred financing costs	8,707	10,755
Net operating loss carryforward	—	7,500
Investments	120,893	—
Other assets	688	38

Total deferred tax assets	$2,230,398	$2,100,770

Deferred tax liabilities
Value of business acquired	$(86,696)	$(81,032)
Amounts recoverable from reinsurers	(2,076,251)	(2,010,157)
Investments	—	(45,935)
Intangibles	(1,820)	(1,820)
Other liabilities	(591)	(2,558)

Total deferred tax liabilities	$(2,165,358)	$(2,141,502)

Net deferred tax asset/(liability)	$65,040	$(40,732)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that any tax attribute carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) prudent and feasible tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. The Company had no valuation allowance as of December 31, 2015 or December 31, 2014. With respect to deferred tax assets associated with investments, the Company has the ability and intent to hold these securities until recovery. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

At December 31, 2015, the Company had no net operating loss carryforwards, no capital loss carryforwards, or tax credit carryforwards.

40

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Expected federal income tax expense	45,062	$15,722
Dividends received deduction	(2,443)	(1,470)
Other	3,475	(18)

Total income tax expense	$46,094	$14,234

Other represents the establishment of additional deferred tax liabilities that existed at the time of Acquisition and identified during the completion of the consolidated federal income tax return for the 2014 tax year.

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income, and, as such, is a significant component of the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, certain issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.

Predecessor

Prior to April 1, 2014, the Company joined The Allstate Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and was party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company paid to or received from The Allstate Corporation the amount, if any, by which the Allstate Group’s federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also had a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements resulted in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The IRS is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The IRS completed the audit of the Allstate Group’s 2011 and 2012 federal income tax returns and issued a final Revenue Agent’s Report on June 10, 2015. The Allstate Group’s tax years prior to 2011 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

41

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The components of income tax expense are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Current	$914	$3,902
Deferred	8	(77)

Total income tax expense	$922	$3,825

The Company paid no income taxes in the period from January 1, 2014 through March 31, 2014. The Company paid income taxes of $4.2 million in 2013.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

	Period from January 1, 2014 through March 31, 2014	2013
Statutory federal income tax rate	35.0%	35.0%
Other	—	—

Effective income tax rate	35.0%	35.0%

8.	Future Policy Benefits and Other Policyholder Liabilities — Successor

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2015 and 2014, future policy benefits and other policyholder liabilities consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Traditional life insurance	$1,567,388	$1,492,438
Immediate fixed annuities	584,948	635,858
Accident and health insurance	1,580,809	1,462,110
Equity indexed annuities	38,739	39,174
Other	985,757	899,369

Total	$4,757,641	$4,528,949

Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.

42

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

9.	Policyholder Account Balances — Successor

As of December 31, 2015 and 2014, policyholders’ account balances consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Interest-sensitive life contracts	$5,210,152	$5,085,470
Individual annuities	5,896,019	6,662,985
Other	14,394	15,857

Total policyholders’ account balances	$11,120,565	$11,764,312

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%.

10.	Certain Nontraditional Long-Duration Contracts — Successor

The Company offered traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also offered variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with and without market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. All of the risks associated with the Company’s variable annuity contracts are reinsured with external reinsurers.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in fee income from policyholders and changes in liabilities for minimum guarantees are generally included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Predecessor).

43

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within Future policy benefits and other policyholder liabilities or Policyholders’ account balances. As of December 31, 2015 and December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2015
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$608.8	$127.4	$12.8	$91.6
Net amount at risk	$66.3	$16.9	$0.1	$7.4
Average attained age of contractholders	61 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	5 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$307.3
General account value	$3,639.6
Net amount at risk	$84,370.9
Average attained age of contractholders	48 years

44

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

As of December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2014
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$742.7	$151.9	$16.6	$118.4
Net amount at risk	$57.2	$15.2	$0.1	$6.2
Average attained age of contractholders	60 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	6 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$325.1
General account value	$3,518.3
Net amount at risk	$89,942.8
Average attained age of contractholders	51 years

Liabilities for Guarantee Benefits

The liabilities for guaranteed minimum death benefits (“GMDB”) and secondary guarantees on interest-sensitive life and fixed annuities are included in Future policy benefits and other policyholder liabilities on the Consolidated Balance Sheet (Successor) and the related changes in the liabilities are included in Policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss) for the Successor Period for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014. Guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as bifurcated embedded derivatives and are recorded at fair value within Policyholders’ account balances on the Consolidated Balance Sheet (Successor). The table below summarizes the changes in general account liabilities for guarantees on variable contracts.

45

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

	GMDB	GMIB	GMWB/ GMAB	Secondary Guarantees
($ in thousands)	Variable Annuity	Variable Annuity	Variable Annuity	Interest- Sensitive Life and Fixed Annuities	Total
Predecessor
Net balance as of December 31, 2013	$—	$—	$—	$—	$—
Plus reinsurance recoverable	8,444	8,743	9,444	281,771	308,402

Balance as of December 31, 2013	$8,444	$8,743	$9,444	$281,771	$308,402

Less: reinsurance recoverable	8,444	8,743	9,444	281,771	308,402
Net balance as of December 31, 2013	—	—	—	—	—
Incurred guarantee benefits	—	—	—	—	—
Paid guarantee benefits	—	—	—	—	—

Net change	—	—	—	—	—
Net balance as of March 31, 2014	—	—	—	—	—
Plus reinsurance recoverable	8,057	7,122	8,499	293,704	317,382

Balance as of March 31, 2014	$8,057	$7,122	$8,499	$293,704	$317,382

Successor
Balance as of April 1, 2014	$8,057	$7,122	$8,499	$552,163	$575,841
Less: reinsurance recoverable	8,057	7,122	8,499	67,288	90,966

Net balance as of April 1, 2014	—	—	—	484,875	484,875
Incurred guarantee benefits	—	—	—	159,104	159,104
Paid guarantee benefits	—	—	—	(108,252)	(108,252)

Net change	—	—	—	50,852	50,852
Net balance as of December 31, 2014	—	—	—	535,727	535,727
Plus reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Balance as of December 31, 2014	$8,358	$8,240	$6,733	$619,460	$642,791

Less: reinsurance recoverable	8,358	8,240	6,733	83,733	107,064

Net balance as of December 31, 2014	—	—	—	535,727	535,727
Incurred guarantee benefits	—	—	—	217,626	217,626
Paid guarantee benefits	—	—	—	(118,063)	(118,063)

Net change	—	—	—	99,563	99,563
Net balance as of December 31, 2015	—	—	—	635,290	635,290
Plus reinsurance recoverable	8,844	5,663	7,814	100,317	122,638

Balance as of December 31, 2015	$8,844	$5,663	$7,814	$735,607	$757,928

46

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

11.	Value of Business Acquired — Successor

The following reflects the changes to the VOBA asset:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Balance at beginning of period	$231,521	$290,795
Business acquired	—	—
Amortized to expense during the year(1)	(40,880)	(38,987)
Adjustment for unrealized investment losses during the year	57,061	(20,287)

Balance at end of year	$247,702	$231,521

(1)	Amount is included in Operating and Acquisition Expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

VOBA Amortization
2016	14%
2017	12%
2018	10%
2019	8%
2020 and thereafter	56%

12.	Commitments and Contingencies

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

47

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2015, the Company accrued $6.7 million for guaranty fund assessments which is expected to be offset by estimated future premium tax deductions of $11.1 million.

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The Company had the following restricted assets:

•	Certain bonds were on deposit with governmental authorities as required by law with market values of $8.4 million and $8.9 million at December 31, 2015 and December 31, 2014, respectively.

•	Derivative cash collateral received was reported as cash equivalents of $0.8 million and $6.4 million at December 31, 2015 and December 31, 2014, respectively.

•	Funds pledged on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaling $18.4 million at December 31, 2015.

13.	Regulatory Capital and Dividends

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments at amortized cost. Statutory accounting practices do not give recognition to purchase accounting adjustments.

48

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Statutory net income was $74 million and $226 million for the years ended December 31, 2015 and December 31, 2014, respectively. Statutory capital and surplus was $555 million and $719 million as of December 31, 2015 and December 31, 2014, respectively.

Dividend	Limitations

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Department of Insurance is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as, the timing and amount of dividends paid in the preceding twelve months. In connection with the Acquisition, prior approval of the Nebraska Director of Insurance is required for the Company for any dividend or distribution for five years subsequent to the Acquisition. The Company paid dividends of $187.0 million and $33.2 million during the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014, respectively.

Other

Without the prior approval of the Nebraska Director of Insurance, the Company may not:

1.	Acquire or enter into an agreement or understanding to acquire control of any insurer, assumptively acquire policies, or bulk reinsure business during the period of three years after the Acquisition.

2.	Provide or propose to provide directly or indirectly any loans, advances, guarantees, pledges, or other financial assistance (excluding policy loans or investment portfolio transactions) during the period of three years after the Acquisition.

3.	Engage in any material transaction during the period of three years after the Acquisition. “Material transaction” shall mean any transfer or encumbrance of assets that, together with all other transfers or encumbrances made within the preceding twelve months, exceeds in value the greater of five percent of Lincoln Benefit’s surplus as of the December 31st of the last preceding, or the net gain from operations of Lincoln Benefit for the twelve-month period ending the December 31st of the last preceding. For the purposes of this clause, “Material Transaction” shall exclude: (i) investment portfolio transactions; (ii) settlement of balances due to policyholders, agents or third party reinsurers under existing reinsurance agreements or; (iii) settlement of ordinary course payables including but not limited to taxes, third party administrators, suppliers or other ordinary course creditors, and intercompany payables arising under any approved intercompany services agreement

Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements.

14.	Leases

In December 2014, the Company entered into a lease agreement, effective February 2015, to lease office space under a non-cancellable operating lease agreement that expires in January 31, 2026. For the year ended December 31, 2015, the Company made payments of $0.1 million pursuant to this operating lease. For the period from April 1, 2014 through December 31, 2014, the Company made no payments pursuant to this operating lease.

49

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

The minimum aggregate rental commitments as of December 31, 2015 were as follows:

($ in thousands)
2015	$194
2016	207
2017	212
2018	217
2019	222
All future years	1,489

Aggregate total	$2,541

15.	Related Parties

Successor

On April 1, 2014, the Company entered into a management services agreement with Resolution. Under this agreement, Resolution and Lincoln Benefit provide services to each other including but not limited to compliance, legal, risk management, accounting and reporting, treasury, tax and other management related services. Services are provided at cost. Resolution provided $13.9 million and $21.1 million in services to Lincoln Benefit for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC (“Lanis”) pursuant to which the Company will pay Lanis the risk spread due on the Vehicle Note issued by Lanis to Lancaster Re. The total expense related to this risk spread for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 was approximately $6.7 million and $4.3 million, respectively.

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2015 and December 31, 2014 ($ in thousands):

	December 31, 2015	December 31, 2014
Resolution	$(2,623)	$(4,509)
Lanis	$(1,742)	$(1,564)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

The Company’s stock is pledged as collateral on Resolution’s term loan agreement with a syndicate of lenders (“Term Loan”). The maturity date of the loan is June 15, 2018. The Term Loan was funded on April 1, 2014.

On April 1, 2014, the Company and RLI entered into a Letter Agreement whereby from and after the fifth anniversary of the date of the agreement, if the Company makes any payment pursuant to the Fee Letter, within ten Business Days of such payment by the Company, RLI shall reimburse the Company in cash in an amount equal to such payment by the Company.

Predecessor

All intercompany balances were settled prior to the Acquisition.

50

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Notes to Consolidated Financial Statements

Business operations

Prior to April 1, 2014, the Company used services performed by its affiliates, Allstate Insurance Company (“AIC”), ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shared the services of employees with AIC. The Company reimbursed its affiliates for the operating expenses incurred on behalf of the Company. The Company was charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $50.1 million and $249.7 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013, respectively. Of these costs, the Company retained investment related expenses on the invested assets that were not transferred under the reinsurance agreements. All other costs were ceded to ALIC under the reinsurance agreements.

Broker-Dealer agreements

Prior to April 1, 2014, the Company had a service agreement with Allstate Distributors, L.L.C. (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promoted and marketed products sold by the Company. In return for these services, the Company recorded expense of $12 thousand and $71 thousand in the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

Prior to April 1, 2014, the Company received distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $2.2 million and $7.7 million in the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

Reinsurance

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Premiums and contract charges	$244,797	$962,576
Interest credited to contractholder funds, contract benefits and expenses	336,122	1,505,010

In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re.

Income taxes

Prior to April 1, 2014, the Company was a party to a federal income tax allocation agreement with The Allstate Corporation (see Note 7).

Intercompany loan agreement

Prior to April 1, 2014, the Company had an intercompany loan agreement with The Allstate Corporation.

51

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Schedule I Summary of Investments Other Than Investments in Related Parties

December 31, 2015

($ in thousands)	Amortized Cost	Fair Value		Amount at which shown in the Consolidated Balance Sheet
Type of Investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$163,096		$168,578	$168,578
States, municipalities and political subdivisions	712,948		720,757	720,757
Foreign governments	72,042		61,643	61,643
All other corporate bonds	6,060,561		5,738,675	5,738,675
Residential mortgage-backed securities	209,728		212,799	212,799
Commercial mortgage-backed securities	513,316		506,699	506,699
Asset-backed securities	542,503		536,791	536,791

Total fixed maturities	$8,274,194		$7,945,942	$7,945,942
Other securities:
Mortgage loans	$1,509,132	$		$1,509,132
Derivatives	26,128		17,735	17,735
Other long-term assets	677			677
Policy loans	186,827			186,827
Short-term investments	184,820			184,820

Total other securities	$1,907,584		$17,735	$1,899,191

Total investments	$10,181,778		$7,963,677	$9,845,133

52

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Schedule IV — Reinsurance

($ in thousands)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Successor
Year Ended December 31, 2015
Life insurance in force	$390,226,197	$384,704,438	$4,601,282	$10,123,041	45.5%

Premiums and contract charges:
Life and annuities	$1,405,005	$(1,056,276)	$5,939	$354,668	1.7%
Accident and health insurance	58,467	(50,362)	—	8,105	0.0%

	$1,463,472	$(1,106,638)	$5,939	$362,773	1.6%

Period from April 1, 2014 through December 31, 2014
Life insurance in force	$395,385,878	$388,790,881	$5,106,566	$11,701,563	43.6%

Premiums and contract charges:
Life and annuities	$869,472	$(669,382)	$5,258	$205,348	2.6%
Accident and health insurance	51,972	(33,451)	—	18,521	0.0%

	$921,444	$(702,833)	$5,258	$223,869	2.4%

Predecessor
Period from January 1, 2014 through March 31, 2014
Premiums and contract charges:
Life and annuities	$313,410	$(314,991)	$1,581	$—	0.0%
Accident and health insurance	18,489	(18,489)	—	—	0.0%

	$331,899	$(333,480)	$1,581	$—	0.0%

Year ended December 31, 2013
Life insurance in force	$389,941,404	$395,421,202	$5,479,798	$—	0.0%

Premiums and contract charges:
Life and annuities	$1,250,623	$(1,257,453)	$6,830	$—	0.0%
Accident and health insurance	80,974	(80,974)	—	—	0.0%

	$1,331,597	$(1,338,427)	$6,830	$—	0.0%

No reinsurance or coinsurance income was netted against premiums ceded in the year ended December 31, 2015, the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 to March 31, 2014, or the year ended December 31, 2013.

53

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The following financial statements are included in Part A of the Registration Statement:

None

The following financial statements are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2015 and 2014, and for the year ended December 31, 2015, the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and the year ended December 31, 2013.

The financial statements the Separate Account as of December 31, 2015, and for each of the years in the two-years then ended.

The following financial statements are included in Part C of the Registration Statement:

None

(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account. (2)

(2) Custody Agreements. (not applicable)

(3) (a) Principal Underwriting Agreement by and among Lincoln Benefit Life Company and Allstate Distributors, L.L.C. (ALFS, Inc., merged with and into Allstate Distributors, L.L.C. effective September 1, 2011) effective November 25, 1998. (Variable Annuity Account). (4)

(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company Allstate Distributors, L.L.C. (ALFS, Inc. merged with and into Allstate Distributors, L.L.C. effective September 1, 2011) effective June 1, 2006. (12)

(c) Selling Agreement between Lincoln Benefit Life Company, Allstate Distributors, L.L.C. (ALFS, Inc., f/k/a Allstate Financial Services, Inc., merged with and into Allstate Distributors, L.L.C. effective September 1, 2011) and Allstate Financial Services, LLC (f/k/a LSA Securities, Inc.) effective August 2, 1999. (13)

(e) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, L.L.C., Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. (14)

(f) Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, L.L.C., effective April 1, 2014. (15)

(4) Variable Annuity Contract. (2)

(5) Application for Contract. (2)

(6) Depositor--Corporate Documents.

(a) Amended and Restated Articles of Incorporation of Lincoln Benefit Life Company dated September 26, 2000, as amended by the Articles of Amendment to the Articles of Incorporation of Lincoln Benefit Life Company dated January 21, 2015. (19)

(b) Amended and Restated By-Laws of Lincoln Benefit Life Company effective March 10, 2006. (11)

(7)(a) Reinsurance Contract. (2)

(b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (3)

(c) Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (16)

(8) Participation Agreements:

(a) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company. (1)

(b) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

(c) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

(d) (1) Participation Agreement among The Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

(2) Service Agreement between Fred Alger Management, Inc. and Lincoln Benefit Life Company. (1)

(e)(1) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company. (1)

(2) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and Lincoln Benefit Life Company. (1)

(3) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services. (1)

(f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (1)

(g) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln Benefit Life Company. (1)

(h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

(i) Form of Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

(j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust and STI Capital

Management. (5)

(k) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company. (8)

(l) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (9)

(m) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and Lincoln Benefit Life Company. (8)

(n) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (6)

(o) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company. (8)

(p) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (8)

(q) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (6)

(q) (2) Amendment to Participation Agreement Among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company. (7)

(r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP. (6)

(s) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc. (6)

(t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life Company. (8)

(u) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Lincoln Benefit Life Company. (10)

Other Material Agreements:

(v) Amended and Restated Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (17)

(w) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (18)

(9) Opinion and Consent of Counsel. (Filed herewith)

(10) Consent of Independent Registered Public Accounting Firm. (Filed herewith)

(11) Financial Statements Omitted from Item 23. (not applicable)

(12) Initial Capitalization Agreement. (not applicable)

(27) Financial Data Schedules. (not applicable)

(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze. (Filed herewith)

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998.

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(4) Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999.

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001.

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. (SEC File No. 333-111553).

(12) Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(13) Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(14) Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

(15) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).

(16) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).

(17) Incorporated herein by reference to Exhibit 10.14 to Post-Effective Amendment No. 1 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2016. (SEC File No. 333-203371).

(18) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).

(19) Incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company’s Registration Statement on Form S-1, filed on April 13, 2015. (SEC File No. 333-203371).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

NAME	POSITION AND OFFICES WITH DEPOSITOR

Stephen Campbell	Director
Richard Carbone	Director
Clive Cowdery	Director
Ann Frohman	Director

Jon Hack	Director
Robert Stein	Director
Grace Vandecruze	Director
W. Weldon Wilson	Director and Chief Executive Officer
Keith Gubbay	President and Chief Actuarial Officer
Robyn Wyatt	Chief Financial Officer, Executive Vice President and Treasurer
Karl Chappell	Managing Director, Investments & Mergers and Acquisitions
Simon Packer	Chief Transformation Officer
Leigh McKegney	Chief Legal Officer, Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR

REGISTRANT

Lancaster Re Captive Insurance Company, a Nebraska corporation, is a subsidiary of the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2016, there were 3,928 Qualified contract owners and 1,492 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. Resolution Life, Inc. has obtained directors and officers insurance, which includes indemnification for liability arising under the Securities Act of 1933 that the directors and officers of Resolution Life, Inc. and its subsidiaries may, in such capacities, incur.

The By-Laws of Allstate Distributors, L.L.C. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC ("ADLLC") serves as principal underwriter and distributor of the Contracts. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. Under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit.

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter

Wilford J. Kavanaugh	Manager, Chairman of the Board and President
Angela K. Fontana	Manager and Assistant Secretary
Mario Imbarrato	Manager
P. John Rugel	Manager
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
Marian Goll	Vice President and Treasurer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Stephanie D. Neely	Vice President and Assistant Treasurer
Mary K. Nelson	Vice President - Operations
Allen R. Reed	Vice President, General Counsel and Secretary
Jesse E. Merten	Senior Vice President and Assistant Secretary
Dana Goldstein	Chief Compliance Officer
Daniel G. Gordon	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors, L.L.C.	$0	$0	$0	$0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

The Principal Underwriter, ADLLC, is located at 3075 Sanders Road, Northbrook, Illinois 60062.

se2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka, Kansas 66636.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Stamford, and the State of Connecticut, on April 15, 2016.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
(REGISTRANT)
By:	LINCOLN BENEFIT LIFE COMPANY

By:	/s/ W. Weldon Wilson W. Weldon Wilson Director and Chief Executive Officer

By:	LINCOLN BENEFIT LIFE COMPANY (DEPOSITOR)

By:	/s/ W. Weldon Wilson W. Weldon Wilson Director and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacity indicated on April 15, 2016.

SIGNATURE	TITLE
*Stephen Campbell	Director
Stephen Campbell
*Richard Carbone Richard Carbone	Director
*Clive Cowdery Clive Cowdery	Director
*Ann Frohman Ann Frohman	Director
*Jon Hack Jon Hack	Director
*Robert Stein Robert Stein	Director
*Grace Vandecruze Grace Vandecruze	Director
/s/ W. Weldon Wilson W. Weldon Wilson	Director and Chief Executive Officer (Principal Executive Officer)
/s/ Robyn Wyatt Robyn Wyatt	Chief Financial Officer, Treasurer and Executive Vice President (Principal Financial Officer and Principal Accounting Officer)

*By: Robyn Wyatt, pursuant to Power of Attorney.

EXHIBITS

(9) Opinion and Consent of Counsel

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze.